SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659


Pre-Effective Amendment No.
Post-Effective Amendment No. 31


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-4556


Amendment No. 33


                        (Check appropriate box or boxes.)

                                IDEX MUTUAL FUNDS
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


               570 CARILLON PARKWAY, ST. PETERSBURG, FLORIDA 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (727) 299-1800


           JOHN HURLEY, P.O. BOX 5068, CLEARWATER, FLORIDA 33758-5068
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

 It is proposed that this filing will become effective:


[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.


[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (1) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ] On (date) pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

----------

IDEX MUTUAL FUNDS

PROSPECTUS
November 1, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO]

IDEX MUTUAL FUNDS


IDEX MUTUAL FUNDS (FUND) CONSISTS OF 18 INDIVIDUAL FUNDS. EACH FUND INVESTS IN A RANGE OF SECURITIES, SUCH AS STOCKS AND/OR BONDS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. IT HAS BEEN WRITTEN TO PROVIDE INFORMATION AND ASSIST YOU IN MAKING AN INFORMED DECISION, WHILE NOT OVERWHELMING YOU WITH UNNECESSARY DATA. IF YOU WOULD LIKE ADDITIONAL INFORMATION, PLEASE REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION
(SAI) (SEE BACK COVER).


IN ADDITION, WE SUGGEST YOU CONTACT YOUR FINANCIAL PROFESSIONAL OR AN IDEX CUSTOMER SERVICE REPRESENTATIVE, WHO WILL BE HAPPY TO ASSIST YOU.

TO HELP YOU UNDERSTAND...


In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.


   /target/         The target directs you to a fund's goals or objective.

   /chess piece/    The chess piece indicates discussion about a fund's
                    strategies.

   /warning sign/   The warning sign indicates the risks of investing in a fund.

   /graph/          The graph indicates investment performance.

   /dollar sign/    The dollar sign indicates fees and expenses of a fund.

   /question mark/  The question mark indicates fund information or it will direct you on how to obtain further information.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS

ALL ABOUT THE IDEX FUNDS

o   Janus Capital Corporation (Sub-Adviser)
    IDEX JCC Growth .................................  2
    IDEX JCC Global .................................  4
    IDEX JCC Balanced ...............................  6
    IDEX JCC Capital Appreciation ...................  8
    IDEX JCC Flexible Income ........................ 10

o   T. Rowe Price Associates, Inc.
    (Sub-Adviser)
    IDEX T. Rowe Price Dividend Growth .............. 12
    IDEX T. Rowe Price Small Cap .................... 14

o   Goldman Sachs Asset Management
    (Sub-Adviser)
    IDEX Goldman Sachs Growth ....................... 16

o   Salomon Brothers Asset Management
    Inc (Sub-Adviser)
    IDEX Salomon All Cap ............................ 18

o   Fred Alger Management, Inc.
    (Sub-Adviser)
    IDEX Alger Aggressive Growth .................... 20

o   Pilgrim Baxter & Associates, Ltd.
    (Sub-Adviser)
    IDEX Pilgrim Baxter Mid Cap Growth .............. 22

o   AEGON USA Investment Management,
    Inc. (Sub-Adviser)
    IDEX AEGON Income Plus .......................... 24
    IDEX AEGON Tax Exempt ........................... 26

o   GE Investment Management Incorporated
    & Scottish Equitable Investment
    Management Limited (Sub-Advisers)
    IDEX GE/Scottish Equitable International
    Equity .......................................... 28

o   Dean Investment Associates
    (Sub-Adviser)
    IDEX Dean Asset Allocation ...................... 30

o   Luther King Capital Management Corporation
    (Sub-Adviser)
    IDEX LKCM Strategic Total Return ................ 32

o   NWQ Investment Management Company,
    Inc. (Sub-Adviser)
    IDEX NWQ Value Equity ........................... 34

o   C.A.S.E. Management, Inc.
    (Sub-Adviser)
    IDEX C.A.S.E. Growth ............................ 36

EXPLANATION OF
STRATEGIES AND RISKS ............................. 38-41

HOW THE IDEX FUNDS ARE
MANAGED AND ORGANIZED ............................ 43-44

SHAREHOLDER INFORMATION .......................... 45-53
o   How to Buy Shares ............................... 46
o   How to  Sell Shares ............................. 47
o   How to Exchange Shares .......................... 49
o   Other Account Information .................... 49-52

DISTRIBUTION ARRANGEMENTS ........................... 53

FINANCIAL HIGHLIGHTS ............................. 54-62

IDEX JCC GROWTH
(FORMERLY GROWTH PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX JCC GROWTH IS GROWTH OF CAPITAL.

This fund may be appropriate for investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (JCC), seeks to achieve this objective by investing principally in:

o common stocks listed on national exchanges or on NASDAQ which Janus believes have a good potential for capital growth, some of which may be of foreign issuers

The fund's main strategy is to invest almost all of its assets in common stocks at times when JCC believes the market environment favors such investing.

To a lesser extent, the fund may invest in futures and foreign securities.


JCC builds the fund one company at a time, emphasizing growth of capital by investing in companies believed to have superior earnings growth potential. While investments are focused on earnings growth, JCC also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, JCC subjects each company to rigorous "bottom up" fundamental analysis, carefully researching each idea before and after it is incorporated into the fund.


JCC may sell stocks when its expectations regarding earnings growth change, there is an earnings surprise, or the earnings change.

Although themes may emerge in the fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the fund and any income realized on the fund's investments is incidental to its objective.

/warning sign/ RISKS

The fund is subject to the following investment risks:

o STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


2 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500, a widely recognized unmanaged index of stock performance. The table reflects the impact of the fund's sales loads for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

                                 CLASS A SHARES

1989      1990     1991    1992   1993   1994    1995    1996     1997    1998
----      ----     ----    ----   ----   ----    ----    ----     ----    ----

44.54    (0.49)    58.62   1.17   3.81  (8.47)   47.12   17.06    16.82   63.98


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.




Class A Shares: QUARTER ENDED   RETURN
                -------------   ------
Best Quarter:      12/31/98     27.95%

Worst Quarter:     12/31/97    (22.05)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)                                 SINCE
                ONE YEAR   5 YEARS    10 YEARS   INCEPTION

A Shares        54.96%     23.33%     21.20%       19.08%
B Shares        58.76%     N/A        N/A          29.40%
M Shares*       61.15%     24.13%     N/A          22.71%
T Shares        50.15%     22.96%     21.16%       19.26%
S&P 500**       28.58%     24.00%     19.16%       17.17%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES (5/08/86). SINCE INCEPTION OF CLASS
B SHARES (10/01/95) IS 28.04%; CLASS M SHARES (10/01/93) IS 23.28%; AND CLASS T
SHARES (6/04/85) IS 18.15%.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES

                                             Class of Shares
                                   A        B       C       T*      M
Maximum sales charge             -----    ----    ----    -----   -----
(load) on purchases
(AS A % OF OFFERING PRICE)       5.50%    None    None    8.50%   1.00%

Maximum deferred
sales charge (load)              None(a)  5.00%   None    None(a) 1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the fund or its agents may impose fees of up to 2% of the value of such transactions.


*Not available to new investors.


ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS                   Class of Shares
                                    A        B      C(c)       M        T
                                  ----     ----     ----     ----     ----
Management fees                   0.93%    0.93%    0.93%    0.93%    0.93%

Distribution and service
(12b-1) fees                      0.35%    1.00%    1.00%    0.90%    0.00%

Other expenses                    0.23%    0.23%    0.23%    0.23%    0.23%
                                  ----     ----     ----     ----     ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               1.51%     2.16%    2.16%    2.06%    1.16%
(a) Certain purchases of Class A or Class T shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class      1 year     3 years    5 years    10 years
-----------      ------     -------    -------    --------

     A           $  695     $1,001     $1,328     $2,252
     B*          $  719     $  976     $1,259     $2,326
     C           $  219     $  676     $1,159     $2,493
     M           $  406     $  739     $1,197     $2,466
     T           $  958     $1,187     $1,434     $2,139

If the shares are not redeemed and there's no deferred sales charge:

Share Class     1 year    3 years     5 years    10 years
-----------     ------    -------     -------    --------
    A           $  695     $1,001     $1,328     $2,252
    B*          $  219     $  676     $1,159     $2,326
    C           $  219     $  676     $1,159     $2,493
    M           $  307     $  739     $1,197     $2,466
    T           $  958     $1,187     $1,434     $2,139

*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                             IDEX MUTUAL FUNDS/PROSPECTUS 1999 3

IDEX JCC GLOBAL
(FORMERLY GLOBAL PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX JCC GLOBAL IS LONG-TERM GROWTH OF CAPITAL IN A MANNER CONSISTENT WITH PRESERVATION OF CAPITAL.

The fund may be appropriate for investors who want capital growth without being limited to investments in U.S. securities, and who can stand the risks associated with foreign investing.

/chess piece/ STRATEGIES AND POLICIES

The sub-adviser, Janus Capital Corporation (JCC), seeks to achieve this objective by investing principally in:

o common stocks of foreign and domestic issuers
o depositary receipts including ADRs, GDRs and EDRs

The fund may invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity.


To a lesser extent, the fund may use forward foreign currency contracts and futures for hedging.


A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

JCC's main strategy is to use a "bottom up" approach to build the fund's portfolio. That is, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Foreign stocks are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, JCC (in addition to looking at individual companies) considers such factors as:

o   expected levels of inflation in various countries
o   government policies that might affect business conditions
o   the outlook for currency relationships
o   prospects for economic growth among countries, regions or geographic areas


JCC sells the fund's securities when its expectations regarding growth potential change.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o FOREIGN STOCKS


Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:


        o changes in currency values
        o currency speculation
        o currency trading costs
        o different accounting and reporting practices
        o less information available to the public
        o less (or different) regulation of securities markets
        o more complex business negotiations
        o less liquidity
        o more fluctuations in prices
        o delays in settling foreign securities transactions
        o higher costs for holding shares (custodial fees)
        o higher transaction costs
        o vulnerability to seizure and taxes
        o political instability and small markets
        o different market trading days
        o forward foreign currency contracts for hedging

o FORWARD FOREIGN CURRENCY CONTRACTS


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of securities of the fund decline.

Such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities.


o FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

    o  inaccurate market prediction
    o  imperfect correlation
    o  illiquidity
    o  tax considerations

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


4 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)


                      CLASS A SHARES
                      --------------

   1993     1994      1995      1996      1997      1998
   ----     ----      ----      ----      ----      ----

   31.28    0.62      20.03     26.76     20.44     24.86


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.



Class A Shares:        QUARTER ENDED    RETURN
                       -------------    ------


Best Quarter:            12/31/92       18.67%
Worst Quarter:            9/30/98      (16.02)%



AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)                        SINCE
               ONE YEAR      5 YEARS    INCEPTION
               --------      -------    ---------
A Shares        17.98%       16.82%      21.59%
B Shares        19.42%        N/A        22.09%
M Shares*       22.34%       17.51%      20.07%
MSCIW**         24.80%       16.19%      16.55%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES (10/01/92). SINCE INCEPTION OF
CLASS B SHARES (10/01/95) IS 18.46% AND CLASS M SHARES (10/01/93) IS 15.74%.


/dollar sign/ FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.


SHAREHOLDER FEES


                                     Class of Shares
                                A         B        C       M
                              ----      ----     ----     ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None     None     1.00%

Maximum deferred
sales charge (load)           None(a)   5.00%    None     1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)

If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS         Class of Shares


                               A        B        C(c)     M
                             ----     ----     ----     ----
Management fees              1.00%    1.00%    1.00%    1.00%

Distribution and service
(12b-1) fees                 0.35%    1.00%    1.00%    0.90%

Other expenses               0.47%    0.47%    0.47%    0.47%
                             ----     ----     ----     ----
TOTAL ANNUAL FUND
OPERATING EXPENSES           1.82%    2.47%    2.47%    2.37%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class      1 year     3 years    5 years    10 years
-----------      ------     -------    -------    --------
     A           $  725     $1,091     $1,481     $2,570
     B*          $  750     $1,070     $1,416     $2,643
     C           $  250     $  770     $1,316     $2,806
     M           $  437     $  832     $1,353     $2,779

If the shares are not redeemed:

 Share Class      1 year     3 years    5 years    10 years
 -----------      ------     -------    -------    --------
      A           $  725     $1,091     $1,481     $2,570
      B*          $  250     $  770     $1,316     $2,643
      C           $  250     $  770     $1,316     $2,806
      M           $  338     $  832     $1,353     $2,779


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                             IDEX MUTUAL FUNDS/PROSPECTUS 1999 5

IDEX JCC BALANCED
(FORMERLY BALANCED PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX JCC BALANCED IS LONG-TERM CAPITAL GROWTH, CONSISTENT WITH PRESERVATION OF CAPITAL AND BALANCED BY CURRENT INCOME.


This fund may be appropriate for investors who seek capital growth and income from the same investment, but who also want an investment that sustains value by maintaining a balance between equity and debt (stocks and bonds). The fund is not for investors who desire a consistent level of income.


/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (JCC), seeks to achieve the fund's objective by investing principally in:

o 40% to 60% in securities selected primarily for growth potential - such as common stocks
o 40% to 60% in securities selected primarily for income potential - both equity and debt

The basic strategy of the fund is to maintain a growth component and an income component. Normally, 40% to 60% of the fund's securities are chosen primarily for their GROWTH potential, and the remaining 40% to 60% are chosen primarily for their INCOME potential. These securities may include some of foreign issuers.

The growth component is expected to consist mainly of common stocks in companies and industries that JCC believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, JCC looks for companies with earnings growth potential that may not be recognized by the market.

The income component will consist of securities that JCC believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.

At least 25% of the fund's assets will normally be invested in fixed-income securities, including bonds and preferred stock. The fund may also invest, to a lesser extent, in futures and foreign securities.

The sub-adviser uses a "bottom up" approach by seeking to identify individual companies with earning potential that may not be recognized by the market at large. In other words, JCC looks mostly for income producing securities that meet its investment criteria one at a time. If JCC is unable to find such investments, the fund's assets may be in cash or similar investments. Securities are selected without regard to any industry sector or other similarly defined selection procedure.

Up to 35% of the fund's assets may be invested in high-yield/high-risk bonds (commonly known as "junk bonds"). These bonds are rated below investment grade by the primary rating agencies.

The fund may shift assets between the growth and income portions of its portfolio, based on JCC's analysis of the market and conditions in the economy. If JCC believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the fund may put a greater emphasis on growth. The reverse may also take place.

JCC may sell the fund's securities when its expectations regarding earnings change.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   o  changes in interest rates
   o  length of time to maturity
   o issuers defaulting on their obligations to pay interest or return principal

o  HIGH-YIELD/HIGH-RISK SECURITIES

   o  Credit risk
   o  Greater sensitivity to interest rate movements
   o  Greater vulnerability to economic changes
   o  Decline in market value in event of default
   o  Less liquidity

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


6 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual return for different calendar periods compare to the returns of the Lehman Brothers Government/Corporate Bond Index (LBGCB), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

           CLASS A SHARES
           --------------

1995     1996      1997      1998
----     ----      ----      ----

25.20    16.60     21.17     30.78


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.


Class A Shares:          QUARTER ENDED         RETURN
                         -------------        --------
Best Quarter:              12/31/98            18.31%
Worst Quarter:              9/30/98           (3.63)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)
                             SINCE
                ONE YEAR    INCEPTION
A Shares         23.58%      21.07%
B Shares         24.96%      22.68%
M Shares*        27.79%      21.81%
LBGCB**           9.49%      10.15%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES AND CLASS M SHARES (12/02/94). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 8.26%.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                          Class of Shares
                                  A         B        C        M
                                ----      ----     ----     ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)      5.50%     None     None     1.00%

Maximum deferred
sales charge (load)             None(a)   5.00%    None     1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


 If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS            Class of Shares
                                A         B         C(d)      M
                              ----      ----      ----      ----
Management fees               1.00%     1.00%     1.00%     1.00%

Distribution and service
(12b-1) fees                  0.35%     1.00%     1.00%     0.90%

Other expenses                0.69%     0.69%     0.69%     0.69%
                              ----      ----      ----      ----

TOTAL ANNUAL FUND
OPERATING EXPENSES            2.04%     2.69%     2.69%     2.59%

EXPENSE REDUCTION (c)         0.19%     0.19%     0.19%     0.19%

NET OPERATING EXPENSES        1.85%     2.50%     2.50%     2.40%
                              ----      ----      ----      ----

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower. If the shares are redeemed at the end of each period:


Share Class      1 year     3 years    5 years    10 years
-----------      ------     -------    -------    --------
     A           $  728     $1,137     $1,571     $2,774
     B*          $  753     $1,117     $1,508     $2,848
     C           $  253     $  817     $1,408     $3,008
     M           $  440     $  880     $1,445     $2,981

If the shares are not redeemed:

Share Class      1 year     3 years    5 years    10 years
-----------      ------     -------    -------    --------
     A           $  728     $1,137     $1,571     $2,774
     B*          $  253     $  817     $1,408     $2,848
     C           $  253     $  817     $1,408     $3,008
     M           $  341     $  880     $1,445     $2,981


                                             IDEX MUTUAL FUNDS/PROSPECTUS 1999 7

IDEX JCC CAPITAL APPRECIATION
(FORMERLY CAPITAL APPRECIATION PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX JCC CAPITAL APPRECIATION IS LONG-TERM GROWTH OF CAPITAL.

This fund may be appropriate for investors who want capital growth and who can stand the risks associated with common stock investments.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (JCC), seeks to achieve the fund's objective by:

o investing at least 50% of the fund's assets in common stocks of medium-sized companies

Medium-sized companies are those whose market capitalizations, at the time of purchase, fall within the range of the S&P Mid Cap 500 Index. As of December 31, 1998, this range was $142 million to $73 billion.

To a lesser extent, the fund may also invest in the stocks of smaller or larger companies, including some foreign companies.

This fund is non-diversified under federal securities laws.


The fund's classification as "non-diversified" under the Investment Company Act of 1940, as amended (1940 Act) means that the fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.


This fund invests in industries and stocks of companies that JCC believes are experiencing favorable demand for their products and services, and are operating in favorable competitive and regulatory environments.

JCC uses a "bottom up" approach when choosing securities for the fund's portfolio. In other words, JCC seeks to identify individual companies with earnings growth potential that may not be recognized by the market. JCC makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

Although themes may emerge in the fund, stocks are usually selected without regard to any defined industry sector or other similarly defined selection procedure. Though income is not an objective of the fund, some holdings might produce incidental income.

JCC may sell the fund's securities when its expectations regarding growth potential change.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.


o  MEDIUM-SIZED COMPANIES


These companies present additional risks because their earnings are less predictable, their share prices more volatile, and their securities less liquid than larger, more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


8 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P MidCap 400 Index (S&P 400), a widely recognized unmanaged index of stock performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

          CLASS A SHARES

1995      1996      1997      1998
----      ----      ----      ----

36.62     13.00     12.18     31.32


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.


Class A Shares:          QUARTER ENDED         RETURN
                         -------------        --------
Best Quarter:              12/31/98             34.17%
Worst Quarter:              9/30/98            (15.64)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                 SINCE
               ONE YEAR       INCEPTION
A Shares        24.09%          21.97%
B Shares        25.87%          18.00%
M Shares*       28.63%          22.89%
S&P 400**       18.98%          24.82%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES AND CLASS M SHARES (12/02/94). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 21.80%.


/dollar sign/ FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.


SHAREHOLDER FEES


                                          Class of Shares
                                  A        B        C         M
                                ----      ----     ----     ----
Maximum sales charge
(LOAD) ON PURCHASES
(AS A % OF OFFERING PRICE)      5.50%     None     None     1.00%

Maximum deferred
sales charge (load)             None(a)   5.00%    None     1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS      Class of Shares
                             A       B      C(d)     M
                           ----    ----    ----    ----
Management fees            1.00%   1.00%   1.00%   1.00%

Distribution and service
(12b-1) fees               0.35%   1.00%   1.00%   0.90%

Other expenses             0.89%   0.89%   0.89%   0.89%
                           ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES         2.24%   2.89%   2.89%   2.79%

EXPENSE REDUCTION (c)      0.39%   0.39%   0.39%   0.39%
                           ----    ----    ----    ----
NET OPERATING EXPENSES     1.85%   2.50%   2.50%   2.40%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class     1 year     3 years    5 years    10 years
-----------     ------     -------    -------    --------
    A           $  728     $1,176     $1,650     $2,955
    B*          $  753     $1,158     $1,589     $3,029
    C           $  253     $  858     $1,489     $3,008
    M           $  440     $  920     $1,525     $3,186

If the shares are not redeemed:

Share Class     1 year     3 years    5 years    10 years
-----------     ------     -------    -------    --------
    A           $  728     $1,176     $1,650     $2,955
    B*          $  253     $  858     $1,489     $3,029
    C           $  253     $  858     $1,489     $3,008
    M           $  341     $  920     $1,525     $3,186

*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                             IDEX MUTUAL FUNDS/PROSPECTUS 1999 9

IDEX JCC FLEXIBLE INCOME
(FORMERLY FLEXIBLE INCOME PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/  OBJECTIVE

THE OBJECTIVE OF IDEX JCC FLEXIBLE INCOME IS MAXIMUM TOTAL RETURN FOR SHAREHOLDERS, CONSISTENT WITH PRESERVATION OF CAPITAL, BY ACTIVELY MANAGING A PORTFOLIO OF INCOME-PRODUCING SECURITIES.

This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

/chess piece/ STRATEGIES AND POLICIES

The fund normally invests at least 80% of its total assets in income-producing securities of both foreign and domestic companies. The fund's sub-adviser, Janus Capital Corporation (JCC), seeks to achieve the fund's objective by investing principally in:

o  corporate debt securities

To a lesser extent JCC may invest fund assets in:

o lower-rated securities, including bonds considered less than investment grade (high-yield/high-risk bonds) of both foreign and domestic issuers
o  mortgage- and other asset-backed securities
o  convertible securities
o  preferred stock
o  income-producing common stock

The fund seeks maximum current income by investing principally in corporate bonds that offer higher yields, but more risk than higher rated bonds.


While the fund may buy bonds of any maturity, the fund's average maturity may vary substantially, depending upon JCC's analysis of market, economic and financial conditions at the time. To increase the potential of higher returns, the fund has no pre-established standards for the quality of the debt instruments it buys.


The fund may buy unrated debt securities of both domestic and foreign issuers, and may at times have substantial holdings of such high-yield/high-risk bonds.

Also, to a lesser extent, the fund may also use futures contracts for hedging.


In addition to considering economic factors such as the affect of interest rates on the fund's investments, JCC applies a "bottom up" approach in choosing investments. In other words, they look mostly for income-producing securities that meet their investment criteria one at a time. If JCC is unable to find such investments, a fund's assets may be in cash or other similar investments.

In determining the creditworthiness of bond issuers, JCC uses, but doesn't rely solely on, credit ratings.

JCC seeks to diversify the fund's investments across many securities, sectors and countries. Currency risk is generally avoided through hedging and other means.

JCC may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.


/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

    o changes in interest rates
    o length of time to maturity
    o issuers defaulting on their obligations to pay interest or return principal

o STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.


o  FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other investments. Special risks include:

   o  inaccurate market prediction
   o  imperfect correlation
   o  illiquidity
   o  tax considerations

o  HEDGING

JCC may use hedging to reduce the risk of a position in a security, typically the risk of adverse price movements, by taking a protective position in a related investment. Hedging may result in greater fluctuations in the price of portfolio securities. Greater losses may also occur if the prices of portfolio securities decline.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


10 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and the table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Government/Corporate Bond Index (LBGCB), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

                                 CLASS A SHARES
                                 --------------

1989      1990     1991    1992   1993   1994    1995    1996     1997    1998
----      ----     ----    ----   ----   ----    ----    ----     ----    ----
3.67      (5.11)   25.01   11.00  13.90 (4.29)   18.89   5.44     11.57   7.89


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.


Class A Shares:     QUARTER ENDED            RETURN
                    -------------           --------
Best Quarter:          3/31/91               7.92%

Worst Quarter:         3/31/90              (8.59)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)


                                                   SINCE
                 ONE YEAR   5 YEARS    10 YEARS  INCEPTION
                 --------   -------    --------  ---------
A Shares          2.76%      6.59%      7.90%      8.06%
B Shares          2.18%       N/A        N/A       7.99%
M Shares*         5.21%      6.82%       N/A       6.68%
LBGCB**           9.49%      7.31%      9.34%      9.02%

*All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999 the fund began offering a new Class C share that has different fees and expenses than the previous Class C share.
**Since inception of Class A shares (6/29/87). Since inception of Class B shares (10/01/95) is 8.26% and Class M shares (10/01/93) is 6.89%.


/dollar sign/ FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.


SHAREHOLDER FEES

                                      Class of Shares
                                A        B        C        M
                              ----      ----     ----     ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    4.75%     None     None     1.00%

Maximum deferred
sales charge (load)           None(a)   5.00%    None     1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS         Class of Shares
                              A         B        C(d)      M
                            ----      ----      ----      ----
Management fees             0.90%     0.90%     0.90%     0.90%

Distribution and service    0.35%     1.00%     1.00%     0.90%
(12b-1) fees

Other expenses              0.73%     0.73%     0.73%     0.73%
                            ----      ----      ----      ----
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.98%     2.63%     2.63%     2.53%

EXPENSE REDUCTION (c)       0.13%     0.13%     0.13%     0.13%
                            ----      ----      ----      ----
NET OPERATING EXPENSES      1.85%     2.50%     2.50%     2.40%


(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class      1 year     3 years    5 years    10 years
-----------      ------     -------    -------    --------
     A           $  654     $1,055     $1,480     $2,662
     B*          $  753     $1,105     $1,484     $2,793
     C           $  253     $  805     $1,384     $2,954
     M           $  440     $  867     $1,421     $2,927


If the shares are not redeemed:


Share Class     1 year     3 years    5 years    10 years
-----------     ------     -------    -------    --------
    A           $  654     $1,055     $1,480     $2,662
    B*          $  253     $  805     $1,384     $2,793
    C           $  253     $  805     $1,384     $2,954
    M           $  341     $  867     $1,421     $2,927


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 11

IDEX T. ROWE PRICE DIVIDEND GROWTH

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE DIVIDEND GROWTH IS TO PROVIDE AN INCREASING LEVEL OF DIVIDEND INCOME, LONG-TERM CAPITAL APPRECIATION, AND REASONABLE CURRENT INCOME THROUGH INVESTMENTS PRIMARILY IN DIVIDEND-PAYING STOCKS.


This fund may be appropriate for investors who want a reasonable level of current income from equity investments that have the potential to rise faster than inflation, and who can tolerate significant fluctuations in the value of their investments.


/target/ STRATEGIES AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by investing principally in:

o dividend-paying common stocks with favorable prospects for increasing dividends and long-term appreciation

To a lesser extent, T. Rowe Price may invest in:

o  foreign securities
o  futures

T. Rowe Price typically invests at least 65% of total assets in common stocks of dividend-paying companies when it expects these companies to increase their dividends over time and also provide long-term appreciation.

T. Rowe Price believes that a track record of dividend increases is an excellent indicator of financial health and growth prospects, and over the long-term, income can contribute significantly to total return. Dividends can also help reduce the fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

T. Rowe Price looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out of favor or undervalued by the market. In selecting investments, T. Rowe Price favors companies with one or more of the following:

o either a track record of, or the potential for, above- average earnings and dividend growth
o   a competitive current dividend yield
o   a sound balance sheet and solid cash
    flow to support future dividend increases
o   a sustainable competitive advantage and leading market position
o   attractive valuations such as a relatively high dividend yield

While the fund invests principally in common stocks, T. Rowe Price may also purchase other securities such as foreign securities, convertible securities, warrants, preferred stocks, and corporate and government debt when considered consistent with the fund's objective. Futures and options may be used for any number of reasons, including: to manage the fund's exposure to securities prices and foreign currencies; to enhance income; to manage cash flows efficiently; or to protect the value of portfolio securities.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

o  FOREIGN SECURITIES


Investments in foreign securities (including ADRs, GDRs, and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include:


o  changes in currency values
o  currency speculation
o  currency trading costs
o  different accounting and reporting practices
o  less information available to the public
o  less (or different) regulation of securities markets
o  more complex business negotiations
o  less liquidity
o  more fluctuations in market prices
o  delays in settling foreign securities transactions
o  higher transaction costs
o  higher costs for holding foreign securities
    (custodial fees)
o  vulnerability to seizure and taxes
o  political instability and small markets
o  different market trading days

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


12 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE

Because the fund commenced operations in 1999, it has no historical performance information to present to you. Performance history will be available for the fund after it has been in operation for one calendar year.

/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B         C         M
                              ----      ----      ----      ----
Maximum sales charge
(LOAD) ON PURCHASES           5.50%     None      None      1.00%
(AS A % OF OFFERING PRICE)

Maximum deferred sales
charge (load)                 None(a)   5.00%     None      1.00%(b)
(AS A % OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS        Class of Shares
                                A       B       C       M
                              ----    ----    ----    ----
Management fees               0.80%   0.80%   0.80%   0.80%

Distribution and service
(12b-1) fees                  0.35%   1.00%   1.00%   0.90%

Other expenses (c)            2.70%   2.70%   2.70%   2.70%
                              ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES            3.85%   4.50%   4.50%   4.40%

EXPENSE REDUCTION (d)         2.30%   2.30%   2.30%   2.30%
                              ----    ----    ----    ----
NET OPERATING EXPENSES        1.55%   2.20%   2.20%   2.10%


(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in 1999, the "Other expenses" are estimates.
(d) Contractual arrangement with Idex Management, Inc. through 4/30/2000.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower. If the shares are redeemed at the end of each period:

Share Class     1 year     3 years
-----------     ------     -------
    A           $699       $1,460
    B           $723       $1,453
    C           $223       $1,153
    M           $410       $1,213

If the shares are not redeemed:

Share Class     1 year     3 years
-----------     ------     -------
   A            $699       $1,460
   B            $223       $1,153
   C            $223       $1,153
   M            $311       $1,213


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 13

IDEX T. ROWE PRICE SMALL CAP

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE SMALL CAP IS TO SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL GROWTH COMPANIES.

This fund may be appropriate for investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the fund's objective by investing fund assets principally in:

o common stocks of small-cap growth companies


This fund will invest at least 65% of its total assets in small-cap growth companies. These companies are defined as companies whose market capitalization is smaller than 80% of those in the Standard & Poor's 500 Stock Index (S&P 500) which was approximately $2.8 billion as of December 31, 1998, but the upper size limit will vary with market fluctuations. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.) Companies whose capitalization increases above this range after the fund's initial purchase continue to be considered small companies for purposes of this policy.


To a lesser extent, the fund may invest in:

o stock index futures

To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The fund intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on fund performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Quantitative models are furnished by a sub-adviser to assist the sub-adviser in evaluating a potential security. Characteristics are included in the model that the sub-adviser deems advantageous in a security. Based on these models, stocks are selected in a "top-down" manner so that the fund's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund will be unable to achieve its investment objective.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  SMALL-CAP COMPANIES

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

o  QUANTITATIVE MODELS

Stocks selected using quantitative models may not be effective and may cause overall returns to be lower than if other methods are used.

o  STOCK INDEX FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

o  inaccurate market predictions
o  imperfect correlation
o  illiquidity
o  tax considerations

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.

14 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE

Because the fund commenced operations in 1999, it has no historical performance information to present to you. Performance history will be available for the fund after it has been in operation for one calendar year.

/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                          Class of Shares
                                  A          B        C       M
                                ----       ----     ----    ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)      5.50%      None     None    1.00%

Maximum deferred
sales charge (load)             None(a)    5.00%    None    1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)

If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.


ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS      Class of Shares
                             A       B       C       M
                           ----    ----    ----    ----
Management fees            0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees       0.35%   1.00%   1.00%   0.90%
                           ----    ----    ----    ----
Other expenses (c)         2.70%   2.70%   2.70%   2.70%

TOTAL ANNUAL FUND
OPERATING EXPENSES         3.85%   4.50%   4.50%   4.40%
                           ----    ----    ----    ----

EXPENSE REDUCTION (d)      2.30%   2.30%   2.30%   2.30%

NET OPERATING EXPENSES     1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in 1999, the "Other expenses" are estimates.
(d) Contractual arrangement with Idex Management, Inc. through 4/30/2000.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

Share Class     1 year        3 years
-----------     ------        -------
    A           $699          $1,460
    B           $723          $1,453
    C           $223          $1,153
    M           $410          $1,213

If the shares are not redeemed:

Share Class     1 year         3 years
-----------     ------         -------
     A           $699          $1,460
     B           $223          $1,153
     C           $223          $1,153
     M           $311          $1,213

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 15

IDEX GOLDMAN SACHS GROWTH

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX GOLDMAN SACHS GROWTH IS TO SEEK LONG-TERM GROWTH OF CAPITAL.

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve this objective by investing principally in:

o  stocks

This fund will invest at least 90% of total assets in a diversified portfolio of stocks that are considered by GSAM to have long-term capital appreciation potential.

To a lesser extent, the fund may invest in:

o foreign equity securities (including securities of issuers in emerging countries and securities quoted in foreign currencies (10% in the aggregate))

Stocks for this fund are selected based on their prospects for above average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

o  prospects for above average sales and earnings growth per share
o  high return on invested capital
o  free cash flow generation
o sound balance sheet, financial and accounting policies, and overall financial strength
o  strong competitive advantages
o  effective research, product development, and marketing
o  pricing flexibility
o  strength of management
o general operating characteristics that will enable the company to compete successfully in its marketplace

The fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

GSAM may sell fund securities when its expectations regarding growth change.

GSAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund will be unable to achieve its investment objective.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


16 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE

Because the fund commenced operations in 1999, it has no historical performance information to present to you. Performance history will be available for the fund after it has been in operation for one calendar year.

/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

Shareholder fees


                                         Class of Shares
                                  A        B         C          M
                                ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)      5.50%     None      None      1.00%

Maximum deferred
sales charge (load)             None(a)   5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS         Class of Shares
                                 A       B       C       M
                               ----    ----    ----    ----
Management fees                0.80%   0.80%   0.80%   0.80%

Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%

Other expenses (c)             2.70%   2.70%   2.70%   2.70%

TOTAL ANNUAL FUND
OPERATING EXPENSES             3.85%   4.50%   4.50%   4.40%

EXPENSE REDUCTION (d)          2.30%   2.30%   2.30%   2.30%

NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in 1999, the "Other expenses" are estimates.
(d) Contractual arrangement with Idex Management, Inc. through 4/30/2000.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class       1 year        3 years
-----------       ------        -------
    A             $699          $1,460
    B             $723          $1,453
    C             $223          $1,153
    M             $410          $1,213


If the shares are not redeemed:


Share Class     1 year          3 years
-----------     ------          -------
    A           $699            $1,460
    B           $223            $1,153
    C           $223            $1,153
    M           $311            $1,213


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 17

IDEX SALOMON ALL CAP

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX SALOMON ALL CAP IS TO SEEK CAPITAL
APPRECIATION.

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SBAM), seeks to achieve this objective by investing fund assets principally in:

o  common stocks
o  convertible securities

To a lesser extent, the fund may invest in:

o  cash and cash equivalents

This fund is non-diversified under federal securities laws.

The fund's classification as "non-diversified" under the 1940 Act means that the fund has the ability to take larger positions in a smaller number of issuers. To the extent the fund invests a greater portion of its assets in the securities of a smaller number of issuers, this fund's non-diversification makes it more susceptible to any single, economic, political or regulatory occurrence than a more widely diversified fund and it may be subject to greater risk of loss with respect to its portfolio securities.

However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

In seeking capital appreciation, the fund may purchase securities of: seasoned issuers; small companies; newer companies; and new issues. The fund may be subject to wide fluctuations in market value. The fund's portfolio securities may have limited marketability or may be widely and publicly traded.

SBAM anticipates that the fund's investments generally will be in securities of companies which it considers to reflect the following characteristics:

o  undervalued share prices
o special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares
o growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments


SBAM uses a "bottom up" fundamental research process to select the fund's securities. That is, they seek to identify individual companies with earnings growth potential that may not be recognized by the market.


SBAM may sell the fund's securities when stocks become overvalued and its expectations regarding earnings growth change.

SBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund will be unable to pursue its investment objective.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the fund's holdings may fluctuate in price, the value of your investment in the fund will go up and down.

o  CONVERTIBLE SECURITIES

As with all debt securities the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


18 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE

Because the fund commenced operations in 1999, it has no historical performance information to present to you. Performance history will be available for the fund after it has been in operation for one calendar year.

/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets. Shareholder fees


                                        Class of Shares
                                  A         B       C       M
                                ----      ----    ----    ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)      5.50%     None    None    1.00%

Maximum deferred
sales charge (load)             None(a)   5.00%   None    1.00%(b)
(AS A % OF PURCHASE PRICE OR REDEMPTION
PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS        Class of Shares
                                A       B       C       M
                              ----    ----    ----    ----
Management fees               0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees          0.35%   1.00%   1.00%   0.90%

Other expenses (c)            2.70%   2.70%   2.70%   2.70%
                              ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSE             3.85%   4.50%   4.50%   4.40%

EXPENSE REDUCTION (d)         2.30%   2.30%   2.30%   2.30%

NET OPERATING EXPENSES        1.55%   2.20%   2.20%   2.10%
                              ----    ----    ----    ----


(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in 1999, the "Other expenses" are estimates.
(d) Contractual arrangement with Idex Management, Inc. through 4/30/2000.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower. If the shares are redeemed at the end of each period:

Share Class       1 year          3 years
-----------       ------          -------
     A            $699            $1,460
     B            $723            $1,453
     C            $223            $1,153
     M            $410            $1,213


If the shares are not redeemed:


Share Class     1 year          3 years
-----------     ------          -------
     A           $699            $1,460
     B           $223            $1,153
     C           $223            $1,153
     M           $311            $1,213


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 19

IDEX ALGER AGGRESSIVE GROWTH
(FORMERLY AGGRESSIVE GROWTH PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX ALGER AGGRESSIVE GROWTH IS LONG-TERM CAPITAL APPRECIATION.

This fund may be appropriate for investors who seek capital growth aggressively, and who can tolerate wide swings in the value of their investment.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the fund's objective by investing fund assets principally in:

o  equity securities such as common or preferred stocks
o convertible securities (convertible securities can be exchanged for or converted into common stock of such companies)

To a lesser extent, Alger may invest fund assets in:

o U.S. dollar denominated securities of foreign issuers (American Depositary Receipts (ADRs))
o  money market instruments
o  repurchase agreements

Under normal market conditions, the fund invests at least 85% of its assets in common stocks, which may include stocks of developing companies, of older companies that are entering a new stage of growth, and of companies whose products or services have a high unit volume growth rate. Alger may also invest in rights, warrants, options and futures.

When selecting stocks for the fund, Alger considers the following factors:

  o  insiders' activity
  o  market style leadership
  o  institutional activity
  o  relative strength price change
  o  price-to-declining U.S. dollar
  o  earnings to projected change
  o  quarterly earnings per-share growth rate

Alger selects convertible securities for the fund that can be converted, or exchanged, for stock of the issuer. Convertible securities are often rated below investment grade, or not rated because they fall below debt obligations and just above common stock in order of preference or priority on the issuer's balance sheet. Alger does not limit convertible securities by rating and there is no minimal acceptance rating for a convertible security to be purchased or held by the fund.

The fund may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder returns.

Alger may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. During this time, the fund may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the fund will be unable to pursue its investment objective.

Alger may sell fund securities when its expectations regarding growth change.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  INVESTING AGGRESSIVELY

   o The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.
   o Rights, options and futures contracts may not be exercised and may expire worthless.
   o  Warrants and rights may be less liquid than stocks.

   o  Leveraging practices may make the fund more volatile:

      o leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the fund's securities
      o  money borrowed for leveraging is subject to interest costs
      o minimum average balances may need to be maintained or a line of credit with connection to borrowing may be necessary resulting in an increased cost of borrowing

o  CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


20 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index of stock performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

          CLASS A SHARES
1995      1996      1997      1998
----      ----      ----      ----

55.00     5.99      23.27     48.92


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.

Class A Shares:   QUARTER ENDED         RETURN
                  -------------         -----
Best Quarter:       12/31/98            28.99%
Worst Quarter:       9/30/98            (9.47)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                              SINCE
               ONE YEAR      INCEPTION
               --------      ---------
A Shares        40.73%        30.55%
B Shares        43.50%        18.57%
M Shares*       46.08%        31.70%
S&P 500**       28.58%        30.20%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999, THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES AND CLASS M SHARES (12/02/94). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 28.04%.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred
sales charge (load)           None(a)   5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and service
(12b-1) fees                     0.35%   1.00%   1.00%   0.90%

Other expenses
                                 0.83%   0.83%   0.83%   0.83%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               1.98%   2.63%   2.63%   2.53%

EXPENSE REDUCTION (c)            0.43%   0.43%   0.43%   0.43%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.


EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
   A            $699    $1,098    $1,521     $2,697
   B*           $723    $1,077    $1,457     $2,771
   C            $223    $  777    $1,357     $2,932
   M            $410    $  839    $1,394     $2,905


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
   A           $699     $1,098    $1,521     $2,697
   B*           $223    $  777    $1,357     $2,771
   C           $223     $  777    $1,357     $2,932
   M            $311    $  839    $1,394     $2,905


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 21

IDEX PILGRIM BAXTER MID CAP GROWTH

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX PILGRIM BAXTER MID CAP GROWTH IS TO SEEK CAPITAL APPRECIATION.

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve the fund's objective by investing fund assets principally in:

o  common stocks of medium capitalization companies

In seeking capital appreciation, Pilgrim Baxter normally invests at least 65% of the fund's total assets in common stocks, issued by companies with market capitalizations or average revenues between $500 million and $10 billion. The fund invests primarily in companies that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. To a lesser extent, the fund may invest in foreign securities, warrants and rights.

Purchase ideas may be suggested by Pilgrim Baxter's quantitative models or analysts, but the fund's manager initiates all final decisions to purchase a security only after extensive fundamental research. In all cases, the motivation for the purchase concept is the same: to identify as early as possible stocks with strong and improving trends in growth and profitability.

Pilgrim Baxter's primary sell discipline is to sell stocks that fail to maintain fundamental momentum, as defined either by quantitative or subjective criteria. A secondary discipline is to reduce or eliminate positions in stocks where valuation exceeds levels that even strong momentum can sustain.

Pilgrim Baxter may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund will be unable to achieve its investment objective.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

o  MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger, more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.



22 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE

Because the fund commenced operations in 1999, it has no historical performance information to present to you. Performance history will be presented for the fund after it has been in operation for one calendar year.

/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred
sales charge (load)           None(a)   5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B       C       M
                                 ----    ----    ----    ----
Management fees                  0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees             0.35%   1.00%   1.00%   0.90%
                                 ----    ----    ----    ----
Other expenses (c)               2.70%   2.70%   2.70%   2.70%

TOTAL ANNUAL FUND
OPERATING EXPENSE                3.85%   4.50%   4.50%   4.40%
                                 ----    ----    ----    ----

EXPENSE REDUCTION (d)            2.30%   2.30%   2.30%   2.30%
NET OPERATING EXPENSES           1.55%   2.20%   2.20%   2.10%


(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in 1999, the "Other expenses" are estimates.
(d) Contractual arrangement with Idex Management, Inc. through 4/30/2000.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower. If the shares are redeemed at the end of each period:

Share Class         1 year          3 years
-----------         ------          -------
     A               $699            $1,460
     B               $723            $1,453
     C               $223            $1,153
     M               $410            $1,213

If the shares are not redeemed:

Share Class         1 year          3 years
-----------         ------          -------
     A               $699            $1,460
     B               $223            $1,153
     C               $223            $1,153
     M               $311            $1,213

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 23

IDEX AEGON INCOME PLUS
(FORMERLY INCOME PLUS PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX AEGON INCOME PLUS IS TO SEEK AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE AVOIDANCE OF EXCESSIVE RISK.

This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, AEGON USA Investment Management, Inc. (AIMI), seeks to achieve this objective by principally investing fund assets in a diversified portfolio of:

o fixed-income securities including investment grade bonds and high-yield/high-risk bonds (commonly known as "junk bonds")

When investing in rated securities, the fund buys those rated B or better by Moody's or S&P. When investing in rated commercial paper, the fund buys those rated Prime-2 or better by Moody's or A-2 or better by S&P. The fund may invest in unrated securities which, in AIMI's judgment, are of equivalent quality. If the rated securities held by the fund are downgraded, AIMI will consider whether to keep these securities.

The fund may not invest in rated corporate securities that are rated below investment grade, if such holdings are more than 50% of its total holdings of securities (other than commercial paper).

AIMI's strategy is to achieve yields as high as possible while managing risk. AIMI uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. AIMI analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AIMI in its decisions regarding the fund's portfolio allocations.

AIMI has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AIMI does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AIMI from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.


For temporary defensive purposes, the fund may invest some or all of its assets in short-term obligations. Under these circumstances, the fund will be unable to achieve its investment objective.


AIMI may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

/danger sign/ RISKS

The fund is subject to the following principal investment risks:

o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:

   o  changes in interest rates
   o  length of time to maturity
   o issuers defaulting on their obligations to pay interest or return principal

o  HIGH-YIELD/HIGH-RISK SECURITIES

   o  credit risk
   o  greater sensitivity to interest rate movements
   o  greater vulnerability to economic changes
   o  decline in market value in event of default
   o  less liquidity

o  PROPRIETARY RESEARCH

AIMI's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 38.



24 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Merrill Lynch High Yield Master Index (MLHYM), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

                                 CLASS A SHARES

 1989    1990    1991    1992    1993   1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----   ----    ----    ----    ----    ----
12.28    2.85   22.28   12.63   13.35  (4.02)  18.43    9.45   11.53    4.33

(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ____%.


Class A Shares:     QUARTER ENDED       RETURN
                    -------------       ------
Best Quarter:          12/31/85          8.73%
Worst Quarter:          9/30/87         (3.41)%
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                                                   SINCE
                         ONE YEAR     5 YEARS     10 YEARS       INCEPTION
                         --------     -------     --------       ---------
A Shares                  (0.63)%      6.64%        9.53%           9.83%
B Shares                  (1.42)%       N/A          N/A            7.32%
M Shares*                  1.66%       6.75%         N/A            6.61%
MLHYM**                    3.65%       9.36%       11.26%          11.61%

*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES (6/14/85). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 8.61% AND CLASS M SHARES (10/01/93) IS 8.04%.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    4.75%     None      None      1.00%

Maximum deferred
sales charge (load)          None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B       C       M
                                 ----    ----    ----    ----
Management fees                  0.60%   0.60%   0.60%   0.60%

Distribution and service
(12b-1) fees                     0.35%   1.00%   1.00%   0.90%
                                 ----    ----    ----    ----

Other expenses                   0.29%   0.29%   0.29%   0.29%

TOTAL ANNUAL FUND
OPERATING EXPENSES               1.24%   1.89%   1.89%   1.79%
                                 ----    ----    ----    ----

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Annual fund operating expenses are estimated and based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


Share Class         1 year    3 years     5 years      10 years
-----------         ------    -------     -------      --------
     A               $595       $850       $1,124       $1,904
     B*              $692       $894       $1,121       $2,040
     C               $192       $594       $1,021       $2,214
     M               $379       $658       $1,060       $2,184


If the shares are not redeemed:


Share Class         1 year    3 years     5 years      10 years
-----------         ------    -------     -------      --------
     A               $595       $850       $1,124       $1,904
     B*              $192       $594       $1,021       $2,040
     C               $192       $594       $1,021       $2,214
     M               $280       $658       $1,060       $2,184


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 25

IDEX AEGON TAX EXEMPT
(FORMERLY TAX-EXEMPT PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX AEGON TAX EXEMPT IS MAXIMUM CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL.

This fund may be appropriate for investors who seek high current federal tax-free income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates. Yields on municipal obligations are typically lower than on similar taxable securities. Such investors will generally have higher taxable incomes.

The fund is not for tax-exempt retirement programs because they would receive no benefit from the tax-exempt nature of most of the fund's income.

/chess piece/ STRATEGIES AND POLICIES

Its sub-adviser, AEGON USA Investment Management, Inc. (AIMI), seeks to achieve this objective by investing at least 80% of the fund's net assets in:

o  municipal obligations rated in the three highest grades of Moody's or S&P


These securities must be tax-exempt and not subject to alternative minimum tax.


These obligations are issued by states, territories or possessions of the U.S., the District of Columbia and their political subdivisions, agencies, etc., and the fund will invest in them only if the interest they pay is based on the opinion of bond counsel, exempt from federal income tax.


The average maturity of securities in the fund may vary based on AIMI's analysis of interest rate trends and municipal market factors.


AIMI takes an approach it believes to be conservative, striving to participate in the market's advances while preserving capital on the downside, in an attempt to provide solid risk-adjusted returns for the shareholders of the fund. The fund is managed by assessing key factors for the tax-exempt environment. The duration and maturity structure of the fund's portfolio generally reflects the interest rate outlook of AIMI's Fixed Income Strategy Committee.

Yields on municipal obligations depend upon:

o  type or classification of the issuer
o  maturity
o  size and structure of the deal
o  creditworthiness

Continuous changes in these areas are monitored by AIMI to evaluate when the rewards are appropriate for the degree of risk taken. The fund's portfolio is broadly diversified among all municipal obligations.

AIMI may take a temporary defensive position by investing up to 20% of its assets in lower-yielding and taxable instruments when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund will be unable to achieve its investment objective.

RISKS

The fund is subject to the following investment risks:

o  MUNICIPAL OBLIGATIONS

   o  Their yields are usually lower than on similar, but taxable securities
   o  The income may be subject to state and local taxes
   o The income may be a preference item for determining the federal alternative minimum tax
   o  Unrated municipal securities may be less liquid than rated securities
   o Congress occasionally considers restricting or eliminating the federal tax exemption
   o  Obligations could ultimately be federally taxable

o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. These risks include:

   o  fluctuations in market value
   o  changes in interest rates
   o  length of time to maturity
   o issuers defaulting on their obligations to pay interest or return principal

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


26  IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers General Municipal Bond Index (LBGMB), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

                                 CLASS A SHARES

 1989    1990    1991    1992    1993   1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----   ----    ----    ----    ----    ----
10.57    5.57   10.24    6.60    8.66  (2.25)  12.86    3.89   10.12    4.58


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.


Class A Shares:   QUARTER ENDED         RETURN
                  -------------         -----
Best Quarter:        6/30/85             9.13%
Worst Quarter:       6/30/87            (5.51)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                                                   SINCE
                         ONE YEAR     5 YEARS     10 YEARS       INCEPTION
                         --------     -------     --------       ---------
A Shares                  (0.39)%      4.68%        6.48%          7.66%
B Shares                  (1.17)%       N/A          N/A           5.66%
M Shares*                  2.19%       5.21%         N/A           5.14%
LBGMB**                    6.54%       6.24%        8.22%          9.29%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES (4/01/85). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 7.48% AND CLASS M (10/01/93) IS 6.20%.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    4.75%     None      None      1.00%

Maximum deferred
sales charge (load)          None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees                  0.60%   0.60%   0.60%   0.60%

Distribution and service
(12b-1) fees                     0.35%   1.00%   1.00%   0.60%
                                 ----    ----    ----    ----

Other expenses                   0.53%   0.53%   0.53%   0.53%

TOTAL ANNUAL FUND
OPERATING EXPENSES               1.48%   2.13%   2.13%   1.73%
                                 ----    ----    ----    ----
EXPENSE REDUCTION (c)            0.13%   0.13%   0.13%   0.13%

NET OPERATING EXPENSES           1.35%   2.00%   2.00%   1.60%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.


EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class         1 year    3 years     5 years      10 years
-----------         ------    -------     -------      --------
     A               $606       $909       $1,233       $2,149
     B*              $703       $954       $1,232       $2,284
     C               $203       $654       $1,132       $2,452
     M               $360       $627       $1,017       $2,110


If the shares are not redeemed:


Share Class         1 year    3 years     5 years      10 years
-----------         ------    -------     -------      --------
     A               $606       $909       $1,233       $2,149
     B*              $203       $654       $1,132       $2,284
     C               $203       $654       $1,132       $2,452
     M               $261       $627       $1,017       $2,110


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 27

IDEX GE/SCOTTISH EQUITABLE
 INTERNATIONAL EQUITY
(FORMERLY INTERNATIONAL EQUITY PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX GE/SCOTTISH EQUITABLE INTERNATIONAL EQUITY IS LONG-TERM GROWTH OF CAPITAL.

This fund may be appropriate for investors who seek long-term capital growth through foreign investments, and who are able to tolerate the significant risks in such investments.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-advisers, Scottish Equitable Investment Management Limited (SEIM) and GE Investment Management Incorporated (GEIM), seek to achieve this objective by investing principally in:


o common stocks and other equity securities of companies located in developed and developing countries other than the U.S. Equity securities are defined to include common stocks, preferred stocks, convertible preferred stocks and convertible bonds, depositary receipts, and rights and warrants.


Each day, the cash that flows into the fund for investment is divided equally by SEIM and GEIM, and they manage each portion separately from then on.


Normally, 65% of the fund's assets are invested in the equity securities of at least 50 equity securities of companies located in 15 to 25 different countries. Under certain circumstances, the fund may invest in securities of companies located in the U.S. Under normal circumstances, the fund intends to invest in companies located in at least 12 countries other than the U.S. The fund may invest to a lesser extent in debt securities.

The fund managers consider the following factors in determining where an issuer is located: country of organization, primary securities trading market, location of assets, or where the issuer derives at least half of its revenues and profits.


The fund invests, not only in the larger markets of Europe and Japan, but also, to a lesser extent, in the smaller markets of Asia, emerging Europe, Latin America, and other emerging markets.


Overseas economies usually don't move in the same direction and operate differently. This creates situations the fund aims to take advantage of through asset allocation among international markets.


The fund may use various investment techniques to adjust the fund's exposure to changing economic conditions, but there is no guarantee that these techniques will work. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage.


SEIM looks for countries where economic growth conditions are favorable and where stock market valuations don't reflect that potential. It then looks for companies in those countries whose earnings potential is not reflected in the share price.


GEIM looks for companies expected to grow faster than relevent markets, and whose security prices in those countries doesn't fully reflect that. Attributes of such companies are low prices relative to their long-term cash earnings potential, potential for significant improvement in the company's business, financial strength and sufficient liquidity. Stock selection is key to the performance of the fund. SEIM and GEIM may sell the fund's stocks if they have lost their strong fundamentals.


/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  FOREIGN SECURITIES


Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include: changes in currency values; currency speculation; currency trading costs; different accounting and reporting practices; less information available to the public; less (or different) regulation of securities' markets; more complex business negotiations; less liquidity; more fluctuations in market prices; delays in settling foreign securities transactions; higher transaction costs; higher costs for holding foreign securities (custodial fees); vulnerability to seizure and taxes; political instability and small markets; and different market trading days.


o  CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.


GEI SHORT-TERM INVESTMENT FUND

The IDEX GE/Scottish Equitable International Equity fund may invest in money market instruments directly or indirectly through investment in the GEIM Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GEIM; GEIM charges no advisory fee to the Investment Fund.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.



28 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International-Europe, Asia and Far East Index (MSCI-EAFE), a widely recognized unmanaged index of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

CLASS A SHARES

     1998
     ----
    11.21


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.


Class A Shares:          QUARTER ENDED       RETURN
                         -------------       ------
Best Quarter:              12/31/98           15.39%
Worst Quarter:              9/30/98          (16.94)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                                  SINCE
                             ONE YEAR           INCEPTION
                             --------           ---------
A Shares                       5.09%              6.01%
B Shares                       5.50%              6.54%
M Shares*                      8.50%              8.04%
MSCI-EAFE**                   20.33%             13.39%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION (2/01/97).


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred
sales charge (load)          None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)

If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.


ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees             0.35%   1.00%   1.00%   0.90%

Other expenses                   2.87%   2.87%   2.87%   2.87%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               4.02%   4.67%   4.67%   4.57%

EXPENSE REDUCTION (c)            2.22%   2.22%   2.22%   2.22%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.80%   2.45%   2.45%   2.35%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $723     $1,515    $2,322    $4,411
     B*         $748     $1,509    $2,276    $4,486
     C          $248     $1,209    $2,176    $4,623
     M          $435     $1,269    $2,209    $4,597


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $723     $1,515    $2,322    $4,411
     B*         $248     $1,209    $2,176    $4,486
     C          $248     $1,209    $2,176    $4,623
     M          $336     $1,269    $2,209    $4,597


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 29

IDEX DEAN ASSET ALLOCATION
(FORMERLY TACTICAL ASSET ALLOCATION PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX DEAN ASSET ALLOCATION IS PRESERVATION OF CAPITAL AND COMPETITIVE INVESTMENT RETURNS.

This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, Dean Investment Associates (Dean), seeks to achieve the fund's objective by investing fund assets principally in:

o  income-producing common and preferred stocks
o debt obligations of U.S. issuers, some of which will be convertible into common stocks
o  U.S. Treasury bonds, notes and bills
o  money market funds

In selecting stocks, Dean focuses on high-quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. Dean's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Index, a widely recognized unmanaged index of market performance which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the medium market capitalization was approximately $3.7 billion. The smallest company in the Index had an approximate market capitalization of $1,404.7 million.

Dean employs an investment technique called "asset allocation," which shifts assets from one class of investment to another (such as from equity to debt) when Dean anticipates changes in market direction.

Dean will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds (up to 10% of total assets).

Dean has developed forecasting models to predict movements in the stock market for both short (12 to 18-month) and long (3 to 5-year) time periods. These models help compare the risks and rewards Dean anticipates in holding stocks versus debt instruments and money market funds. Such techniques may result in increased fund expenses such as brokerage fees.

Thus, the models determine when Dean is to "tactically" adjust the fund's asset allocation among stocks, bonds, U.S. debt obligations and money market funds.

Dean increases equity holdings in rising stock markets, then reduces equity in falling stock markets and increases fixed-income and money market holdings. Dean switches from equity to debt securities when it anticipates changes in the market direction. Dean also sells stocks when they become overvalued.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.

o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   o  changes in interest rates
   o  length of time to maturity
   o issuers defaulting on their obligations to pay interest or return principal

o  STATISTICAL MODELS

Securities selected using statistical models may result in incorrect asset allocations causing overall returns to be lower than if other methods of selection were used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


30 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Intermediate Government Corporate Bond Index (LBIGCB)(primary benchmark), and the Russell 1000 Index ("Russell 1000"), widely recognized unmanaged indexes of market performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

     CLASS A SHARES


 1996      1997      1998
 ----      ----      ----
13.16     17.06      6.87

(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.

Class A Shares:     QUARTER ENDED         RETURN
                    -------------         ------
Best Quarter:          6/30/97             8.95%
Worst Quarter:         9/30/98            (6.21)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                         SINCE
                       ONE YEAR        INCEPTION
                       --------        ---------
A Shares                0.99%           10.66%
B Shares                1.17%           11.40%
M Shares*               4.21%           11.65%
LBIGCB**                8.43%            7.36%
Russel 1000             15.63%          22.42%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION (10/01/95).


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred sales
charge (load)                None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees             0.35%   1.00%   1.00%   0.90%

Other expenses                   0.52%   0.52%   0.52%   0.52%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               1.67%   2.32%   2.32%   2.22%

EXPENSE REDUCTION (c)            0.12%   0.12%   0.12%   0.12%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.


EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower. If the shares are redeemed at the end of each period:

Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,036    $1,397    $2,408
     B*         $723     $1,013    $1,329    $2,482
     C          $223     $  713    $1,229    $2,647
     M          $410     $  776    $1,267    $2,620


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,036    $1,397    $2,408
     B*         $223     $  713    $1,229    $2,482
     C          $223     $  713    $1,229    $2,647
     M          $311     $  776    $1,267    $2,620


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 31

IDEX LKCM STRATEGIC TOTAL RETURN
(FORMERLY STRATEGIC TOTAL RETURN PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX LKCM STRATEGIC TOTAL RETURN IS CURRENT INCOME, LONG-TERM GROWTH OF INCOME, AND CAPITAL APPRECIATION.

This fund may be appropriate for investors who seek capital appreciation and income growth through a strategic blend of stocks and bonds, and who desire a fundamentally-oriented investment approach, emphasizing risk management.

/chess piece/ STRATEGIES AND POLICIES

Its sub-adviser, Luther King Capital Management Corporation (Luther King), seeks to achieve this objective by principally investing fund assets in both equity and fixed-income securities:

o  common stocks
o  corporate bonds
o  government bonds

To a lesser extent, Luther King may invest fund assets in:

o  convertible preferred stocks
o  corporate convertible bonds

The fund seeks to invest in both equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility to a lesser extent. In choosing such securities, Luther King looks for companies with strong fundamental characteristics. It considers factors such as:

o  balance sheet quality
o  cash flow generation
o  earnings and dividend growth record and outlook
o  profitability levels

In some cases, Luther King bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

The fund seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The fund invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the fund buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

Luther King closely analyzes a company's financial status and a security's valuation in a effort to control risk at the individual level. In addition, the growth elements of the fund's equity investments drive capital appreciation.

As part of its income-oriented strategy, Luther King expects to invest about 25% of the fund's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend.

Luther King may sell fund securities when its stocks become overvalued or when the stocks lose their strong fundamentals.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.
o  FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   o  changes in interest rates
   o  length of time to maturity
   o issuers defaulting on their obligations to pay interest or return principal

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


32 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's returns. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 (primary benchmark), and the Lehman Brothers Intermediate Government Corporate Bond (LBIGCB) Index, widely recognized unmanaged indexes of stock performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

          CLASS A SHARES

 1995     1996      1997      1998
 ----     ----      ----      ----
22.81    16.42     21.99     10.07


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.

Class A Shares:           QUARTER ENDED              RETURN
                          -------------              ------
Best Quarter:               6/30/97                  12.74%
Worst Quarter:              9/30/98                  (7.39)%


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)               SINCE
               ONE YEAR        INCEPTION
               --------        ---------
A Shares        4.02%           16.22%
B Shares        4.36%           15.51%
M Shares*       7.37%           16.93%
S&P 500**      28.58%           30.20%
LBIGCB          8.43%            8.75%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION OF CLASS A SHARES AND CLASS M SHARES (12/02/94). SINCE INCEPTION OF CLASS B SHARES (10/01/95) IS 28.04% FOR THE S&P 500, AND 7.30% FOR LBIGC.


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred sales
charge (load)                None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and service
(12b-1) fees                     0.35%   1.00%   1.00%   0.90%

Other expenses                   0.57%   0.57%   0.57%   0.57%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               1.72%   2.37%   2.37%   2.27%

EXPENSE REDUCTION (c)            0.17%   0.17%   0.17%   0.17%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.


EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,046    $1,417    $2,455
     B*         $723     $1,023    $1,350    $2,529
     C          $223     $  723    $1,250    $2,693
     M          $410     $  786    $1,288    $2,666


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,046    $1,417    $2,455
     B*         $223     $  723    $1,250    $2,529
     C          $223     $  723    $1,250    $2,693
     M          $311     $  786    $1,288    $2,666


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 33

IDEX NWQ VALUE EQUITY
(FORMERLY VALUE EQUITY PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX NWQ VALUE EQUITY IS MAXIMUM CONSISTENT TOTAL RETURN WITH MINIMUM RISK TO PRINCIPAL.

This fund may be appropriate for investors who seek both capital preservation and long-term capital appreciation.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, NWQ Investment Management Company, Inc. (NWQ), employs a value-oriented approach to investing.

The fund seeks to achieve its objective by investing principally in:

o  common stocks
o  money market and short-term instruments
   (Treasury bills)

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than growth stocks.

NWQ will use statistical measures to look for above-average stock valuations, screening for below-average price-to-earnings and price-to-book ratios, above-average dividend yields and strong financial stability.

NWQ also identifies those market sectors believed to benefit from long-term positive fundamentals, and focuses on the companies within these sectors which represent above-average statistical value and are undervalued when purchased.

Under normal market conditions, 65% of the fund's assets will be invested in equity securities.

The fund consists primarily of mid-capitalization to large capitalization companies. When making a security selection NWQ:

o uses earnings averaged over both strong and weak periods in evaluating cyclical companies
o  focuses on QUALITY of earnings
o  invests in relative value
o  focuses in industries and sectors that have strong long-term fundamentals

NWQ may sell the fund's securities when the stocks become overvalued or the stocks lose their strong fundamentals.

/warning sign/ RISKS

The fund is subject to the following principal investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger more established companies.

Undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.



34 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500, a widely recognized unmanaged index of stock performance. The table reflects the impact of the fund's sales load for each share class. Both the bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.


YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

CLASS A SHARES

    1998
    ----
   (7.24)


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.



Class A Shares:         QUARTER ENDED        RETURN
                        -------------        ------
Best Quarter:              3/31/97            13.62%
Worst Quarter:             9/30/98           (18.47)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)

                                                  SINCE
                              ONE YEAR          INCEPTION
                              --------          ---------
A Shares                      (12.34)%            2.43%
B Shares                      (12.46)%            2.85%
M Shares*                      (9.59)%            4.42%
S&P 500**                      28.58%            28.37%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION (2/01/97).


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES


                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred sales
charge (load)                None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)

A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees             0.35%   1.00%   1.00%   0.90%

Other expenses                   1.16%   1.16%   1.16%   1.16%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               2.31%   2.96%   2.96%   2.86%

EXPENSE REDUCTION (c)            0.76%   0.76%   0.76%   0.76%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.55%   2.20%   2.20%   2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,163    $1,652    $2,995
     B*         $723     $1,144    $1,591    $3,069
     C          $223     $  844    $1,491    $3,226
     M          $410     $  906    $1,527    $3,200


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,163    $1,652    $2,995
     B*         $223     $  844    $1,491    $3,069
     C          $223     $  844    $1,491    $3,226
     M          $311     $  906    $1,527    $3,200


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.


                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 35

IDEX C.A.S.E. GROWTH
(FORMERLY C.A.S.E. PORTFOLIO)

SUMMARY OF RISKS AND RETURNS

/target/ OBJECTIVE

THE OBJECTIVE OF IDEX C.A.S.E. GROWTH IS ANNUAL GROWTH OF CAPITAL THROUGH INVESTMENT IN COMPANIES WHOSE MANAGEMENT, FINANCIAL RESOURCES AND FUNDAMENTALS APPEAR ATTRACTIVE ON A SCALE MEASURED AGAINST EACH COMPANY'S PRESENT VALUE.

This fund may be appropriate for investors who seek long-term growth with a diversified portfolio of stocks having both above-market growth characteristics and below-market risk characteristics. Investors should be comfortable with the price fluctuations of such a stock portfolio.

/chess piece/ STRATEGIES AND POLICIES

The fund's sub-adviser, C.A.S.E. Management, Inc. (C.A.S.E.), intends to achieve this objective by primarily investing fund assets in:

o  common stocks
o  preferred stocks
o  convertible stocks

The fund's assets are invested in companies whose stocks are traded on national exchanges or over-the-counter markets. C.A.S.E. focuses on companies that are fundamentally strong compared to other companies in the same industry, the same sector and the broad market. C.A.S.E. evaluates the fund's growth of capital on a year to year basis.

Using proprietary forms of research, C.A.S.E. selects companies after evaluating the current economic cycle, and identifying potentially attractive sectors, industries and company-specific circumstances.

C.A.S.E. invests in common, preferred and convertible stocks of companies that C.A.S.E. believes show below-market risk, supported by below-market multiples, along with above-average fundamentals. These fundamentals include return on equity, price-to-earnings ratio and other balance sheet factors that contribute to long-term capital growth.

C.A.S.E. applies its proprietary forms of research to companies that exhibit superior products and above-average growth rates along with sound management and financials.

Each company selected for the fund is monitored against more than two dozen measures of financial strength, including:

o  insiders' activity
o  market style leadership
o  earnings surprise
o  analysts' change in earnings projections
o  return on equity
o  5-year earnings-per-share growth rate
o  price-earnings ratio
o  price-to-book ratio
o  price-to-cash flow
o  institutional activity and holdings
o  relative strength price change
o  price-to-200-day moving average
o  price-to-historical rising inflation
o  price-to-declining U.S. dollar
o  earnings projected change
o  quarterly earnings per-share growth rate

C.A.S.E. sells stocks when they view the stock to be overvalued, or when C.A.S.E. feels the stocks have lost their strong fundamentals.


In seeking to achieve the investment objective of this fund, C.A.S.E. will make investment decisions without giving consideration to the turnover rate of the fund. As a result, the turnover rate of the fund's portfolio may be higher than other comparable funds. Consequently, the fund may incur higher transaction related expenses than funds that do not engage in frequent trading.


/warning sign/ RISKS

The fund is subject to the following primary investment risks:

o  STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

o  PROPRIETARY RESEARCH

C.A.S.E.'s proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

o  CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.


These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 38.


36 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/graph/ PAST PERFORMANCE


The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table compares how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500, a widely recognized unmanaged index of stock performance. The table reflects the impact of the fund's sales load for each share class. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)


 CLASS A SHARES

 1997     1998
 ----     ----
21.11    (5.34)


(1) AS OF SEPTEMBER 30, 1999, THE END OF THE MOST RECENT CALENDAR QUARTER, THE FUND'S YEAR-TO-DATE RETURN FOR CLASS A SHARES WAS ___%.

Class A Shares:           QUARTER ENDED       RETURN
                          -------------       ------
Best Quarter:               12/31/98          24.98%
Worst Quarter:               9/30/98         (24.42)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98
(WITH SALES LOADS)
                                                  SINCE
                              ONE YEAR          INCEPTION
                              --------          ---------
A Shares                      (10.55)%            6.17%
B Shares                      (10.62)%            6.72%
M Shares*                      (7.70)%            7.34%
S&P 500**                      28.58%            27.61%


*ALL SHARES DESIGNATED AS CLASS C SHARES PRIOR TO MARCH 1, 1999 WERE RENAMED AS CLASS M SHARES ON THAT DATE. EFFECTIVE NOVEMBER 1, 1999 THE FUND BEGAN OFFERING A NEW CLASS C SHARE THAT HAS DIFFERENT FEES AND EXPENSES THAN THE PREVIOUS CLASS C SHARE.
**SINCE INCEPTION (2/01/96).


/dollar sign/ FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following table. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid from fund assets.

SHAREHOLDER FEES

                                        Class of Shares
                                A         B        C         M
                              ----      ----      ----      ----
Maximum sales charge
(load) on purchases
(AS A % OF OFFERING PRICE)    5.50%     None      None      1.00%

Maximum deferred sales
charge (load)                None(a)    5.00%     None      1.00%(b)
(AS A PERCENTAGE OF PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LOWER)


A $10 fee will be charged twice a year for an account opened for more than 2 years with a balance below the share class minimum because of redemptions. (Before the fee is assessed, you will be given 60 days notice to have the opportunity to increase your balance.)


If you make more than four exchanges in a calendar quarter, the Fund or its agents may impose fees of up to 2% of the value of such transactions.

ANNUAL FUND OPERATING EXPENSES (as of 10/31/98)
% OF AVERAGE DAILY NET ASSETS           Class of Shares
                                   A       B     C(d)      M
                                 ----    ----    ----    ----
Management fees (e)              0.80%   0.80%   0.80%   0.80%

Distribution and
service (12b-1) fees             0.35%   1.00%   1.00%   0.90%

Other expenses                   1.09%   1.09%   1.09%   1.09%
                                 ----    ----    ----    ----
TOTAL ANNUAL FUND
OPERATING EXPENSES               2.24%   2.89%   2.89%   2.79%

EXPENSE REDUCTION (c)            0.69%   0.69%   0.69%   0.69%
                                 ----    ----    ----    ----
NET OPERATING EXPENSES           1.55%   2.20%   2.20%    2.10%

(a) Certain purchases of Class A shares in amounts greater than $1 million are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with Idex Management, Inc. through 4/30/2000.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/98.
(e) Effective March 1, 1999, management fees were reduced from 1.00% to 0.80%.

EXAMPLE


This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you'd pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.


If the shares are redeemed at the end of each period:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,149    $1,624    $2,932
     B*         $723     $1,130    $1,563    $3,007
     C          $223     $  830    $1,463    $3,165
     M          $410     $  892    $1,499   $3,138


If the shares are not redeemed:


Share Class    1 year   3 years   5 years   10 years
-----------    ------   -------   -------   --------
     A          $699     $1,149    $1,624    $2,932
     B*         $223     $  830    $1,463    $3,007
     C          $223     $  830    $1,463    $3,165
     M          $311     $  892    $1,499    $3,138


*EXAMPLES FOR CLASS B SHARES ASSUME THEY WILL CONVERT TO CLASS A SHARES EIGHT YEARS AFTER YOU PURCHASE THEM.

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 37

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual funds on pages 2 through 37, you found descriptions of the strategies and risks associated with each. In those pages, you were referred to this section for a more complete description of the risks. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

/chess piece/ DIVERSIFICATION AND CONCENTRATION. The 1940 Act classifies investment companies as either diversified or non-diversified.


Diversification is the practice of spreading a fund's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a comparable fund.


All of the funds (except IDEX Salomon All Cap and IDEX JCC Capital Appreciation) qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI);

o As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

o As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

o As a fundamental policy governing concentration, no fund will invest more than 25% of its assets in any one particular industry, other than U.S. government securities.

IDEX Salomon All Cap and IDEX JCC Capital Appreciation each reserves the right to become a diversified investment company (as defined by the 1940 Act).

/warning sign/ INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major one is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there's a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called MARKET risk.

/warning sign/ INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

/warning sign/ INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are CONVERTIBLE into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.

/warning sign/ VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more.

/warning sign/ INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

o CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

o LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

o DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

o DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

38 IDEX MUTUAL FUNDS/PROSPECTUS 1999

o LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes and are less liquid.

o LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

o LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

/warning sign/ INVESTING IN FOREIGN SECURITIES. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

o CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

o CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

o CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

o EURO CONVERSION. On January 1, 1999, certain participating countries in the European Economic Monetary Union adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The new European Central Bank, (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

o DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

o LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

o LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

o MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

o LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.


o SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.


o HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

o VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

o POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

o DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

o HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities.

                                            IDEX MUTUAL FUNDS/PROSPECTUS 1999 39

o EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

/warning sign/ INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

o INACCURATE MARKET PREDICTIONS. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

o PRICES MAY NOT MATCH. Movements in the price of the financial contracts may be used to offset movements in the price of other securities you own. If those prices don't correlate or match closely, the benefits of the transaction might be diminished.

o ILLIQUID MARKETS. If there is no market for the contracts, the fund may not be able to control losses.

o TAX CONSEQUENCES. Sometimes the possibility of incurring high taxes on a transaction may delay closing out a position and limit the gains it would have produced.

/warning sign/ INVESTING IN TAX-EXEMPT SECURITIES. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item" for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption or municipal obligations. If that happened, it could substantially reduce the value of your fund's assets.

/warning sign/ INVESTING IN SPECIAL SITUATIONS. Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then increase considerably in price, due to:

o  A NEW PRODUCT OR PROCESS
o  A MANAGEMENT CHANGE
o  A TECHNOLOGICAL BREAKTHROUGH
o  AN EXTRAORDINARY CORPORATE EVENT
o A TEMPORARY IMBALANCE IN THE SUPPLY OF, AND DEMAND FOR, THE SECURITIES OF AN ISSUER

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

/warning sign/ PORTFOLIO TURNOVER. A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders. IDEX Alger Aggressive Growth, IDEX JCC Capital Appreciation and IDEX C.A.S.E. Growth had turnover rates greater than 100% for the fiscal year ended October 31, 1998.

/question mark/ INVESTMENT STRATEGIES. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.

40 IDEX MUTUAL FUNDS/PROSPECTUS 1999

/question mark/ How The IDEX Funds are
                Managed and Organized

IDEX Mutual Funds is run by a BOARD OF TRUSTEES. The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

IDEX MANAGEMENT, INC. (IMI), located at 570 Carillon Parkway,
St. Petersburg, Florida 33716, serves as INVESTMENT ADVISER to the Fund.


The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each SUB-ADVISER. The investment adviser also supervises the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an ADVISORY FEE. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.


IMI is a wholly-owned direct subsidiary of AUSA Holding Company ("AUSA"). AUSA is a holding company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

Here is a listing of the sub-advisers and the funds they manage:


SUB-ADVISER     FUND NAME
-----------     ---------
JCC             IDEX JCC Growth
                IDEX JCC Global
                IDEX JCC Balanced
                IDEX JCC Capital Appreciation
                IDEX JCC Flexible Income

T. Rowe Price   IDEX T. Rowe Price Dividend Growth
                IDEX T. Rowe Price Small Cap

GSAM            IDEX Goldman Sachs Growth

SBAM            IDEX Salomon All Cap

Alger           IDEX Alger Aggressive Growth

Pilgrim Baxter  IDEX Pilgrim Baxter Mid Cap Growth

AIMI            IDEX AEGON Income Plus
                IDEX AEGON Tax Exempt

SEIM            IDEX GE/Scottish Equitable International Equity

GEIM            IDEX GE/Scottish Equitable International Equity

Dean            IDEX Dean Asset Allocation

Luther King     IDEX LKCM Strategic Total Return

NWQ             IDEX NWQ Value Equity

C.A.S.E.        IDEX C.A.S.E. Growth

ADVISORY FEE SCHEDULE-ANNUAL RATES

                                        JCC*              JCC    JCC*     JCC*          JCC**           AEGON           AEGON
AVERAGE DAILY NET ASSETS        CAPITAL APPRECIATION    GLOBAL  GROWTH  BALANCED   FLEXIBLE INCOME    INCOME PLUS     TAX EXEMPT
------------------------        --------------------    ------  ------  --------   ---------------    -----------     ----------
First $750 million                 1.00%                 1.00%   1.00%    1.00%        N/A               0.60%         0.60%
the next $250 million              0.90%                 0.90%   0.90%    0.90%        N/A               0.60%         0.60%
over $1 billion                    0.85%                 0.85%   0.85%    0.85%        N/A               0.60%         0.60%
First $100 million                                                                    0.90%
the next $150 million                                                                 0.80%
over $250 million                                                                     0.70%

*IMI has agreed to waive a portion of its advisory fee through 6/30/2000 for this fund as follows: 0.0250% of average daily net assets from $100 - $500 million (net 0.9750%); 0.0750% of assets from $500 - $750 million (net 0.9250%);
0.0250% of assets from $750 million - $1 billion (net 0.8750%); and 0.0250% of assets above $1 billion (net 0.8250%).

**For IDEX JCC Flexible Income, IMI has agreed to waive a portion of its advisory fee through 6/30/2000 as follows: 0.0250% of the first $100 million of average daily net assets (net 0.8750%); 0.0250% of assets from $100 - $250 million (net 0.7750%); and 0.0250% of assets above $250 million (net 0.6750%).


                     T. ROWE PRICE                                 GOLDMAN   PILGRIM BAXTER    ALGER
AVERAGE DAILY          DIVIDEND        T. ROWE PRICE    SALOMON     SACHS       MID CAP      AGGRESSIVE
NET ASSETS              GROWTH            SMALL CAP     ALL CAP     GROWTH       GROWTH        GROWTH
----------           -------------     -------------    -------     ------   --------------  ----------
First $500 million       0.80%             0.80%         0.80%       0.80%      0.80%           0.80%
over $500 million        0.70%             0.70%         0.70%       0.70%      0.70%           0.70%

                          GE/SCOTTISH
                           EQUITABLE                    NWQ         LKCM
AVERAGE DAILY             INTERNATIONAL     C.A.S.E    VALUE      STRATEGIC              DEAN
NET ASSETS                  EQUITY          GROWTH     EQUITY    TOTAL RETURN     ASSET ALLOCATION
-------------             -------------     -------    ------    ------------     ----------------
First $500 million            0.80%          0.80%       0.80%      0.80%                0.80%
over $500 million             0.70%          0.70%       0.70%      0.70%                0.70%

                                          IDEX MUTUAL FUNDS/ PROSPECTUS 1999  41

DAY-TO-DAY MANAGEMENT OF THE INVESTMENTS IN EACH FUND IS THE RESPONSIBILITY OF THE FUND MANAGER. THE FUND MANAGERS FOR IDEX MUTUAL FUNDS ARE:

IDEX T. ROWE PRICE SMALL CAP

RICHARD T. WHITNEY, CFA, has managed this fund since inception and heads the Investment Team for this fund. He joined T. Rowe Price in 1985.

IDEX JCC CAPITAL APPRECIATION

JAMES P. GOFF has managed this fund since its inception. He joined JCC in 1988.

IDEX PILGRIM BAXTER MID CAP GROWTH


JEFFREY A. WRONA, CFA, has managed this fund since inception. Prior to joining Pilgrim Baxter in 1997, he was a senior portfolio manager at Munder Capital Management.


IDEX ALGER AGGRESSIVE GROWTH

DAVID D. ALGER has been employed by Alger since 1971 and has served as president since 1995. He has managed this fund since inception.

DAVID HYUN has served as co-manager of this fund since February 1998. He has been employed by Alger as a senior research analyst since 1991 and a portfolio manager since 1997.

IDEX GE/SCOTTISH EQUITABLE INTERNATIONAL EQUITY

At SEIM, investment strategy is formulated by the Investment Strategy Group. RUSSELL HOGAN leads the investment strategy team. Mr. Hogan is the Investment Director of Scottish Equitable plc, parent company of SEIM. He oversees all aspects of asset management. He has been with SEIM for 14 years and has been the team leader since the fund's inception.

At GEIM, RALPH R. LAYMAN is a director and executive vice president and leads a team of fund managers. Mr. Layman has served in this capacity since the fund's inception. Mr. Layman joined GEIM in 1991 as executive vice president for international investments.

IDEX JCC GLOBAL

HELEN YOUNG HAYES has been employed by JCC since 1987 and has managed this fund since its inception.

IDEX SALOMON ALL CAP

ROSS S. MARGOLIES, has managed this fund since inception. Mr. Margolies joined SBAM in 1992.

ROBERT M. DONAHUE, JR. assists in the day-to-day management of the fund. Prior to joining SBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company.

IDEX JCC GROWTH

SCOTT W. SCHOELZEL AND EDWARD KEELY serve as co-managers of this fund. Mr. Schoelzel has managed this fund since January 1996. Before that, he was co-manager of this fund since 1995. He has been employed by JCC since 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, CO.

Mr. Keely has managed this fund since January, 1999. He has been employed by JCC since 1998. Prior to joining JCC, he was a senior vice president of investments at Founders.

IDEX GOLDMAN SACHS GROWTH

HERBERT E. EHLERS, has served as head of a six person investment team that has managed this fund since inception. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

IDEX C.A.S.E. GROWTH

This fund is managed by a team of professionals, called the Portfolio Management Committee. WILLIAM E. LANGE is the head manager on this committee. He has been president of C.A.S.E. since 1984.

IDEX NWQ VALUE EQUITY

EDWARD C. FRIEDEL, CFA has been the senior manager of this fund since inception. He has been a managing director and investment strategist with NWQ since 1983.

IDEX T. ROWE PRICE DIVIDEND GROWTH

WILLIAM J. STROMBERG, CFA has managed this fund since inception and heads the Investment Team for this fund. He joined T. Rowe Price in 1986.

IDEX DEAN ASSET ALLOCATION

JOHN C. RIAZZI, CFA is the senior fund manager of this fund. He joined Dean in 1989.

ARVIND SACHDEVA, CFA is the senior equity strategist of this fund. He joined Dean in 1993. They have co-managed this fund since inception.

IDEX LKCM STRATEGIC TOTAL RETURN

LUTHER KING, JR. , CFA and SCOT C. HOLLMANN, CFA have co-managed this fund since its inception. Mr. King has

42 IDEX Mutual Funds/ Prospectus 1999
been the president of Luther King since 1979. Mr. Hollmann has been a vice president since 1983.

IDEX JCC BALANCED

BLAINE P. ROLLINS assisted in the management of this fund from its inception until February 1996, when he was named fund manager. He has been with JCC since 1990.

IDEX JCC FLEXIBLE INCOME

RONALD V. SPEAKER has managed this fund since October 1993. He has been with JCC since 1986. On January 13, 1997, Mr. Speaker settled an SEC administrative action involving two personal trades that he made in January 1993. Without admitting or denying the allegations, he agreed to civil monetary penalty, disgorgement and interest payments totaling $37,199 and a 90-day suspension starting January 29, 1997.

IDEX AEGON INCOME PLUS

DAVID R. HALFPAP, CFA, has served as manager of this fund since its inception. He has been employed by AIMI since 1975 and currently is a senior vice president.

BRADLEY J. BEMAN, CFA became a co-manager of this fund in August 1998. He joined AIMI in 1988 after working in various capacities with AEGON USA, Inc. and Life Investors Insurance Company of America.

CRAIG M. ENRIGHT became a co-manager of this fund in August 1998. He joined AIMI in 1996. His prior work experience includes ten years with the Chicago Board of Trade, two years with the Securities Corporation of Iowa and five years at Northern Trust Company.

IDEX AEGON TAX EXEMPT

JARRELL D. FREY, CFA is a senior securities analyst and has managed this fund since August 1998. Mr. Frey joined AIMI in June 1994. Prior to joining AIMI, Mr. Frey was employed for five years by Woodmen Accident and Life Company in Lincoln, NE.

                                           IDEX MUTUAL FUNDS/ PROSPECTUS 1999 43

Similar Sub-Adviser
Performance

A fund may disclose to prospective investors total returns of an existing SEC-registered fund that is managed by the fund's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such fund (a "Similar Sub-Adviser Fund"). ALTHOUGH THE SIMILAR SUB-ADVISER FUNDS HAVE SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES AS THE DESIGNATED FUND, AND ARE MANAGED BY THE SAME SUB-ADVISER AS THE DESIGNATED FUND, YOU SHOULD NOT ASSUME THAT ANY FUND WILL HAVE THE SAME FUTURE PERFORMANCE AS SIMILAR SUB-ADVISER FUNDS WHOSE TOTAL RETURNS ARE SHOWN. Each fund's future performance may be greater or less than the historical performance of the corresponding Similar Sub-Adviser Fund. There can be no assurance, and no representation is made, that the investment results of any fund will be comparable to the results of any of the Similar Sub-Adviser Funds or any other fund managed by IDEX Management, Inc. The table below sets forth certain funds, and, for each fund's respective Similar Sub-Adviser Fund, that fund's inception date, asset size, and the average annual total returns for the one, five and ten year periods (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 1998. These figures are based on the actual investment performance of the Similar Sub-Adviser Funds. The average annual total returns for the Similar Sub-Adviser Funds are shown with any applicable sales load. YOU SHOULD NOTE THAT THE PERFORMANCE OF THE SIMILAR SUB-ADVISER FUNDS DOES NOT REFLECT THE HISTORICAL PERFORMANCE OF ANY IDEX FUNDS.


                                                                                             SSAF AVERAGE ANNUAL TOTAL (5)
                                                                                             RETURN (WITH SALES LOADS)
                                                                                             ---------------------------
                                          SIMILAR                    SSAF          SSAF                        10 YEARS
                                     SUB-ADVISER FUND             INCEPTION       TOTAL                        OR SINCE
IDEX FUND                                 (SSAF)                     DATE         ASSETS     1 YEAR    5 YEARS  INCEPTION
---------                            ----------------             ---------       ------     ------    -------  ---------
IDEX Goldman Sachs Growth           Goldman Sachs Capital         CLASS A       $2,187.8      26.53%    20.89%   18.99%
                                    Growth Fund (1)               4/20/90        million
                                                                              (all classes)

IDEX T. Rowe Price                  T. Rowe Price                 12/30/92        $1.3        15.04%    20.48%   20.29%
Dividend Growth                     Dividend Growth Fund (2)                     billion

IDEX T. Rowe Price Small Cap        T. Rowe Price Diversified      6/30/97        $7.9         3.58%      N/A     7.14%
                                    Small CAP Growth Fund                        million

IDEX Pilgrim Baxter                 PBHG Growth II Portfolio (3)   5/1/97         $19          8.19%      N/A     9.46%
Mid Cap Growth                                                                   million

IDEX Salomon All Cap                Salomon Brothers              CLASS O        $240.9       23.83%    19.37%   17.56%
                                    Capital Fund (4)              11/1/96        million

(1) Total returns are for Class A shares of the Goldman Sachs Capital Growth Fund and reflect a deduction of 5.5% front-end sales load. The Fund also offers Class B and Class C shares with different sales loads. Calculating total return with those sales loads may have resulted in lower total returns.

(2) The T. Rowe Price Dividend Growth and T. Rowe Price Diversified Small-Cap Growth Funds do not have sales loads.

(3)     The PBHG Growth II Portfolio does not have a sales load.

(4) Total returns are for Class O shares of the Salomon Brothers Capital Fund. Class O shares are sold without any sales charge to the fund. The fund also offers Class A, Class B and Class 2 shares.

(5) The similar IDEX funds have higher expenses than the similar sub-adviser funds, so your return may be less than that of the similar sub-adviser fund.

44 IDEX MUTUAL FUNDS/ PROSPECTUS 1999

SHAREHOLDER INFORMATION

/question mark/ OPENING AN ACCOUNT

If you are opening a fund through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

CHOOSING A SHARE CLASS


The Fund offers four share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX JCC Growth, but Class T shares are not available to new investors.) Also, effective March 1, 1999, shares that were designated as Class C shares became Class M shares. They have an initial sales charge of 1.00% and a contingent deferred sales charge
(CDSC) of 1.00% if you sell within 18 months of purchase. The sales charge and CDSC only apply to shares purchased after February 28, 1999.

The Fund began offering a NEW Class C share on November 1, 1999. This new Class C share has no initial or deferred sales charges. All shares that were designated as Class C shares prior to March 1, 1999, which then converted to Class M shares on that date, will continue as Class M shares.


The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.


If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 5 years) or Class C shares (if you plan to invest for a period of less than 5 years).


The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES - FRONT LOAD

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.)


If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1% CDSC, unless they were purchased through a qualified retirement plan.




CLASS A SHARES -        CLASS B SHARES -           CLASS C SHARES -       CLASS M SHARES -          CLASS T SHARES
FRONT LOAD              BACK LOAD                  LEVEL LOAD             LEVEL LOAD                (closed to new
                                                                                                    investors)
----------------        ----------------           ----------------       ----------------          ---------------
 o Initial sales        o  No up-front sales       o  No up-front sales   o  Initial sales          o  Initial sales
   charge of 5.50%         charge                     charge                 charge of 1.00%           charge of 8.5%
   or less (see Class                                                                                  or less
   A Share Quantity     o  Deferred sales          o  No deferred sales   o  12b-1 distribution
   Discounts Table).       charge of 5.00%            charge                 and service 12b-1      o  No 12b-1
                           or less on shares                                 fees of 0.90% per         distribution
 o  Discounts of sales     you sell within 6       o  12b-1 distribution     year (except for          and service fees
    charge for larger      years (see                 and service fees       the IDEX AEGON
    investments            deferred sales             of 1.00%               Tax Exempt whose       o  Sales charge
                           charge table                                      12b-1 distribution        percentage can be
 o  12b-1 distribution     below)                  o  No conversion to       and service fee is        reduced in the
    and service fees                                  Class A shares         0.60%)                    same four ways as
    of 0.35%            o  12b-1 distribution         feature, so annual                               Class A shares
                           and service fees           expenses do not     o  Deferred sales            (see Class A Share
 o  Lower annual           of 1.00%                   decrease               charge of 1.00% if        Quantity
    expenses                                                                 you sell within 18        Discounts Table)
    than Class B, C     o  Automatic                                         months of
    or M shares due        conversion to                                     purchase
    to lower 12b-1         Class A shares
    distribution           after 8 years,                                 o  Automatic
    and service fees       reducing future                                   conversion to
                           annual expenses                                   Class A shares
                                                                             after 10 years,
                                                                             reducing future
                                                                             annual expenses

                                           IDEX MUTUAL FUNDS/ PROSPECTUS 1999 45

Also, the Fund will treat Class A share purchases in an amount of less than $1 million by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.

CLASS B SHARES - BACK LOAD

Class B shares are sold in amounts up to $500,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.

                CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES


   REDEMPTION DURING                          AS A % OF DOLLAR AMOUNT
   YEAR AFTER PURCHASE                          (SUBJECT TO CHANGE)
   -------------------                       ------------------------
   First                                                 5%
   Second                                                4%
   Third                                                 3%
   Fourth                                                2%
   Fifth and Sixth                                       1%
   Seventh and Later                                     0%



CLASS C SHARES - LEVEL LOAD

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

CLASS M SHARES - LEVEL LOAD

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you may incur a CDSC of 1.00%.

Class M shares automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.


CLASS T SHARES (IDEX JCC GROWTH ONLY)
(CLOSED TO NEW INVESTORS)

When you buy Class T shares of IDEX JCC Growth, you pay an up-front sales charge. You can reduce the sales charge percentage in the same four ways that are described under Class A shares. Class T shares are not subject to annual distribution and service fees.


You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.


Waivers of the sale charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

CONTINGENT DEFERRED SALES CHARGE


Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.


NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or writing IDEX Customer Service. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.


There are many ways that you can pay for your shares (shown below). The minimum initial purchase is $500 for Class A, B and T shares, and $1,000 for Class C and Class M shares and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.


46 IDEX MUTUAL FUNDS/ PROSPECTUS 1999



HOW TO BUY SHARES                     TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
-----------------                     --------------------------------------------
BY MAIL                               Send your completed application and check payable to:
                                      Idex Investor Services, Inc. P.O. Box 9015 Clearwater, Florida 33758-9015;
                                      For Overnight Delivery: 570 Carillon Parkway, St. Petersburg, Florida 33716

THROUGH AN AUTHORIZED DEALER          The dealer is responsible for opening your account and providing IDEX with your
                                      Taxpayer ID Number. The minimum order from an authorized dealer is $1,000.

BY AUTOMATIC INVESTMENT PLAN          Send your completed application, along with a check for your initial investment, payable to Idex Investor Services, Inc. P.O. Box 9015,
                                      Clearwater, Florida 33758-9015.

                                      TO ADD TO YOUR EXISTING ACCOUNT
                                      --------------------------------

BY CHECK                              Make your check payable to Idex Investor Services Inc. and mail it to:
                                      P.O. Box 9015 Clearwater, FL 33758-9015; or, for overnight delivery: 570 Carillon
                                      Parkway, St. Petersburg, FL 33716. Third party checks, or checks endorsed to
                                      IDEX, will not be accepted. All checks must be made payable to Idex Investors
                                      Services, Inc.

BY AUTOMATIC INVESTMENT PLAN          With an Automatic Investment Plan (AIP), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Call or write IDEX Customer Service to establish an AIP.

BY TELEPHONE                          The electronic funds transfer privilege must be established in advance, when you open your account, or by adding this feature to your existing account. Select "Electronic Bank
                                      Link" on the Application or write to the Fund. Funds can then be transferred electronically from your bank to the Fund. Call IDEX Customer Service to invest by phone, either through our automated touch-tone system IDEX InTouch/service mark/ (1-888-233-(DEX (4339) ), or by speaking directly with your representative. Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

THROUGH AUTHORIZED DEALERS            If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. The dealer's bank may charge you for a wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three business days after your order is accepted.

BY THE INTERNET                       You may request a transfer of funds from your bank account to the Fund. Visit our website at WWW.IDEXFUNDS.COM. Payment will be transferred from your bank account electronically.
                                      Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the request.

BY PAYROLL DEDUCTION                  You may have money transferred regularly from your payroll to your IDEX account.
                                      Please instruct your employer's payroll department to do so. Call IDEX Customer
                                      Service (1-888-233-IDEX (4339) ) to establish this deduction.

BY WIRE TRANSFER                      Request that your bank wire funds to the Fund. You must have an EXISTING ACCOUNT to make a payment by wire transfer. Ask your bank to send your payment to:
                                             NationsBank, NA, Tampa, FL, ABA# 063100277, Credit: Idex Investors Service
                                             Acct #: 3601194554, Ref: Shareholder name, IDEX fund and account numbers.

                                          IDEX MUTUAL FUNDS/ PROSPECTUS 1999  47



TO RECEIVE PAYMENT BY                 HOW TO REQUEST YOUR REDEMPTION
---------------------                 ------------------------------
DIRECT DEPOSIT - ACH                  Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify that this
(ONLY FOR ACCOUNTS THAT ARE           feature is in place on your account. Maximum amount per day is the lesser
NOT QUALIFIED RETIREMENT              of your balance or $50,000. Request an "ACH redemption" in writing, by
PLANS)                                phone (automated IDEX InTouch/service mark/ (1-888-233-IDEX (4339) or person-to-
                                      person), or by internet access to your account. Payment should usually be received by your bank account in 3-5 banking days after your request. The
                                      Fund does not charge for this payment option.

DIRECT DEPOSIT                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to be sure this feature
(ELECTRONIC FUNDS TRANSFER-           is in place on your account. Maximum amount per day is the lesser of your
FEDERAL FUNDS BANK WIRE)              available balance or $50,000. Request an "Expedited Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account the next banking day after your request. The
                                      Fund charges $10 for this service. Your bank may charge a fee as well.
                                      Certain IRAs and Qualified Plans may not be eligible for ACH redemptions.

CHECK TO THE ADDRESS OF RECORD        WRITTEN REQUEST:
                                      Send a letter requesting a withdrawal to the Fund and include any share certificates you may have. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services,
                                      P.O. Box 9015, Clearwater, FL 33758-9015. Attention: Redemptions. Be sure to include all account owners' signatures and any additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").

                                      TELEPHONE OR INTERNET REQUEST:
                                      If your request is not required to be in writing (see "How To Sell Shares"), you may call IDEX Customer Service (1-888-233-IDEX (4339)) and make your request by automated IDEX InTouch/service mark/ system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000.

                                      If an address change was made in the last 10 days, the check will not be mailed until after the 10 day period following the address change. To avoid this, IDEX requires a redemption request in writing signed and signature guaranteed by all shareholders.

CHECK TO ANOTHER PARTY/ADDRESS        THIS REQUEST MUST BE IN WRITING, regardless of amount, with all account owners' signatures guaranteed. Mail to: Idex Investor Services, P.O. Box
                                      9015, Clearwater, FL 33758-9015. Attention: Redemptions.

PERIODIC AUTOMATIC PAYMENT (BY        You can establish a SYSTEMATIC WITHDRAWAL PLAN (SWP) either at the
DIRECT DEPOSIT-ACH OR CHECK)          time you open your account or at a later date. Call IDEX Customer Service
                                      (1-888-233-IDEX) (4339) ) for assistance.

BY EXCHANGE                           No payment to, or from, you is made. You are buying shares of one fund and selling shares of another fund (an "exchange purchase/redemption").
                                      Request an exchange in writing, by phone (automated IDEX InTouch(SM)
                                      (1-888-233-IDEX (4339) system or person-to-person), or by internet access to your account.

THROUGH AN AUTHORIZED DEALER          You may redeem your shares through an authorized dealer. (They may impose a service charge.) Contact your Registered Representative or call
                                      IDEX Customer Service (1-888-233-IDEX (4339) for assistance.


            ALL PURCHASES MUST BE HELD AT IDEX FOR 15 CALENDAR DAYS
                    BEFORE THEY ARE ELIGIBLE FOR REDEMPTION.

48 IDEX MUTUAL FUNDS/ PROSPECTUS 1999

/question mark/ HOW TO BUY SHARES

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.


If you are a new investor to the Fund, you must first open an account by mailing a completed application to the Fund or you may open your account through a securities dealer.


/question mark/ HOW TO SELL SHARES

Your request to sell your shares and receive payment may be affected by:

        o       the privileges or features established on your account
        o the type of account you have, and if there is more than one owner
        o       the dollar amount you are requesting
        o if there have been recent changes made to your account (such as an address change) or other circumstances that may require written request or signature guarantees

There are several ways to request redemption of your shares:

        o       in writing (by mail or fax)
        o by internet access to your account(s) at WWW.IDEXFUNDS.COM
        o by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request


The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. ALL PURCHASES MUST BE HELD AT IDEX FOR 15 CALENDAR DAYS BEFORE THEY ARE ELIGIBLE FOR REDEMPTION.


/question mark/ HOW TO EXCHANGE SHARES


You can exchange $50 or more of one fund for shares in the same class of another fund. As explained below, you may be able to exchange your shares into any one of the three portfolios of the Cash Equivalent Fund (CEF) without a sales charge. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request exchanges share over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another. The Systematic Exchange Feature is set up similarly to that of a SWP.


MONEY MARKET EXCHANGE PRIVILEGE


You can exchange Class A, C and T shares for any of the three CEF portfolios. You may exchange Class B and M shares only into the CEF's Money Market Portfolio.


SPECIAL RULES FOR CLASS B OR M SHARES IN MONEY MARKET FUND EXCHANGES

When exchanging Class B or M shares for shares of the CEF Money Market Portfolio, you will not be charged a CDSC. If you later sell the Class B or M shares of the CEF, you will be charged the sales charge, but the time that you held those Class B or M shares of the CEF will not count toward calculating the sales charge.

The Fund may restrict the number of times that you may exchange your shares. Please see the section below titled "Excessive Trading."

SPECIAL SITUATIONS FOR EXCHANGING SHARES

o Class T shares may be exchanged for only Class A shares of any IDEX fund, other than IDEX JCC Growth. Class A shares of all IDEX funds are subject to distribution and service (12b-1) fees.

o You may not exchange other classes of shares of the IDEX funds for Class T shares.

o The Fund reserves the right to modify or terminate the exchange privilege at any time.

EXCESSIVE TRADING


The Fund does not permit excessive trading (market-timing). Excessive purchases, redemptions or exchanges of fund shares can disrupt portfolio management and drive fund expenses higher. If you make more than four exchanges in a calendar quarter, you are considered to be


                                          IDEX MUTUAL FUNDS/ PROSPECTUS 1999  49
trading excessively, and the Fund or its agents may impose fees of up to 2% of the value of such transactions, limit or terminate your exchange privileges, and/or not accept future investments from you. Frequent purchases and redemptions of shares having similar effects as exchanges may be considered excessive trading.


/question mark/ OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES

o $500 for Class A, B and T shares; $1,000 for Class C and M shares; additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES

Price is calculated on each day the New York Stock Exchange (NYSE) is open for business. The share price of each class is calculated by dividing its net assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by closing time of the NYSE (usually 4 p.m.
EST), you will pay or receive that day's NAV. If later, it will be priced at the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

CLASS A SALES CHARGE REDUCTIONS

YOU CAN LOWER THE SALES CHARGE PERCENTAGE IN FOUR WAYS:

o Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

o The "right of accumulation" allows you to include your existing Class A Shares (or Class T shares of IDEX JCC Growth) as part of your current investments for sales charge purposes.

o A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

o By investing as part of a qualified group.


                        CLASS A SHARE QUANTITY DISCOUNTS
             (ALL FUNDS EXCEPT IDEX JCC FLEXIBLE INCOME, IDEX AEGON
                     INCOME PLUS AND IDEX AEGON TAX EXEMPT)

                               SALES CHARGE AS %              SALES CHARGE AS %
AMOUNT OF PURCHASE             OF OFFERING PRICE              OF AMOUNT INVESTED
------------------             -----------------              ------------------
Under $50,000                         5.50%                        5.82%
$50,000 to under $100,000             4.75%                        4.99%
$100,000 to under $250,000            3.50%                        3.63%
$250,000 to under $500,000            2.75%                        2.83%
$500,000 to under $1,000,000          2.00%                        2.04%
$1,000,000 and over                   0.00%                        0.00%


                        CLASS A SHARE QUANTITY DISCOUNTS
                (IDEX JCC FLEXIBLE INCOME, IDEX AEGON INCOME PLUS
                            & IDEX AEGON TAX EXEMPT)

                               SALES CHARGE AS %              SALES CHARGE AS %
AMOUNT OF PURCHASE             OF OFFERING PRICE              OF AMOUNT INVESTED
------------------             -----------------              ------------------
Under $50,000                         4.75%                        4.99%
$50,000 to under $100,000             4.00%                        4.17%
$100,000 to under $250,000            3.50%                        3.63%
$250,000 to under $500,000            2.25%                        2.30%
$500,000 to under $1,000,000          1.25%                        1.27%
$1,000,000 and over                   0.00%                        0.00%



CLASS T SHARE QUANTITY DISCOUNTS

                       CLASS TO SHARE QUANTITY DISCOUNTS
                             (IDEX JCC GROWTH FUND)

                               SALES CHARGE AS %              SALES CHARGE AS %
AMOUNT OF PURCHASE             OF OFFERING PRICE              OF AMOUNT INVESTED
------------------             -----------------              ------------------
Under $10,000                         8.50%                         9.29%
$10,000 to under $25,000              7.75%                         8.40%
$25,000 to under $50,000              6.25%                         6.67%
$50,000 to under $75,000              5.75%                         6.10%
$75,000 to under $100,000             5.00%                         5.26%
$100,000 to under $250,000            4.25%                         4.44%
$250,000 to under $500,000            3.00%                         3.09%
$500,000 to under $1,000,000          1.25%                         1.27%
$1,000,000 and over                   0.00%                         0.00%


MINIMUM ACCOUNT BALANCE

The Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing, any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

o accounts opened within the preceding 24 months
o accounts with an active monthly Automatic Investment Plan ($50 minimum per account)
o accounts owned by individuals which, combined, have a balance of $10,000 or more


50 IDEX Mutual Funds/ Prospectus 1999

ACCOUNT BALANCE                           FEE ASSESSMENT
---------------                           --------------

If your balance is below $500            $10 fee assessed every 6
due to redemptions                       months, until balance reaches
(Class A, B & T shares)                  $500 for Class A, B & T and
($1,000 for Class C & M shares)          $1,000 for Class C & M shares

If your balance is below $250, due to    Your account will be charged a fee
redemptions                              and be liquidated; any applicable
                                         CDSC will be deducted, and a check
                                         will be mailed


                            WAIVER OF SALES CHARGES

WAIVER OF CLASS A AND T SALES CHARGES


You will not be assessed a redemption charge for Class A and Class T shares if you sell in the following situations:

o Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, IMI, ISI, any of the sub-advisers or any of their affiliates.
o Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ISI.
o Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.
o "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ISI.

Person eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.

WAIVER OF CLASS B AND CLASS M REDEMPTION CHARGES

You will not be assessed a redemption charge for Class B shares if you sell in the following situations:

o Following the death of the shareholder.

o Following the total disability of the shareholder (as determined by the Social Security Administration-applies only to shares held at the time the disability is determined).
o On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established).
o If you redeem your Class B or Class M shares and reinvest the proceeds in the same class of another fund, the sales charge on the first redemption is waived.
o On withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)


TELEPHONE TRANSACTIONS


The Fund, InterSecurities, Inc. (ISI) and Idex Investor Services, Inc. (IIS) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund, ISI and IIS will employ reasonable procedures to make sure telephone instructions are genuine. In situations where the Fund, ISI or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time. Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX (4339) ) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit electronically to a pre-authorized bank account. No fee is charged.


WIRE TRANSACTIONS


In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339) ) or see the SAI.


REINVESTMENT PRIVILEGE


Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.


STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

                                           IDEX MUTUAL FUNDS/ PROSPECTUS 1999 51

SHARE CERTIFICATES

The majority of shareholders prefer their shares to be recorded on the Fund's books and no certificates issued.


If you would like certificates representing your shares, call or write IDEX Customer Service (1-888-233-(4339))IDEX to request them. You may return share certificates to the Fund for re-deposit at any time. If your share certificates are lost or stolen, notify IDEX Customer Service immediately. There may be a charge for canceling and replacing lost or stolen share certificates. Remember, if you ask for a certificate for your shares, you will not be able to redeem or exchange your shares by telephone. You will have to send your share certificates to the Fund in order to redeem or exchange your shares. Share certificates can be issued with the following limitations:


o no certificates issued for fractional shares
o no certificates issued for less than 30 shares, with the exception of sales or transfers from other funds that have issued you certificates
o no certificates issued for retirement plan accounts with Investors Fiduciary Trust as custodian
o certificates are issued to the owner of the account on file

PERSONAL SECURITIES TRADING

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

/question mark/ DISTRIBUTION AND TAXES


Each of our funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.


TAXES ON DISTRIBUTIONS FROM THE FUNDS

The following summary does not apply to:

o qualified retirement accounts
o tax-exempt investors; or
o exempt-interest distributions from IDEX AEGON Tax Exempt


Fund distributions are taxable to you as ordinary income to the extent they are attributable to the fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the Fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by the fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.


DISTRIBUTIONS FROM IDEX AEGON TAX EXEMPT


IDEX AEGON Tax Exempt expects to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes, whether reinvested or received in cash. However, dividends from the fund may not be entirely tax-exempt and any distributions by the fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the fund may be subject to state and local taxes.


Your annual statements will provide you with information about the exempt-interest dividends you have

52 IDEX Mutual Funds/ Prospectus 1999
received. You must disclose this information on your federal tax return. The statement will also report the amount that relates to private activity bonds which could be subject to the alternative minimum tax (AMT). If you are subject to the AMT, please consult your tax advisor regarding the implications of holding shares in IDEX AEGON Tax Exempt. If you receive Social Security or railroad retirement benefits, please consult your tax advisor and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed. Interest on indebtedness incurred by you to purchase or carry shares of IDEX AEGON Tax Exempt generally will not be deductible for federal income tax purposes.

TAXES ON THE SALE OF SHARES


Any sale or exchange or redemption of Fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax-advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividends that were received with respect to the shares.


If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gains distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.


NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.


OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Funds. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

PREPARING FOR YEAR 2000


The Fund has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of the date of this prospectus, all of the Fund's and the investment adviser's mission-critical systems are Year 2000 compliant and ready. The Plan is continuing as scheduled, as we continue with the validation of our mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, we have undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.


As of the date of this prospectus, the Fund and the investment adviser have identified and made available what they believe are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.


The actions taken by management under the Plan are intended to reduce significantly the Fund's and the investment adviser's risk of a material business interruption based on the Year 2000 issues. Resolving the Year 2000 computer problem is complex and multifaceted. We cannot know conclusively whether a response plan is successful until the Year 2000 arrives (or an earlier date if the systems or equipment address Year 2000 data prior to the Year 2000). In spite of our efforts or results, our ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.


This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

                                          IDEX MUTUAL FUNDS/ PROSPECTUS 1999  53

DISTRIBUTION ARRANGEMENTS

/question mark//dollar sign/ UNDERWRITING AGREEMENT


The Fund has an Underwriting Agreement with ISI, a registered broker/dealer. Under this agreement, ISI underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay ISI fees for its services.


Of the distribution and service fees it receives for Class A and B shares, ISI reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, ISI reallows its entire fee to those sellers.

/dollar sign/ DISTRIBUTION PLANS

DISTRIBUTION OF CLASS A SHARES. ISI receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. ISI also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay ISI a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.


DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay ISI an annual distribution fee of up to 1.00% which includes an annual service fee of 0.25%. Distribution of Class C Shares. For these shares, the funds may pay ISI an annual distribution fee of up to 1.00% which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay ISI an annual distribution fee of up to 1.00% which includes an annual service fee of 0.25%.


DISTRIBUTION OF CLASS M SHARES. The fees paid to ISI for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.


CLASS T SHARES (IDEX JCC GROWTH ONLY). This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.


THE EFFECT OF RULE 12B-1. Because the funds have a 12b-1 Plan, even though Class B and C shares don't carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

54 IDEX MUTUAL FUNDS/ PROSPECTUS 1999

                                  [BLANK PAGE]



IDEX MUTUAL FUNDS/ PROSPECTUS 55

/graph/ FINANCIAL HIGHLIGHTS


                                                     INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                              ---------------------------------------   --------------------------------------------
                                   NET ASSET
                         YEAR OR     VALUE         NET        NET REALIZED              FROM NET      FROM NET
                         PERIOD     BEGINNING   INVESTMENT    & UNREALIZED    TOTAL     INVESTMENT     REALIZED            TOTAL
                          ENDED     OF PERIOD  INCOME (LOSS)   GAIN (LOSS)  OPERATIONS   INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

IDEX ALGER  CLASS A      10/31/98     $18.77      $0.03          $4.02         $4.05       $0.00        ($0.58)           ($0.58)
AGGRESSIVE               10/31/97      15.70       0.05           3.69          3.74        0.00         (0.67)            (0.67)
GROWTH*                  10/31/96(1)   15.75      (0.01)         (0.04)        (0.05)       0.00          0.00              0.00
                          9/30/96(2)   17.68      (0.15)         (0.76)        (0.91)       0.00         (1.02)            (1.02)
                          9/30/95(3)   10.00      (0.14)          7.82          7.68        0.00          0.00              0.00
            ----------------------------------------------------------------------------------------------------------------------
            CLASS B      10/31/98      18.58      (0.09)          4.02          3.93        0.00         (0.58)            (0.58)
                         10/31/97      15.58      (0.02)          3.69          3.67        0.00         (0.67)            (0.67)
                         10/31/96(1)   15.63      (0.01)         (0.04)        (0.05)       0.00          0.00              0.00
                          9/30/96(2)   17.64      (0.23)         (0.76)        (0.99)       0.00         (1.02)            (1.02)
            ----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  10/31/98      18.61      (0.07)          4.02          3.95        0.00         (0.58)            (0.58)
                         10/31/97      15.60      (0.01)          3.69          3.68        0.00         (0.67)            (0.67)
                         10/31/96(1)   15.65      (0.01)         (0.04)        (0.05)       0.00          0.00              0.00
                          9/30/96(2)   17.64      (0.21)         (0.76)        (0.97)       0.00         (1.02)            (1.02)
                          9/30/95(3)   10.00      (0.18)          7.82          7.64        0.00          0.00              0.00
----------------------------------------------------------------------------------------------------------------------------------
IDEX GE/
SCOTTISH    CLASS A      10/31/98(2)   10.57       0.07           0.20          0.27       (0.07)         0.00             (0.07)
EQUITABLE                10/31/97(4)   10.00       0.07           0.50          0.57        0.00          0.00              0.00
INTERNATIONAL
            ----------------------------------------------------------------------------------------------------------------------
            CLASS B      10/31/98(2)   10.52       0.00           0.20          0.20       (0.01)         0.00             (0.01)
                         10/31/97(4)   10.00       0.02           0.50          0.52        0.00          0.00              0.00
            ----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  10/31/98(2)   10.53       0.01           0.20          0.21       (0.02)         0.00             (0.02)
                         10/31/97(4)   10.00       0.03           0.50          0.53        0.00          0.00              0.00
----------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A      10/31/98      15.90       0.01           1.51          1.52        0.00         (0.45)            (0.45)
CAPITAL                  10/31/97      15.49       0.04           0.58          0.62        0.00         (0.21)            (0.21)
APPRECIATION*            10/31/96(1)   15.75      (0.02)         (0.24)        (0.26)       0.00          0.00              0.00
                          9/30/96(2)   13.54      (0.02)          3.12          3.10       (0.07)        (0.82)            (0.89)
                          9/30/95(3)   10.00      (0.03)          3.57          3.54        0.00          0.00              0.00
            ----------------------------------------------------------------------------------------------------------------------
            CLASS B      10/31/98      15.74      (0.08)          1.51          1.43        0.00         (0.45)            (0.45)
                         10/31/97      15.42      (0.05)          0.58          0.53        0.00         (0.21)            (0.21)
                         10/31/96(1)   15.69      (0.03)         (0.24)        (0.27)       0.00          0.00              0.00
                          9/30/96      13.49      (0.10)          3.12          3.02        0.00         (0.82)            (0.82)
            ----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  10/31/98      15.77      (0.07)          1.51          1.44        0.00         (0.45)            (0.45)
                         10/31/97      15.43      (0.03)          0.58          0.55        0.00         (0.21)            (0.21)
                         10/31/96(1)   15.70      (0.03)         (0.24)        (0.27)       0.00          0.00              0.00
                          9/30/96(2)   13.49      (0.08)          3.12          3.04       (0.01)        (0.82)            (0.83)
                          9/30/95(3)   10.00      (0.08)          3.57          3.49        0.00          0.00              0.00
----------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A      10/31/98(2)   23.74       0.08           2.34          2.42        0.00        (2.07)            (2.07)
GLOBAL*                  10/31/97      21.39       0.07           4.38          4.45        0.00        (2.10)            (2.10)
                         10/31/96(1)   21.40      (0.02)          0.01         (0.01)       0.00         0.00              0.00
                          9/30/96      17.73      (0.09)          4.38          4.29        0.00        (0.62)            (0.62)
                          9/30/95      15.93      (0.06)          2.42          2.36        0.00        (0.56)            (0.56)
            CLASS B      10/31/98(2)   23.38      (0.03)          2.34          2.31        0.00        (2.07)            (2.07)
                         10/31/97      21.13      (0.03)          4.38          4.35        0.00        (2.10)            (2.10)
                         10/31/96(1)   21.14      (0.02)          0.01         (0.01)       0.00         0.00              0.00
                          9/30/96      17.57      (0.19)          4.38          4.19        0.00        (0.62)            (0.62)
            CLASS M(11)  10/31/98(2)   23.30      (0.01)          2.34          2.33        0.00        (2.07)            (2.07)
                         10/31/97      21.03      (0.01)          4.38          4.37        0.00        (2.10)            (2.10)
                         10/31/96(1)   21.04      (0.02)          0.01         (0.01)       0.00         0.00              0.00
                          9/30/96      17.46      (0.18)          4.38          4.20        0.00        (0.62)            (0.62)
                          9/30/95      15.74      (0.14)          2.42          2.28        0.00        (0.56)            (0.56)


                            *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64

56 IDEX MUTUAL FUNDS/ PROSPECTUS 1999

                                                      RATIO OF EXPENSES TO AVERAGE NET ASSETS(8)(9)   NET INVESTMENT
                     NET ASSET           NET ASSETS   ---------------------------------------------    INCOME (LOSS)       PORTFOLIO
                   VALUE AT END   TOTAL  AT END OF       EXCLUDING                   INCLUDING          TO AVERAGE         TURNOVER
                     OF PERIOD   RETURN  PERIOD (000'S)  CREDITS        GROSS        CREDITS            NET ASSETS(9)       RATE(10)
------------------------------------------------------------------------------------------------------------------------------------
IDEX ALGER  CLASS A     $22.24    22.48%    $46,413         1.85%        2.18%          1.85%               (1.11)%          142.08%
AGGRESSIVE               18.77    24.71      31,260         1.85         2.44           1.85                (1.07)           120.96
GROWTH*                  15.70   (0.32)      21,938         1.85         2.62           1.85                (1.06)             9.40
                         15.75   (4.91)      22,078         1.85         2.60           1.85                (1.15)           127.49
                         17.68   76.80       16,747         2.85         3.35           2.85                (2.39)            88.28
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B      21.93   22.04       10,564         2.50         2.83           2.50                (1.76)           142.08
                         18.58   24.47        4,880         2.50         3.09           2.50                (1.71)           120.96
                         15.58   (0.32)       1,992         2.50         3.27           2.50                (1.71)             9.40
                         15.63   (5.33)       1,800         2.50         3.25           2.50                (1.80)           127.49
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  21.98   22.11        5,573         2.40         2.73           2.40                (1.66)           142.08
                         18.61   24.50        3,468         2.40         2.99           2.40                (1.62)           120.96
                         15.60   (0.32)       2,129         2.40         3.17           2.40                (1.62)             9.40
                         15.65   (5.22)       2,250         2.40         3.15           2.40                (1.70)           127.49
                         17.64   76.40        1,736         3.40         3.91           3.40                (2.94)            88.28
            -----------------------------------------------------------------------------------------------------------------------
IDEX GE/    CLASS A      10.77    2.58        4,981         2.03         4.22           2.03                (0.21)            50.01
EQUITABLE                10.57    5.70        3,076         1.70         8.93           1.70                 0.19             21.85
INTERNATIONAL
EQUITY*     -----------------------------------------------------------------------------------------------------------------------
            CLASS B      10.71    1.89        1,198         2.68         4.87           2.68                (0.86)            50.01
                         10.52    5.20          589         2.35         9.58           2.35                (0.45)            21.85
            -----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  10.72    1.99          397         2.58         4.77           2.58                (0.76)            50.01
                         10.53    5.30          399         2.25         9.48           2.25                (0.35)            21.85
-----------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A      16.97    9.87       23,798         1.85         2.24           1.85                (1.37)           136.59
CAPITAL                  15.90    4.09       20,605         1.85         2.66           1.85                (1.27)           130.48
APPRECIATION*            15.49   (1.59)      19,350         1.85         2.48           1.85                (1.41)            10.11
                         15.75   24.35       18,713         1.85         2.72           1.85                (0.35)           160.72
                         13.54   35.40        6,241         2.90         4.17           2.85                 0.75            262.97
            -----------------------------------------------------------------------------------------------------------------------
            CLASS B      16.72    9.35        3,734         2.50         2.89           2.50                (2.02)           136.59
                         15.74    3.56        2,866         2.50         3.31           2.50                (1.92)           130.48
                         15.42   (1.66)       2,132         2.50         3.13           2.50                (2.06)            10.11
                         15.69   23.63        2,022         2.50         3.37           2.50                (1.00)           160.72
            -----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  16.76    9.43        1,382         2.40         2.79           2.40                (1.92)           136.59
                         15.77    3.64        1,751         2.40         3.21           2.40                (1.82)           130.48
                         15.43   (1.66)       2,243         2.40         3.03           2.40                (1.96)            10.11
                         15.70   23.81        2,369         2.40         3.27           2.40                (0.90)           160.72
                         13.49   34.90        2,565         3.45         4.72           3.40                 0.20            262.97
-----------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A      24.09   11.30      296,450         1.82         0.00           1.82                (0.45)            87.68
GLOBAL*                  23.74   22.72      218,681         1.91         0.00           1.91                (0.50)            91.02
                         21.39   (0.05)     135,837         2.08         0.00           2.07                (1.15)             2.59
                         21.40   25.04      131,347         2.09         0.00           2.06                (0.67)            97.94
                         17.73   15.47       89,397         2.10         0.00           1.97                (0.43)           161.48
            -----------------------------------------------------------------------------------------------------------------------
            CLASS B      23.62   10.93      110,630         2.47         0.00           2.47                (1.10)            87.68
                         23.38   22.53       43,951         2.56         0.00           2.56                (1.15)            91.02
                         21.13   (0.05)       5,966         2.73         0.00           2.72                (1.80)             2.59
                         21.14   24.70        5,000         2.74         0.00           2.71                (1.32)            97.94
            -----------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  23.56   11.08       63,552         2.37         0.00           2.37                (1.00)            87.68
                         23.30   22.72       27,210         2.46         0.00           2.46                (1.05)            91.02
                         21.03   (0.05)       8,624         2.63         0.00           2.62                (1.70)             2.59
                         21.04   24.91        8,081         2.64         0.00           2.61                (1.22)            97.94
                         17.46   15.14        3,567         2.65         0.00           2.52                (0.98)           161.48


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU TO UNDERSTAND EACH FUND'S PERFORMANCE FOR AS LONG AS IT HAS BEEN OPERATING, OR FOR FIVE YEARS, WHICHEVER IS SHORTER. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND FOR THE PERIOD SHOWN, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE TO YOU UPON REQUEST.


                            *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64

                                          57  IDEX MUTUAL FUNDS/ PROSPECTUS 1999


                                                     INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                              ---------------------------------------   --------------------------------------------
                                   NET ASSET
                         YEAR OR     VALUE         NET        NET REALIZED              FROM NET      FROM NET
                         PERIOD     BEGINNING   INVESTMENT    & UNREALIZED    TOTAL     INVESTMENT     REALIZED            TOTAL
                          ENDED     OF PERIOD  INCOME (LOSS)   GAIN (LOSS)  OPERATIONS   INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A     10/31/98       $25.04      ($0.02)         $7.64       $7.62      $0.00         ($3.31)            ($3.31)
GROWTH*                 10/31/97        21.97       (0.02)          3.56        3.54       0.00          (0.47)             (0.47)
                        10/31/96(1)     22.21        0.00          (0.24)      (0.24)      0.00           0.00               0.00
                         9/30/96        22.84       (0.11)          4.66        4.55       0.00          (5.18)             (5.18)
                         9/30/95        16.78       (0.05)          6.18        6.13       0.00          (0.07)             (0.07)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        24.55       (0.25)          7.64        7.39       0.00          (3.31)             (3.31)
                        10/31/97        21.60       (0.14)          3.56        3.42       0.00          (0.47)             (0.47)
                        10/31/96(1)     21.85       (0.01)         (0.24)      (0.25)      0.00           0.00               0.00
                         9/30/96        22.64       (0.27)          4.66        4.39       0.00          (5.18)             (5.18)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98        24.62       (0.21)          7.64        7.43       0.00          (3.31)             (3.31)
                        10/31/97        21.65       (0.12)          3.56        3.44       0.00          (0.47)             (0.47)
                        10/31/96(1)     21.91       (0.02)         (0.24)      (0.26)      0.00           0.00               0.00
                         9/30/96        22.64       (0.21)          4.66        4.45       0.00          (5.18)             (5.18)
                         9/30/95        16.68       (0.15)          6.18        6.03       0.00          (0.07)             (0.07)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS T     10/31/98(2)     25.31        0.13           7.64        7.77      (0.03)         (3.31)             (3.34)
                        10/31/97        22.17        0.05           3.56        3.61       0.00          (0.47)             (0.47)
                        10/31/96(3)     22.41        0.00          (0.24)      (0.24)      0.00           0.00               0.00
                         9/30/96(5)     22.23        0.00           0.18        0.18       0.00           0.00               0.00
------------------------------------------------------------------------------------------------------------------------------------
IDEX        CLASS A     10/31/98        12.90        0.03          (1.84)      (1.81)      0.00          (0.95)             (0.95)
C.A.S.E.*               10/31/97(2)     10.56       (0.01)          2.86        2.85      (0.51)          0.00              (0.51)
GROWTH                  10/31/96(1)     10.46       (0.07)          0.17        0.10       0.00           0.00               0.00
                         9/30/96(6)     10.00        0.61          (0.15)       0.46       0.00           0.00               0.00
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        12.85       (0.04)         (1.84)      (1.88)      0.00          (0.95)             (0.95)
                        10/31/97(2)     10.51       (0.07)          2.86        2.79      (0.45)          0.00              (0.45)
                        10/31/96(1)     10.41       (0.07)          0.17        0.10       0.00           0.00               0.00
                         9/30/96(6)     10.00        0.56          (0.15)       0.41       0.00           0.00               0.00
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98        12.86       (0.03)         (1.84)      (1.87)      0.00          (0.95)             (0.95)
                        10/31/97(2)     10.52       (0.06)          2.86        2.80      (0.46)          0.00              (0.46)
                        10/31/96(1)     10.42       (0.07)          0.17        0.10       0.00           0.00               0.00
                         9/30/96(6)     10.00        0.57          (0.15)       0.42       0.00           0.00               0.00
------------------------------------------------------------------------------------------------------------------------------------
IDEX NWQ    CLASS A     10/31/98        11.71        0.03          (0.61)      (0.58)      0.00          (0.04)             (0.04)
VALUE EQUITY*           10/31/97(4)     10.00        0.02           1.69        1.71       0.00           0.00               0.00
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        11.67       (0.04)         (0.61)      (0.65)      0.00          (0.04)             (0.04)
                        10/31/97(4)     10.00       (0.02)          1.69        1.67       0.00           0.00               0.00
            -----------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98        11.67       (0.02)         (0.61)      (0.63)      0.00          (0.04)             (0.04)
                        10/31/97(4)     10.00       (0.02)          1.69        1.67       0.00           0.00               0.00
------------------------------------------------------------------------------------------------------------------------------------
IDEX LKCM   CLASS A     10/31/98        15.91        0.21           0.94        1.15      (0.21)         (0.67)             (0.88)
STRATEGIC               10/31/97        13.43        0.20           2.79        2.99      (0.19)         (0.32)             (0.51)
TOTAL RETURN*           10/31/96(1)     13.27        0.01           0.15        0.16       0.00           0.00               0.00
                         9/30/96        11.74        0.20           1.65        1.85      (0.17)         (0.15)             (0.32)
                         9/30/95(3)     10.00        0.09           1.75        1.84      (0.10)          0.00              (0.10)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        15.89        0.11           0.94        1.05      (0.10)         (0.67)             (0.77)
                        10/31/97        13.42        0.10           2.79        2.89      (0.10)         (0.32)             (0.42)
                        10/31/96(1)     13.27        0.00           0.15        0.15       0.00           0.00               0.00
                         9/30/96        11.73        0.13           1.65        1.78      (0.09)         (0.15)             (0.24)
            ------------------------------------------------------------------------------------------------------------------------
           CLASS M(11)  10/31/98        15.90        0.12           0.94        1.06      (0.12)         (0.67)             (0.79)
                        10/31/97        13.42        0.12           2.79        2.91      (0.11)         (0.32)             (0.43)
                        10/31/96(1)     13.27        0.00           0.15        0.15       0.00           0.00               0.00
                         9/30/96        11.73        0.15           1.65        1.80      (0.11)         (0.15)             (0.26)
                         9/30/95(3)     10.00        0.03           1.75        1.78      (0.05)          0.00              (0.05)
------------------------------------------------------------------------------------------------------------------------------------



              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64


58 IDEX MUTUAL FUNDS/ PROSPECTUS 1999



                                                      RATIO OF EXPENSES TO AVERAGE NET ASSETS(8)(9)   NET INVESTMENT
                     NET ASSET            NET ASSETS  ---------------------------------------------    INCOME (LOSS)       PORTFOLIO
                   VALUE AT END   TOTAL   AT END OF      EXCLUDING                   INCLUDING          TO AVERAGE         TURNOVER
                     OF PERIOD   RETURN  PERIOD (000'S)  CREDITS        GROSS         CREDITS           NET ASSETS(9)       RATE(10)
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A    $29.35     35.21%    $817,749        1.51%        0.00%         1.51%              (0.55)%            27.19%
GROWTH*                 25.04     16.40      614,544        1.61         0.00          1.61               (0.10)             91.52
                        21.97     (1.09)     565,032        1.68         0.00          1.68               (0.13)              9.40
                        22.21     22.41      567,564        1.83         0.00          1.82               (0.22)             57.80
                        22.84     36.70      485,935        1.86         0.00          1.84               (0.26)            123.26
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     28.63     34.96       40,809        2.16         0.00          2.16               (1.20)             27.19
                        24.55     16.11       13,046        2.26         0.00          2.26               (0.75)             91.52
                        21.60     (1.14)       5,242        2.32         0.00          2.32               (0.78)              9.40
                        21.85     21.87        4,536        2.46         0.00          2.45               (0.86)             57.80
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 28.74     35.00       58,265        2.06         0.00          2.06               (1.10)             27.19
                        24.62     16.19       14,295        2.16         0.00          2.16               (0.65)             91.52
                        21.65     (1.19)      11,016        2.23         0.00          2.23               (0.68)              9.40
                        21.91     22.15       11,167        2.34         0.00          2.33               (0.77)             57.80
                        22.64     36.32        5,593        2.41         0.00          2.38               (0.81)            123.26
            ------------------------------------------------------------------------------------------------------------------------
            CLASS T     29.74     35.53      755,770        1.16         0.00          1.16               (0.20)             27.19
                        25.31     16.54      603,129        1.26         0.00          1.26                0.25              91.52
                        22.17     (1.03)     573,884        1.33         0.00          1.33               (0.20)              9.40
                        22.41      0.81      585,505        1.18         0.00          1.17                0.36              57.80
------------------------------------------------------------------------------------------------------------------------------------
IDEX        CLASS A     10.14    (14.83)       4,284        1.85         2.44          1.85               (0.73)            147.01
C.A.S.E.*               12.90     28.31        3,920        1.85         4.62          1.85               (0.34)            183.06
GROWTH                  10.56      0.96        1,675        1.85         6.79          1.84                0.27              20.69
                        10.46      4.60        1,455        2.85         5.89          2.85               10.00             654.49
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10.02    (15.40)       2,460        2.50         3.09          2.50               (1.38)            147.01
                        12.85     27.62        2,436        2.50         5.27          2.50               (0.99)            183.06
                        10.51      0.96        1,159        2.50         7.44          2.49                0.38              20.69
                        10.41      4.10        1,100        3.50         6.54          3.50                9.35             654.49
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10.04    (15.31)         879        2.40         2.99          2.40               (1.28)            147.01
                        12.86     27.73        2,028        2.40         5.17          2.40               (0.89)            183.06
                        10.52      0.96          687        2.40         7.34          2.39                0.28              20.69
                        10.42      4.20          613        3.40         6.44          3.40                9.45             654.49
------------------------------------------------------------------------------------------------------------------------------------
IDEX NWQ    CLASS A     11.09     (4.96)       8,035        1.85         2.51          1.85                0.00              30.43
VALUE EQUITY*           11.71     17.14        5,305        1.50         4.05          1.50                0.38               6.40
           -------------------------------------------------------------------------------------------------------------------------
            CLASS B     10.98     (5.55)       5,020        2.50         3.16          2.50               (0.65)             30.43
                        11.67     16.65        2,850        2.15         4.70          2.15               (0.28)              6.40
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 11.00     (5.46)       2,013        2.40         3.06          2.40               (0.55)             30.43
                        11.67     16.73        1,607        2.05         4.60          2.05               (0.18)              6.40
------------------------------------------------------------------------------------------------------------------------------------
IDEX LKCM   CLASS A     16.18      7.43       32,055        1.85         1.92          1.85                1.30              32.12
STRATEGIC               15.91     22.80       21,629        1.85         2.28          1.85                1.41              51.44
TOTAL                   13.43      1.20       11,744        1.85         2.76          1.82                1.47               5.50
RETURN*                 13.27     16.00       11,314        1.85         2.79          1.79                1.67              40.58
                        11.74     18.43        5,167        2.99         4.57          2.85                0.85              34.67
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     16.17      6.74        9,789        2.50         2.57          2.50                0.65              32.12
                        15.89     22.03        4,698        2.50         2.93          2.50                0.76              51.44
                        13.42      1.13        1,684        2.50         3.40          2.47                0.82               5.50
                        13.27     15.38        1,537        2.50         3.44          2.44                1.02              40.58
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 16.17      6.85        6,977        2.40         2.47          2.40                0.75              32.12
                        15.90     22.15        4,332        2.40         2.83          2.40                0.86              51.44
                        13.42      1.13        1,792        2.40         3.30          2.37                0.92               5.50
                        13.27     15.49        1,728        2.40         3.34          2.34                1.12              40.58
                        11.73     17.95          281        3.54         5.12          3.40                0.30              34.67
------------------------------------------------------------------------------------------------------------------------------------



              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64


                                           IDEX Mutual Funds/ Prospectus 1999 59


                                                     INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                              ---------------------------------------   --------------------------------------------
                                   NET ASSET
                         YEAR OR     VALUE         NET        NET REALIZED              FROM NET      FROM NET
                         PERIOD     BEGINNING   INVESTMENT    & UNREALIZED    TOTAL     INVESTMENT     REALIZED            TOTAL
                          ENDED     OF PERIOD  INCOME (LOSS)   GAIN (LOSS)  OPERATIONS   INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IDEX DEAN   CLASS A     10/31/98       $13.19       $0.22          $0.67       $0.89      $(0.21)       $(0.73)            $(0.94)
ASSET                   10/31/97        11.19        0.19           2.02        2.21       (0.17)        (0.04)             (0.21)
ALLOCATION*             10/31/96(1)     11.03        0.02           0.14        0.16        0.00          0.00               0.00
                         9/30/96        10.00        0.08           1.03        1.11       (0.08)         0.00              (0.08)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        13.18        0.14           0.67        0.81       (0.13)        (0.73)             (0.86)
                        10/31/97        11.18        0.11           2.02        2.13       (0.09)        (0.04)             (0.13)
                        10/31/96(1)     11.02        0.02           0.14        0.16        0.00          0.00               0.00
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98        13.18        0.15           0.67        0.82       (0.14)        (0.73)             (0.87)
                        10/31/97        11.18        0.12           2.02        2.14       (0.10)        (0.04)             (0.14)
                        10/31/96(1)     11.03        0.01           0.14        0.15        0.00          0.00               0.00
                         9/30/96        10.00        0.02           1.03        1.05       (0.02)         0.00              (0.02)
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A 10/31/98            14.34        0.15           1.76        1.91       (0.15)        (1.35)             (1.50)
BALANCED*               10/31/97        13.58        0.19           2.52        2.71       (0.20)        (1.75)             (1.95)
                        10/31/96(1)     13.47        0.01           0.10        0.11        0.00          0.00               0.00
                         9/30/96        11.47        0.24           2.25        2.49       (0.21)        (0.28)             (0.49)
                         9/30/95(3)     10.00        0.05           1.47        1.52       (0.05)         0.00              (0.05)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98        14.33        0.06           1.76        1.82       (0.06)        (1.35)             (1.41)
                        10/31/97        13.56        0.12           2.52        2.64       (0.12)        (1.75)             (1.87)
                        10/31/96(3)     13.46        0.00           0.10        0.10        0.00          0.00               0.00
                         9/30/96        11.47        0.15           2.25        2.40       (0.13)        (0.28)             (0.41)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98        14.33        0.07           1.76        1.83       (0.07)        (1.35)             (1.42)
                        10/31/97        13.57        0.12           2.52        2.64       (0.13)        (1.75)             (1.88)
                        10/31/96(1)     13.46        0.01           0.10        0.11        0.00          0.00               0.00
                         9/30/96        11.47        0.16           2.25        2.41       (0.14)        (0.28)             (0.42)
                         9/30/95(3)     10.00        0.01           1.47        1.48       (0.01)         0.00              (0.01)
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A     10/31/98         9.75        0.61           0.10        0.71       (0.62)         0.00              (0.62)
FLEXIBLE                10/31/97         9.33        0.61           0.42        1.03       (0.61)         0.00              (0.61)
INCOME*                 10/31/96(1)      9.19        0.05           0.14        0.19       (0.05)         0.00              (0.05)
                         9/30/96         9.17        0.60           0.00        0.60       (0.58)         0.00              (0.58)
                         9/30/95         8.83        0.61           0.37        0.98       (0.64)         0.00              (0.64)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10/31/98         9.75        0.54           0.10        0.64       (0.56)         0.00              (0.56)
                        10/31/97         9.32        0.56           0.42        0.98       (0.55)         0.00              (0.55)
                        10/31/96(1)      9.18        0.05           0.14        0.19       (0.05)         0.00              (0.05)
                         9/30/96         9.17        0.53           0.00        0.53       (0.52)         0.00              (0.52)
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10/31/98         9.75        0.56           0.10        0.66       (0.57)         0.00              (0.57)
                        10/31/97         9.32        0.57           0.42        0.99       (0.56)         0.00              (0.56)
                        10/31/96(1)      9.18        0.05           0.14        0.19       (0.05)         0.00              (0.05)
                         9/30/96         9.17        0.54           0.00        0.54       (0.53)         0.00              (0.53)
                         9/30/95         8.83        0.56           0.37        0.93       (0.59)         0.00              (0.59)
------------------------------------------------------------------------------------------------------------------------------------




              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64


60 IDEX MUTUAL FUNDS/ PROSPECTUS 1999



                                                      RATIO OF EXPENSES TO AVERAGE NET ASSETS(8)(9)   NET INVESTMENT
                     NET ASSET            NET ASSETS  ---------------------------------------------    INCOME (LOSS)       PORTFOLIO
                   VALUE AT END   TOTAL   AT END OF      EXCLUDING                   INCLUDING          TO AVERAGE         TURNOVER
                     OF PERIOD   RETURN  PERIOD (000'S)  CREDITS        GROSS         CREDITS           NET ASSETS(9)       RATE(10)
------------------------------------------------------------------------------------------------------------------------------------
IDEX DEAN   CLASS A    $13.14     7.25%       $15,747       1.85%        1.87%          1.85%                1.82%            55.45%
ASSET                   13.19    19.84         12,291       1.85         2.30           1.85                 1.57             71.63
ALLOCATION*             11.19     1.45          8,396       1.85         2.65           1.85                 1.26              2.38
                        11.03    11.07          7,401       2.85         3.20           2.85                 0.72             56.22
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     13.13     6.56         14,679       2.50         2.52           2.50                 1.17             55.45
                        13.18    19.08          9,747       2.50         2.95           2.50                 0.92             71.63
                        11.18     1.45          5,013       2.50         3.30           2.50                 0.61              2.38
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 13.13     6.67          7,342       2.40         2.42           2.40                 1.27             55.45
                        13.18    19.20          5,088       2.40         2.85           2.40                 1.02             71.63
                        11.18     1.36          4,758       2.40         3.20           2.40                 0.71              2.38
                        11.03    10.50          4,641       3.40         3.75           3.40                 0.17             56.22
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A     14.75    14.69         22,995       1.85         2.04           1.85                 1.12             61.50
                        14.34    22.96         13,414       1.85         2.88           1.85                 1.29            127.08
                        13.58     0.81          8,402       1.85         3.44           1.85                 1.84              9.08
                        13.47    22.12          8,056       1.85         3.11           1.85                 1.87            175.78
                        11.47    15.27          3,670       2.92         4.48           2.85                 0.56             82.48
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     14.74    13.97         11,916       2.50         2.69           2.50                 0.47             61.50
                        14.33    22.19          2,583       2.50         3.53           2.50                 0.64            127.08
                        13.56     0.74            878       2.50         4.09           2.50                 1.18              9.08
                        13.46    21.38            687       2.50         3.76           2.50                 1.22            175.78
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 14.74    14.08          4,897       2.40         2.59           2.40                 0.57             61.50
                        14.33    22.31          1,561       2.40         3.43           2.40                 0.74            127.08
                        13.57     0.81            967       2.40         3.99           2.40                 1.28              9.08
                        13.46    21.49            943       2.40         3.66           2.40                 1.32            175.78
                        11.47    14.77          3,365       3.47         5.03           3.40                 0.01             82.48
------------------------------------------------------------------------------------------------------------------------------------
IDEX JCC    CLASS A      9.84     7.43         14,970       1.83         0.00           1.83                 6.22             90.63
FLEXIBLE                 9.75    11.53         15,532       1.85         2.40           1.85                 6.41            135.53
INCOME*                  9.33     2.08         17,001       1.85         2.98           1.85                 6.15             16.16
                         9.19     6.73         17,065       1.85         2.07           1.85                 6.46            135.38
                         9.17    11.57         19,786       1.87         1.94           1.85                 7.03            149.58
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B      9.83     6.74          2,387       2.48         0.00           2.48                 5.57             90.63
                         9.75    10.79            746       2.50         3.05           2.50                 5.76            135.53
                         9.32     2.04            522       2.50         3.63           2.50                 5.50             16.16
                         9.18     5.94            494       2.50         2.72           2.50                 5.81            135.38
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11)  9.84     6.84          2,207       2.38         0.00           2.38                 5.67             90.63
                         9.75    10.91            928       2.40         2.95           2.40                 5.86            135.53
                         9.32     2.04            846       2.40         3.53           2.40                 5.60             16.16
                         9.18     6.03            883       2.40         2.62           2.40                 5.91            135.38
                         9.17    10.95            558       2.42         2.49           2.40                 6.48            149.58
------------------------------------------------------------------------------------------------------------------------------------



              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64


                                           IDEX MUTUAL FUNDS/ PROSPECTUS 1999 61


                                                     INVESTMENT OPERATIONS                            DISTRIBUTIONS
                                              ---------------------------------------   --------------------------------------------
                                   NET ASSET
                         YEAR OR     VALUE         NET        NET REALIZED              FROM NET      FROM NET
                         PERIOD     BEGINNING   INVESTMENT    & UNREALIZED    TOTAL     INVESTMENT     REALIZED            TOTAL
                          ENDED     OF PERIOD  INCOME (LOSS)   GAIN (LOSS)  OPERATIONS   INCOME      CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IDEX AEGON  CLASS A     10/31/98     $10.96       $0.69        $(0.30)     $0.39          $(0.70)        $(0.22)            $(0.92)
INCOME PLUS*            10/31/97      10.61        0.76          0.44       1.20           (0.75)         (0.10)             (0.85)
                        10/31/96(1)   10.41        0.04          0.22       0.26           (0.06)          0.00              (0.06)
                         9/30/96      10.36        0.72          0.04       0.76           (0.71)          0.00              (0.71)
                         9/30/95       9.75        0.75          0.71       1.46           (0.75)         (0.10)             (0.85)
            CLASS B     10/31/98      10.96        0.61         (0.30)      0.31           (0.63)         (0.22)             (0.85)
                        10/31/97      10.61        0.69          0.44       1.13           (0.68)         (0.10)             (0.78)
                        10/31/96(1)   10.40        0.05          0.22       0.27           (0.06)          0.00              (0.06)
                         9/30/96      10.35        0.65          0.04       0.69           (0.64)          0.00              (0.64)
            CLASS M(11) 10/31/98      10.96        0.62         (0.30)      0.32           (0.64)         (0.22)             (0.86)
                        10/31/97      10.61        0.70          0.44       1.14           (0.69)         (0.10)             (0.79)
                        10/31/96(1)   10.40        0.05          0.22       0.27           (0.06)          0.00              (0.06)
                         9/30/96      10.35        0.66          0.04       0.70           (0.65)          0.00              (0.65)
                         9/30/95       9.74        0.69          0.71       1.40           (0.69)         (0.10)             (0.79)
------------------------------------------------------------------------------------------------------------------------------------
IDEX AEGON  CLASS A     10/31/98      11.75        0.48          0.34       0.82           (0.48)         (0.15)             (0.63)
TAX EXEMPT*             10/31/97      11.40        0.53          0.43       0.96           (0.53)         (0.08)             (0.61)
                        10/31/96(1)   11.36        0.05          0.04       0.09           (0.05)          0.00              (0.05)
                         9/30/96      11.34        0.55          0.10       0.65           (0.56)         (0.07)             (0.63)
                         9/30/95      11.10        0.55          0.29       0.84           (0.56)         (0.04)             (0.60)
            Class B     10/31/98      11.74        0.41          0.34       0.75           (0.40)         (0.15)             (0.55)
                        10/31/97      11.40        0.44          0.43       0.87           (0.45)         (0.08)             (0.53)
                        10/31/96(1)   11.36        0.04          0.04       0.08           (0.04)          0.00              (0.04)
                         9/30/96      11.34        0.48          0.10       0.58           (0.49)         (0.07)             (0.56)
            CLASS M(11) 10/31/98      11.75        0.45          0.34       0.79           (0.45)         (0.15)             (0.60)
                        10/31/97      11.40        0.50          0.43       0.93           (0.50)         (0.08)             (0.58)
                        10/31/96(1)   11.36        0.04          0.04       0.08           (0.04)          0.00              (0.04)
                         9/30/96      11.34        0.52          0.10       0.62           (0.53)         (0.07)             (0.60)
                         9/30/95      11.10        0.52          0.29       0.81           (0.53)         (0.04)             (0.57)

-----------------------------------------------------------------------------------------------------------------------------------

              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64

62 IDEX MUTUAL FUNDS/PROSPECTUS 1999




                                                      RATIO OF EXPENSES TO AVERAGE NET ASSETS(8)(9)   NET INVESTMENT
                     NET ASSET            NET ASSETS  ---------------------------------------------    INCOME (LOSS)       PORTFOLIO
                   VALUE AT END   TOTAL   AT END OF      EXCLUDING                   INCLUDING          TO AVERAGE         TURNOVER
                     OF PERIOD   RETURN  PERIOD (000'S)  CREDITS        GROSS         CREDITS           NET ASSETS(9)       RATE(10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IDEX AEGON  CLASS A    $10.43     3.54%       $63,494       1.24%        0.00%          1.24%                6.38%            53.09%
INCOME                  10.96    11.86         65,612       1.27         0.00           1.27                 7.14             62.28
PLUS*                   10.61     2.53         66,285       1.33         0.00           1.32                 5.60              1.58
                        10.41     7.64         65,252       1.33         0.00           1.31                 6.89             65.96
                        10.36    15.85         68,746       1.29         0.00           1.26                 7.53             25.07
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     10.42     2.87          5,041       1.89         0.00           1.89                 5.73             53.09
                        10.96    11.10          1,761       1.92         0.00           1.92                 6.49             62.28
                        10.61     2.59            804       1.98         0.00           1.97                 4.95              1.58
                        10.40     6.95            774       1.98         0.00           1.96                 6.24             65.96
             -----------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 10.42     2.97          4,073       1.79         0.00           1.79                 5.83             53.09
                        10.96    11.22          3,480       1.82         0.00           1.82                 6.59             62.28
                        10.61     2.59          2,781       1.88         0.00           1.87                 5.05              1.58
                        10.40     7.05          2,684       1.88         0.00           1.86                 6.34             65.96
                        10.35    15.08          1,980       1.84         0.00           1.81                 6.98             25.07
------------------------------------------------------------------------------------------------------------------------------------
IDEX AEGON  CLASS A     11.94     7.19         22,313       1.23         1.27           1.23                 4.08             42.42
TAX EXEMPT*             11.75     8.68         23,320       1.00         1.63           1.00                 4.60             71.29
                        11.40     0.76         24,439       1.00         1.89           1.00                 4.60              3.79
                        11.36     5.89         24,708       1.00         1.46           1.00                 4.88             71.05
                        11.34     7.75         27,401       1.02         1.35           1.00                 4.83            126.48
            ------------------------------------------------------------------------------------------------------------------------
            CLASS B     11.94     6.50            654       1.88         1.92           1.88                 3.43             42.42
                        11.74     7.93            377       1.65         2.28           1.65                 3.95             71.29
                        11.40     0.71            198       1.65         2.54           1.65                 3.94              3.79
                        11.36     5.21            189       1.65         2.11           1.65                 4.23             71.05
            ------------------------------------------------------------------------------------------------------------------------
            CLASS M(11) 11.94     6.92          1,607       1.48         1.52           1.48                 3.83             42.42
                        11.75     8.39            921       1.25         1.88           1.25                 4.35             71.29
                        11.40     0.74            939       1.25         2.14           1.25                 4.34              3.79
                        11.36     5.63            907       1.25         1.71           1.25                 4.63             71.05
                        11.34     7.48            454       1.27         1.60           1.25                 4.58            126.48
------------------------------------------------------------------------------------------------------------------------------------




              *PLEASE SEE NOTES TO FINANCIAL HIGHLIGHTS ON PAGE 64


                                           IDEX MUTUAL FUNDS/ PROSPECTUS 1999 63

Notes to Financial Highlights

(1) For the month ended October 31, 1996. On October 1, 1996, each fund changed its fiscal year end from September 30 to October 31.

(2) Distributions from net realized capital gains include distributions in excess of current net realized capital gains for the IDEX Alger Aggressive Growth Classes A, B and M, for the period ended 9/30/96, in the amount of $1.02 and for the IDEX JCC Global Classes A, B and M, for the period ended 10/31/98 in the amount of $0.17. Dividends from net investment income include distributions in excess of current net investment income for the IDEX GE/Scottish Equitable International Equity Classes A, B and M, for the period ended 10/31/98 in the amount of $0.06, $0.01 and $0.02, respectively and for the IDEX JCC Capital Appreciation Classes A and M, for the period ended 9/30/96 in the amount of $.01 and for the IDEX JCC Growth Class T for the period ended 10/31/98 in the amount of $0.03 and for the IDEX C.A.S.E. Growth Classes A, B and M, for the period ended 10/31/97 in the amount of $.08.

(3) From commencement of investment operations, December 2, 1994.

(4) From commencement of investment operations, February 1, 1997.

(5) From commencement of investment operations, September 20, 1996.

(6) From commencement of investment operations, February 1, 1996.

(7) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase for Class A or Class T Shares. Periods of less than one year are not annualized.

(8) Ratio of expenses to average net assets shows:

    Excluding Credits (total expenses less fee waivers and reimbursements by the investment adviser).

    Gross (total expenses not taking into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any), including Credits (expenses less fee waivers and reimbursements by the investment adviser and reduced by affiliated brokerage and custody earnings credits, if any).

(9) Periods of less than one year are annualized. The ratio of Net Investment Income (Loss) to Average Net Assets is based upon Net Investment Income
    (Loss) prior to certain reclassifications as discussed in Note 1 of the Notes to the Financial Statements.

(10) Periods of less than one year are not annualized.


(11) All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999 a new Class C share is being offered by the Fund. No information is included for the new Class C share as it was not in existence as of 10/31/98.

                                                ADDITIONAL INFORMATION about
                                                these Funds is contained in the
                                                Statement of Additional
                                                Information, dated March 1,
                                                1999, and the Annual Report,
                                                dated October 31, 1998, which
                                                are incorporated by reference
                                                into this prospectus.Other
                                                information about these Funds
                                                has been filed with and is
                                                available from the U.S.
                                                Securities and Exchange
                                                Commission. Information about
                                                the Funds (including the
                                                Statement of Additional
                                                Information) can be reviewed and
                                                copied at the Securities and
                                                Exchange Commission's Public
                                                Reference Room in Washington,
                                                D.C. Information on the
                                                operation of the public
                                                reference room may be obtained
                                                by calling the Commission at
                                                1-800-SEC-0330. Copies of this
                                                information may be obtained,
                                                upon payment of a duplicating
                                                fee, by writing the Public
                                                Reference Section of the
                                                Commission, Washington, D.C.
                                                20549-6009. Reports and other
                                                information about the Funds are
                                                also available on the
                                                Commission's Internet site at
                                                http://www.sec.gov. For more
                                                information about these Funds,
                                                you may obtain a copy of the
                                                Statement of Additional
                                                Information or the Annual and
                                                Semi-Annual Reports, without
                                                charge, or to make other
                                                inquiries about these Funds,
                                                call or write to IDEX Mutual
                                                Funds at the phone number or
                                                address at the bottom of this
                                                page.



                                                                 [LOGO]



          P.O. Box 9015 /diamond/ Clearwater, FL /diamond/ 33758-9015
                     Customer Service 1-888-233-IDEX (4339)
                  Principal Underwriter: InterSecurities, Inc.
                               File No. 811-4556
                               www.idexfunds.com


1999 InterSecurities, Inc.                                        ID00835-11/99

                               IDEX MUTUAL FUNDS


                                IDEX JCC GROWTH
                                IDEX JCC GLOBAL
                               IDEX JCC BALANCED
                         IDEX JCC CAPITAL APPRECIATION
                           IDEX JCC FLEXIBLE INCOME
                      IDEX T. ROWE PRICE DIVIDEND GROWTH
                         IDEX T. ROWE PRICE SMALL CAP
                           IDEX GOLDMAN SACHS GROWTH
                             IDEX SALOMON ALL CAP
                         IDEX ALGER AGGRESSIVE GROWTH
                      IDEX PILGRIM BAXTER MID CAP GROWTH
                            IDEX AEGON INCOME PLUS
                             IDEX AEGON TAX EXEMPT
                IDEX GE/SCOTTISH EQUITABLE INTERNATIONAL EQUITY
                          IDEX DEAN ASSET ALLOCATION
                       IDEX LKCM STRATEGIC TOTAL RETURN
                             IDEX NWQ VALUE EQUITY
                             IDEX C.A.S.E. GROWTH


                      STATEMENT OF ADDITIONAL INFORMATION


                               NOVEMBER 1, 1999


                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                         St. Petersburg, Florida 33716
                  Customer Service (888) 233-4339 (toll free)


The funds listed above are series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). All funds, other than the IDEX JCC Capital Appreciation and IDEX Salomon All Cap, are diversified.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Fund's prospectus dated November 1, 1999 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report to shareholders is incorporated by reference into this SAI.

                               TABLE OF CONTENTS


                                                                                         Page
                                                                                        -----
INVESTMENT OBJECTIVES ...............................................................     1

Investment Restrictions, Policies and Practices .....................................     1
 Investment Restrictions of IDEX JCC Growth and IDEX JCC Flexible Income ............     1
 Investment Restrictions of IDEX JCC Global .........................................     2
 Investment Restrictions of IDEX JCC Capital Appreciation and IDEX JCC Balanced .....     3
 Investment Restrictions of IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price
   Dividend Growth ..................................................................     5
 Investment Restrictions of IDEX Goldman Sachs Growth ...............................     6
 Investment Restrictions of IDEX Salomon All Cap ....................................     7
 Investment Restrictions of IDEX Alger Aggressive Growth ............................     7
 Investment Restrictions of IDEX Pilgrim Baxter Mid Cap Growth ......................     8
 Investment Restrictions of IDEX AEGON Income Plus ..................................     9
 Investment Restrictions of IDEX AEGON Tax Exempt ...................................    10
 Investment Restrictions of IDEX GE/Scottish Equitable International Equity .........    12
 Investment Restrictions of IDEX Dean Asset Allocation ..............................    13
 Investment Restrictions of IDEX LKCM Strategic Total Return ........................    14
 Investment Restrictions of IDEX NWQ Value Equity ...................................    15
 Investment Restrictions of IDEX C.A.S.E. Growth ....................................    16

OTHER POLICIES AND PRACTICES OF THE FUND ............................................    18
 Futures, Options and Other Derivative Instruments ..................................    18
  Futures Contracts .................................................................    18
  Options on Futures Contracts ......................................................    20
  Options on Securities .............................................................    21
  Options on Foreign Currencies .....................................................    24
  Forward Contracts .................................................................    25
  Swaps and Swap-Related Products ...................................................    26
  Index Options .....................................................................    27
  WEBS and Other Index-Related Securities ...........................................    28
  Euro Instruments ..................................................................    28
  Special Investment Considerations and Risks .......................................    28
  Additional Risks of Options on Foreign Currencies,
    Forward Contracts and Foreign Instruments .......................................    29
 Other Investment Companies .........................................................    29
 When-Issued, Delayed Settlement and Forward Delivery Securities ....................    30
 Zero Coupon, Pay-In-Kind and Step Coupon Securities ................................    30
 Income Producing Securities ........................................................    31
 Lending of Fund Securities .........................................................    31
 Joint Trading Accounts .............................................................    32
 Illiquid Securities ................................................................    32
 Repurchase and Reverse Repurchase Agreements .......................................    32
 Pass-Through Securities ............................................................    33

                                                                                        Page
                                                                                        -----
 High-Yield/High-Risk Bonds .........................................................    34
 Warrants and Rights ................................................................    34
 U.S. Government Securities .........................................................    34
 Money Market Reserves (IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price
   Dividend Growth) .................................................................    35
 Turnover Rate ......................................................................    35
 Investment Advisory and Other Services .............................................    36
DISTRIBUTOR .........................................................................    41
ADMINISTRATIVE SERVICES .............................................................    42
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ......................................    42
FUND TRANSACTIONS AND BROKERAGE .....................................................    43
TRUSTEES AND OFFICERS ...............................................................    45
PURCHASE OF SHARES ..................................................................    48
DEALER REALLOWANCES AND SHARE DISCOUNTS .............................................    48
DISTRIBUTION PLANS ..................................................................    50
DISTRIBUTION FEES ...................................................................    51
NET ASSET VALUE DETERMINATION .......................................................    53
DIVIDENDS AND OTHER DISTRIBUTIONS ...................................................    54
SHAREHOLDER ACCOUNTS ................................................................    54
RETIREMENT PLANS ....................................................................    55
REDEMPTION OF SHARES ................................................................    55
TAXES ...............................................................................    56
PRINCIPAL SHAREHOLDERS ..............................................................    58
MISCELLANEOUS .......................................................................    58
 Organization .......................................................................    58
 Shares of Beneficial Interest ......................................................    59
 Legal Counsel and Auditors .........................................................    59
 Registration Statement .............................................................    59
PERFORMANCE INFORMATION .............................................................    59
FINANCIAL STATEMENTS ................................................................    64
APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST .........................    A-1

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of the IDEX Mutual Funds, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment. A fund will not change its objective without 30 days prior notice to its shareholders, nor will it charge shareholders an exchange fee or redemption fee after such notice and prior to the expiration of such 30-day notice period. However, should a shareholder decide to redeem fund shares because of a change in the objective, the shareholder may realize a taxable gain or loss.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.


INVESTMENT RESTRICTIONS OF IDEX JCC GROWTH AND IDEX JCC FLEXIBLE INCOME (FORMERLY GROWTH PORTFOLIO AND FLEXIBLE INCOME PORTFOLIO)

IDEX JCC Growth and IDEX JCC Flexible Income each may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

As a fundamental policy governing concentration, the fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

Furthermore, each fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) A fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments are not deemed to constitute selling securities short;

      (D) A fund may not purchase securities on margin, except that each fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), or any successor to such Rule, Section 4(2) commercial paper or any securities which the Board of Trustees or the investment sub-adviser, as appropriate, has made a determination of liquidity, as permitted under the 1940 Act;

      (F) A fund may not invest in companies for the purpose of exercising control or management;

      (G) A fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization; and

      (H) A fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the funds may own debt or equity securities of companies engaged in those businesses. In making all investments for IDEX JCC Flexible Income, the sub-adviser will emphasize economic or financial factors or circumstances of the issuer, rather than opportunities for short-term arbitrage.

INVESTMENT RESTRICTIONS OF IDEX JCC GLOBAL
(FORMERLY GLOBAL PORTFOLIO)

IDEX JCC Global may not, as a matter of fundamental policy:

      1. Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if immediately after and as a result of such purchase, the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets;

      2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

      3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not sell securities short, unless it owns or has the right, without the payment of any additional compensation, to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (F) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees have made a determination as to liquidity, as permitted under the 1940 Act; and

      (H) The fund may not invest in companies for the purpose of exercising control or management.

INVESTMENT RESTRICITONS OF IDEX JCC CAPITAL APPRECIATION AND IDEX JCC BALANCED (FORMERLY CAPITAL APPRECIATION PORTFOLIO AND BALANCED PORTFOLIO)

IDEX JCC Capital Appreciation and IDEX JCC Balanced each may not, as a matter of fundamental policy:

      1. With respect to 75% of its total assets in the case of IDEX JCC Balanced, and 50% of its total assets in the case of IDEX JCC Capital Appreciation, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act, if immediately after and as a result of such purchase the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of such fund's total assets or the fund owns more than 10% of the outstanding voting securities of such issuer. With respect to the remaining 50% of the value of its total assets, IDEX JCC Capital Appreciation may invest in the securities of as few as two issuers;

      2. Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities);

      3. Invest directly in real estate or interests in real estate; however, a fund may own debt or equity securities issued by companies engaged in those businesses;

      4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);

      6. Act as underwriter of securities issued by others, except to the extent that a fund may be deemed an underwriter in connection with the disposition of portfolio securities of that fund;

      7. The fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the funds have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) A fund may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such fund's commitments under outstanding futures contracts positions of that fund's would exceed the market value of its total assets;

      (B) A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

      (C) A fund may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;

      (D) A fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (E) A fund may not mortgage or pledge any securities owned or held by a fund in amounts that exceed, in the aggregate, 15% of that fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

      (F) A fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (G) A fund may not purchase any security or enter into a repurchase agreement, if as a result, more than

15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the fund's investment adviser or sub-adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;

      (H) A fund may not invest in companies for the purpose of exercising control or management; and

      (I) With respect to IDEX JCC Balanced only, at least 25% of the total assets of that fund will normally be invested in fixed-income senior securities, which include corporate debt securities and preferred stock.


INVESTMENT RESTRICTIONS OF IDEX T. ROWE PRICE SMALL CAP AND
IDEX T. ROWE PRICE DIVIDEND GROWTH

IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Dividend Growth each may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3 of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3 of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3 limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

      3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into future contracts and options thereon);

      4. Invest more than 25% of the fund's total assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit;

      5. Make loans, although the funds may lend fund securities provided that the aggregate of such loans do not exceed 331/3 of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt;

      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      7. Issue senior securities, except as permitted by the 1940 Act; and

      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

      Furthermore, the funds have adopted the following non-fundamental restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:


      (A) A fund may not purchase additional securities when money borrowed exceeds 5% of its total assets;

      (B) A fund may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

      (C) A fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;

      (D) A fund may not invest in companies for the purpose of exercising control or management;

      (E) A fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

      (F) A fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of fund securities; and
(ii) it may make margin deposits in connection with futures contracts or other permissible investments;

      (G) A fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 331/3 of the fund's total assets at the time of borrowing or investment; and

      (H) A fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF IDEX GOLDMAN SACHS GROWTH

IDEX Goldman Sachs Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Borrow money except (a) the fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 331/3 of its total assets (including the amount borrowed),
(b) the fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of fund securities, (d) the fund may purchase securities on margin to the extent permitted by applicable law and (e) the fund may engage in mortgage dollar rolls which are accounted for as financings;

      3. Purchase or sell physical commodities (but this shall not prevent the fund from investing in currency and financial instruments and contracts that are commodities or commodity contracts);

      4. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      5. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law;

      6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      7. Issue senior securities, except as permitted by the 1940 Act; and

      8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest in companies for the purpose of exercising control or management;

      (B) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;

      (C) The fund may not purchase additional securities when money borrowed exceeds 5% of its total assets; and

      (D) The fund may not make short sales of securities, except short sales "against the box."

INVESTMENT RESTRICTIONS OF IDEX SALOMON ALL CAP

IDEX Salomon All Cap may not, as a matter of fundamental policy:

      1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the fund may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the 1933 Act and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Borrow money, except that the fund may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The fund may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing;

      4. Issue senior securities, except as permitted by the 1940 Act;

      5. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective; and

      6. Make loans, except that the fund may purchase debt obligations in which the fund may invest consistent with its investment objectives and policies or enter into, and make loans of, its portfolio securities, as permitted under the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act;

      (B) The fund may not invest in companies for the purpose of exercising control or management; and

      (C) The fund may not sell securities short.

INVESTMENT RESTRICTIONS OF IDEX ALGER AGGRESSIVE GROWTH
(FORMERLY AGGRESSIVE GROWTH PORTFOLIO )

IDEX Alger Aggressive Growth may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Purchase any securities that would cause more than 25% of the value of the fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities;

      3. Purchase or sell real estate or real estate limited partnerships, except that the fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate;

      4. Invest in commodities, except that the fund may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums;

      5. Make loans to others, except through purchasing qualified debt obligations, lending fund securities or entering into repurchase agreements;

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its fund securities;

      7. Borrow money, except that the fund may borrow from banks for investment purposes as set forth in the prospectus and may also engage in reverse repurchase agreements. Immediately after any borrowing, including reverse repurchase agreements, the fund will maintain asset coverage of not less than 300% with respect to all borrowings; and

      8. Issue senior securities, except that the fund may borrow from banks for investment purposes so long as the fund maintains the required coverage.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the funds without shareholder approval:

      (A) The fund may not sell securities short or purchase securities on margin, except that the fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box";

      (B) The fund may not pledge, hypothecate, mortgage or otherwise encumber more than 15% of the value of the fund's total assets except in connection with borrowings described in number 7 above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis;

      (C) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (E) The fund may not invest in companies for the purpose of exercising control or management; and

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.


INVESTMENT RESTRICTIONS OF IDEX PILGRIM BAXTER MID CAP GROWTH

IDEX Pilgrim Baxter Mid Cap Growth may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the fund's total assets. This borrowing provision is included solely to facilitate the orderly sale of fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the fund's total assets will be repaid before making investments;

      3. Make loans, except that the fund, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the fund's prospectus and this SAI;

      4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the fund from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the fund's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the fund's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The fund (as a matter of operating policy) will utilize only listed futures contracts and options thereon;

      5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security;

      6. Issue senior securities, except as permitted by the 1940 Act; and


      7. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:


      (A) The fund may not invest in companies for the purpose of exercising control;

      (B) The fund may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the fund's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts;

      (C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act; and

      (D) The fund may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

INVESTMENT RESTRICITONS OF IDEX AEGON INCOME PLUS
(FORMERLY INCOME PLUS PORTFOLIO)

IDEX AEGON Income Plus may not, as a matter of fundamental policy:

      1. Borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced within 3 business days to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding;

      2. Pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with paragraph 1 above. Initial margin deposits under interest rate futures contracts, which are made to guarantee the fund's performance under such contracts, shall not be deemed a pledging of fund assets for the purpose of this investment restriction. As a matter of non-fundamental operating policy, in order to permit the sale of shares of the fund under certain state laws, the fund will not pledge its assets in excess of an amount equal to 10% of its net assets unless such state restrictions are changed;

      3. Invest more than 25% of its assets, measured at the time of investment, in a single industry (which term shall not include governments or their political subdivisions), outside the industries of the fund's public utilities portfolio concentration, except that the fund may, for temporary defensive purposes, invest more than 25% of its total assets in the obligations of banks;

      4. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the fund's total net assets may be invested without regard to this 5% limitation and in the case of certificates of deposit, time deposits and bankers' acceptances, up to 25% of total fund assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation;

      5. Invest in mineral leases;

      6. Invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the fund's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days;

      7. Issue senior securities, except to the extent that senior securities may be deemed to arise from bank borrowings and purchases of government securities on a "when-issued" or "delayed delivery" basis, as described in the prospectus;

      8. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase securities directly from the issuers thereof for investment in accordance with the fund's investment objective and policies;

      9. Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell interest rate futures contracts for hedging purposes as set forth in the prospectus;

      10. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. (Initial and maintenance margin deposits and payment with respect to interest rate futures contracts are not considered the purchase of securities on margin);

      11. Purchase or retain the securities of any issuer, if, to the fund's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

      12. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

      13. Make loans, except to the extent the purchase of notes, bonds, bankers' acceptances or other evidence of indebtedness or the entry into repurchase agreements or deposits (including time deposits and certificates of deposit) with banks may be considered loans;

      14. Invest in companies for the purpose of exercising management control;

      15. Invest in oil, gas or other mineral exploration or development programs;

      16. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein; and

      17. Purchase the securities (other than government securities) of any issuer if, as a result, the fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer; for this purpose, all debt obligations of an issuer, and all shares of stock of an issuer other than common stock, are treated as a single class of securities.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) Write or purchase put, call, straddle or spread options, or combinations thereof;

      (B) Invest more than 10% of its net assets in illiquid securities;

      (C) Invest in real estate limited partnerships;

      (D) Invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (E) Purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the fund's net assets, or aggregate margin deposits made by the fund in excess of 5% of the fund's net assets, (b) which are not for hedging purposes only, or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the Commodity Futures Trading Commission ("CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, or (iii) by state securities commissioners or administrators in the states in which the fund's shares have been qualified for public offering.

INVESTMENT RESTRICTIONS OF IDEX AEGON TAX EXEMPT
(FORMERLY TAX-EXEMPT PORTFOLIO)

IDEX AEGON Tax Exempt may not, as a matter of fundamental policy:

      1. Underwrite any issue of securities, except to the extent the fund may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the fund may purchase Municipal Obligations directly from the issuers thereof for investment in accordance with the fund's investment objective and policies;

      2. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided that up to 25% of the fund's total net assets may be invested without regard to this 5% limitation;

      3. Invest in any direct interest in an oil, gas or other mineral exploration or development program;

      4. Purchase securities on margin or sell "short," but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      5. Purchase or hold any real estate or mortgage loans thereon, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein;

      6. Purchase or retain the securities of any issuer, if, to the fund's knowledge, those officers and directors of the manager or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

      7. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

      8. Make loans, except to the extent the purchase of notes, bonds, or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans;

      9. Invest in companies for the purpose of exercising management or control;

      10. Write, purchase or sell put, call, straddle or spread options, except for hedging purposes only, in accordance with such non-fundamental policies that the Board of Trustees may from time to time adopt;

      11. Purchase or sell commodities or commodity contracts; and

      12. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding one-third of the current value of the fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed at the time the borrowing is made). For purposes of this limitation, reverse repurchase agreements would not constitute borrowings.

As a fundamental policy governing concentration, the fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.

Furthermore, the fund has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not invest more than 10% of its net assets in illiquid securities;

      (B) The fund may not invest in oil, gas or mineral leases;

      (C) The fund may not invest in real estate limited partnerships; and

      (D) For hedging purposes only, the fund may adopt policies permitting:

          (1) the purchase and sale of interest rate futures contracts, the purchase of put and call options thereon, and the writing of covered call or secured put options thereon, not involving delivery or purchase obligations in excess of 30% of the fund's net assets, and

          (2) the purchase of put and call options related to portfolio securities and securities to be purchased for the fund, the writing of secured put and covered call options, and the entering into of closing purchase transactions with respect to such options, where such transactions will not involve futures contract margin deposits and premiums on option purchases which, in the aggregate, exceed 5% of the fund's net assets, in the judgment of the sub-adviser are economically appropriate to the reduction of risks inherent in the ongoing management of the fund, and are executed under custodial, reserve and other arrangements consistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission ("SEC") for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the Commodity Futures Trading Commission (the "CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, and (iii) by state securities commissioners or administrators in the states in which the fund's shares have been qualified for public offering.

The fund does not intend in the foreseeable future to adopt the foregoing investment policies to permit trading in interest rate futures contracts, options thereon, and options on portfolio securities.

As a matter of fundamental policy, the fund will invest 80% of its assets in tax exempt securities that are not subject to alternate minimum tax. Except with respect to borrowing money, if a percentage limitation set forth above is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of the net assets of any of the funds will not result in a violation of such restriction. Additional limitations on borrowing that are imposed by state law and regulations may apply.


INVESTMENT RESTRICITONS OF IDEX GE/SCOTTISH EQUITABLE INTERNATIONAL EQUITY (FORMERLY INTERNATIONAL EQUITY PORTFOLIO)

IDEX GE/Scottish Equitable International Equity may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase
(a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;

      2. Invest 25% or more of the value of the fund's total assets in any particular industry (other than U.S. government securities). For purposes of this restriction, the term industry shall include (a) the government of any one country other than the U.S., but not the U.S. government and (b) all supranational organizations;

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 30% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3 of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3 of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3 limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.


Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:


     (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization. The fund may also invest in the GEI Short-Term Investment Fund, an investment fund advised by GE Investment Management Incorporated ("GEIM"), created specifically to serve as a vehicle for the collective investment of cash balances of the fund and other accounts advised by GEIM or General Electric Investment Corporation. Investments in GEI Short-Term Investment Fund are not considered investments in another investment company for the purposes of this restriction;

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses; and

      (H) The fund may not invest in companies for the purpose of exercising control or management.

With respect to investment restriction No. 2 above, the fund may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other fund holdings the fund may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg, Inc. In addition, the fund may select its own industry classifications, provided such classifications are reasonable.


INVESTMENT RESTRICTIONS OF IDEX DEAN ASSET ALLOCATION
(FORMERLY TACTICAL ASSET ALLOCATION PORTFOLIO)

IDEX Dean Asset Allocation may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the fund from investing in securities or other instruments backed by physical commodities);

      4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short;

      (B) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (C) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (F) The fund may not invest in companies for the purpose of exercising control or management; and

      (G) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX LKCM STRATEGIC TOTAL RETURN
(FORMERLY STRATEGIC TOTAL RETURN PORTFOLIO)

IDEX LKCM Strategic Total Return may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of such issuer;

      2. Invest more than 25% of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example: gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

      3. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

      4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by physical commodities);

      5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities);

      6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities;

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

      (A) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts;

      (B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

      (C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

      (D) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

      (E) The fund may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (F) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act;

      (G) The fund may not invest in companies for the purpose of exercising control or management; and

      (H) The fund may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the fund's total assets would be invested in such securities.

INVESTMENT RESTRICTIONS OF IDEX NWQ VALUE EQUITY
(FORMERLY VALUE EQUITY PORTFOLIO)

IDEX NWQ Value Equity may not, as a matter of fundamental policy:

      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase
(a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

      2. Invest 25% or more of the value of the fund's total assets in any particular industry (other than U.S. government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 10% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The fund may not purchase additional securities when borrowings exceed 5% of total assets. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

     (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (I) The fund may not invest in companies for the purpose of exercising control or management.


INVESTMENT RESTRICTIONS OF IDEX C.A.S.E. GROWTH
(FORMERLY C.A.S.E. PORTFOLIO)

IDEX C.A.S.E. Growth may not, as a matter of fundamental policy:


      1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;


      2. Invest 25% or more of the value of the fund's assets in any particular industry (other than government securities);

      3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

      4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses;

      5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the fund;

      6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

      7. The fund may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions; and

      8. Issue senior securities, except as permitted by the 1940 Act.

Furthermore, the fund has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

     (A) The fund may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

      (B) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

      (C) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;

      (D) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

      (E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

      (F) The fund may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;

      (G) The fund may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;

      (H) The fund may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors; and

      (I) The fund may not invest in companies for the purpose of exercising control or management.


In addition to the above, as a fundamental policy, each of the funds, other than IDEX AEGON Tax Exempt and IDEX AEGON Income Plus, may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund.


                   OTHER POLICIES AND PRACTICES OF THE FUNDS

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS


The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.

FUTURES CONTRACTS. A fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. The IDEX AEGON Income Plus may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


When a fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.


The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of a fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. The fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which a fund does business and by segregating margin payments with the custodian.


Although a fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.

Similarly, if interest rates were expected to rise, a fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. A fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a fund to maintain a defensive position without having to sell fund securities.

Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent a fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.


First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.

Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.

Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although each of the funds that invests in such contracts believes that their use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.

For example, if a fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if a fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a fund will not exactly match that fund's current or potential investments. A fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.

Imperfect correlations between a fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.

A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

If applicable, each fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

IDEX Alger Aggressive Growth may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of IDEX Alger Aggressive Growth's total assets (taken at current value); however, in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation.

OPTIONS ON FUTURES CONTRACTS. A fund may buy and write put and call options on futures contracts. An option on a futures contract gives a fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.

The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.

If a call or put option a fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, a fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds, other than IDEX AEGON Tax Exempt and IDEX AEGON Income Plus, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by a fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by a fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.

A fund may also write call options that are not covered for cross-hedging purposes. A fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.

If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A fund retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.

This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


In the case of a written call option, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If a fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.


A fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

If the call options are exercised in such transactions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, a fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that fund.

In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

In addition to options on securities, a fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless a fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

Price movements in a fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, a fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

OPTIONS ON FOREIGN CURRENCIES. Subject to any investment restrictions, a fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.


They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.

A fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the fund's sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, a fund's foreign currency denominated fund securities.


The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the fund's sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts.

A fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a fund's commitments with respect to such contracts.


As an alternative to segregating assets, a fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or a fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.


SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (I.E., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives, although none of the funds presently intends to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (I.E., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.


INDEX OPTIONS. In seeking to hedge all or a portion of its investments, a fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the funds. The funds with such option writing authority may write only covered options. A fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a fund engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. A fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.


EURO INSTRUMENTS. The funds may each make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.


In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


OTHER INVESTMENT COMPANIES

Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.


GEI SHORT-TERM INVESTMENT FUND

The IDEX GE/Scottish Equitable Internation Equity fund may invest in the GEI Short-Term Investment Fund (the "Investment Fund"), an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of accounts advised by GEIM or its affiliate, General Electric Investment Corporation. The Investment Fund invests exclusively in certain money market instruments. More particularly, the Investment Fund may invest in:
(i) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and
(vii) repurchase agreements. The Investment Fund is advised by GEIM. No advisory fee is charged by GEIM to the Investment Fund, nor will the IDEX GE/Scottish Equitable International Equity fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions.

The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securites it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                 RISK FACTORS

At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES


Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The IDEX JCC Flexible Income may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INCOME PRODUCING SECURITIES

IDEX JCC Flexible Income focuses its investments in income-producing securities.

IDEX JCC Flexible Income will purchase defaulted securities only when the sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

      FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


      DISPOSITION OF FUND SECURITIES. IDEX JCC Flexible Income generally intends to purchase securities for which its sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. IDEX JCC Flexible Income will limit its holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit IDEX JCC Flexible Income's ability to readily dispose of its securities to meet redemptions.


      OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the IDEX JCC Flexible Income.

Other types of income producing securities that the funds may purchase include, but are not limited to, the following:

      VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

      STANDBY COMMITMENTS. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

      TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

      INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

LENDING OF FUND SECURITIES


Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a fund must receive any dividends or interest paid by the issuer on such securities; c) a fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If a fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the funds or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.


JOINT TRADING ACCOUNTS

IDEX JCC Growth, IDEX JCC Global, IDEX JCC Flexible Income, IDEX JCC Balanced and IDEX JCC Capital Appreciation, and other clients of Janus and its affiliates, may place assets in joint trading accounts for the purpose of making short-term investments in money market instruments. The Board of Trustees must approve the participation of each of these funds in these joint trading accounts and procedures pursuant to which the joint accounts will operate. The joint trading accounts are to be operated pursuant to an exemptive order issued to Janus and certain of its affiliates by the SEC. All joint account participants, including these funds, will bear the expenses of the joint trading accounts in proportion to their investments. Financial difficulties of other participants in the joint accounts could cause delays or other difficulties for the funds in withdrawing their assets from joint trading accounts.

ILLIQUID SECURITIES


Subject to its investment restrictions, a fund may invest its assets in illiquid securities (I.E., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. With respect to municipal lease obligations, the sub-adviser of IDEX AEGON Tax Exempt and IDEX JCC Flexible Income will also consider factors unique to municipal lease obligations including the general creditworthiness of the municipality, the importance of the property covered by the lease obligation and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the fund. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.


In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.

The IDEX Goldman Sachs Growth may, together with other registered investment companies managed by GSAM or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

PASS-THROUGH SECURITIES


Each of the funds may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the funds.


The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.

Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a fund's higher yielding mortgage-backed securities may be converted to cash. That fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH YIELD/HIGH-RISK BONDS


High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.


Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES


Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.


MONEY MARKET RESERVES
(IDEX T. ROWE PRICE SMALL CAP AND IDEX T. ROWE PRICE DIVIDEND GROWTH)


It is expected that these funds will invest their cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") is a series of Reserve Investment Funds, Inc. Additional series may be created in the future. The RIF was created and is operated pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

The RIF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. To that end, the RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating from at least one Nationally Recognized Statistical Rating Organization.

The RIF provides a very efficient means of managing the cash reserves of the funds. While the RIF does not pay an advisory fee to the investment manager, it will incur other expenses. However, the RIF is expected by
T. Rowe Price to operate at a very low expense ratio. The funds will only invest in the RIF to the extent it is consistent with their objectives and programs and the terms of the Exemptive Order issued by the SEC.

The RIF is not insured or guaranteed by the U.S. government, and there is no assurance it will maintain a stable net asset value of $1.00 per share.


TURNOVER RATE

FUND*                                                OCTOBER 31,1998     OCTOBER 31, 1997
-----                                                ---------------     ----------------
IDEX Alger Aggressive Growth                              142.08%             120.96%
IDEX GE/Scottish Equitable International Equity            50.01%              21.85%
IDEX JCC Capital Appreciation                             136.59%             130.48%
IDEX JCC Global                                            87.68%              91.02%
IDEX JCC Growth                                            27.19%              91.52%
IDEX C.A.S.E. Growth                                      147.01%             183.06%
IDEX NWQ Value Equity                                      30.43%               6.40%
IDEX LKCM Strategic Total Return                           32.12%              51.44%
IDEX Dean Asset Allocation                                 55.45%              71.63%
IDEX JCC Balanced                                          61.50%             127.08%
IDEX JCC Flexible Income                                   90.63%             135.53%
IDEX AEGON Income Plus                                     53.09%              62.28%
IDEX AEGON Tax Exempt                                      42.42%              71.29%

------------------------------
* No information is included for IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth or IDEX T. Rowe Price Small Cap as these funds commenced operations on March 1, 1999.

As stated in the prospectus, each of the funds generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further a fund's stated investment objective, and the rate of fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate. Fund transactions for IDEX AEGON Tax Exempt and IDEX AEGON Income Plus are ordinarily undertaken to achieve each fund's investment objective in light of anticipated movements in the level of interest rates. The investment policies of IDEX AEGON Tax Exempt and IDEX AEGON Income Plus may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates.

These percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.

Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of a fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate in future years may exceed the percentage shown above.

INVESTMENT ADVISORY AND OTHER SERVICES


IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with Idex Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. IMI supervises each respective fund's investments and conducts its investment program.

The Advisory Agreement provides that IMI will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund. For services to IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth and IDEX JCC Balanced, IMI receives an annual fee, computed daily and paid monthly, equal to 1.00% of the first $750 million of each fund's average daily net assets, 0.90% of the next $250 million of each fund's average daily net assets, and 0.85% of the average daily net assets of that fund in excess of $1 billion. For services to IDEX JCC Flexible Income, IMI receives 0.90% of the first $100 million, 0.80% of the next $150 million and 0.70% of the fund's average daily net assets over $250 million; for IDEX AEGON Income Plus and IDEX AEGON Tax Exempt, IMI receives 0.60% of each fund's average daily net assets; and for IDEX Alger Aggressive Growth, IDEX GE/Scottish Equitable International Equity, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap, IMI receives 0.80% of the first $500 million of each fund's average daily net assets and 0.70% of each fund's average daily net assets over $500 million.

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, IMI or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes. Prior to March 1, 1999, InterSecurities, Inc. served as investment adviser to IDEX AEGON Tax Exempt, IDEX AEGON Income Plus, IDEX GE/Scottish Equitable International Equity, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation and IDEX Alger Aggressive Growth.

The Advisory Agreement also provides that IMI shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of IMI in the performance of its duties thereunder.

The Advisory Agreement became effective as follows: IDEX AEGON Tax Exempt - April 22, 1991; IDEX AEGON Income Plus - April 22, 1992; IDEX Alger Aggressive Growth and IDEX LKCM Strategic Total Return - September 30, 1994; IDEX Dean Asset Allocation - June 1, 1995; IDEX C.A.S.E. Growth - November 15, 1995; IDEX NWQ Value Equity - October 30, 1996; IDEX GE/Scottish Equitable International Equity - February 1, 1997; IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced and IDEX JCC Flexible Income - June 25, 1998; IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, and IDEX Salomon All Cap. - March 1, 1999.

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or IMI, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law. The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds, in the case of the IDEX JCC Capital Appreciation, IDEX JCC Growth, IDEX JCC Balanced and IDEX JCC Flexible Income, 1.50% of each fund's average daily net assets; in the case of IDEX GE/Scottish Equitable International Equity 1.45% of average daily net assets; in the case of IDEX AEGON Income Plus, 1.25% of average daily net assets; in the case of the IDEX AEGON Tax Exempt, 1.00% of average daily net assets; and 1.20% of a fund's average daily net assets for all other funds. The IDEX JCC Global does not have an expense limitation.



                                                  ADVISORY FEE AFTER REIMBURSEMENT
                          ----------------------------------------------------------------------------
                                                  OCTOBER 31                                   SEPTEMBER 30
                           -------------------------------------------------------------       ------------
FUND                       ADVISER        1998               1997               1996               1996
----                       -------    ------------       ------------       ------------       ------------
IDEX Alger Aggressive
 Growth**                    IMI      $    344,018       $    130,896       $      5,163       $     56,761
IDEX GE/Scottish
 Equitable
 International Equity**      IMI      $    (64,180)      $   (110,543)               N/A                N/A
IDEX JCC Capital
 Appreciation                IMI      $    167,150       $     45,071       $      7,502       $     19,350
IDEX JCC Global              IMI      $  3,907,062       $  2,224,062       $    126,856       $  1,130,757
IDEX JCC Growth              IMI      $  1,352,188       $ 11,676,637       $    952,996       $  5,459,981
IDEX C.A.S.E
 Growth**                    IMI      $     36,124       $    (96,157)      $    (11,137)      $    (36,998)
IDEX NWQ Value
 Equity**                    IMI      $     46,140       $    (63,589)               N/A                N/A
IDEX LKCM Strategic
 Total Return**              IMI      $    380,273       $    127,630       $      1,140       $      5,591
IDEX Dean Asset
 Allocation**                IMI      $    325,285       $    120,873       $      2,983       $     53,542
IDEX JCC Balanced            IMI      $    206,736       $     (4,940)      $     (4,993)      $    (21,773)
IDEX JCC Flexible
 Income                      IMI      $    151,489       $     60,744       $     (3,566)      $    133,035
IDEX AEGON Income
 Plus**                      IMI      $    441,912       $    416,928       $     35,332       $    414,023
IDEX AEGON Tax
 Exempt**                    IMI      $    136,481       $     (7,330)      $     (6,243)      $     35,970

                                            ADVISORY FEE REIMBURSEMENTS
                             -----------------------------------------------------
                                        OCTOBER 31                    SEPTEMBER 30
                             ------------------------------------     ------------
FUND                           1998          1997          1996            1996
----                         --------      --------      --------     ------------
IDEX Alger Aggressive
 Growth**                    $173,443      $192,695      $ 17,394      $169,995
IDEX GE/Scottish
 Equitable
 International Equity**      $117,653      $128,291           N/A           N/A
IDEX JCC Capital
 Appreciation                $107,861      $193,491      $ 12,709      $122,710
IDEX JCC Global                     0             0             0             0
IDEX JCC Growth                     0             0             0             0
IDEX C.A.S.E
 Growth**                    $ 51,462      $150,161      $ 13,949      $ 55,165
IDEX NWQ Value
 Equity**                    $ 93,563      $104,638           N/A           N/A
IDEX LKCM Strategic
 Total Return**              $ 30,860      $ 96,214      $ 11,492      $ 92,079
IDEX Dean Asset
 Allocation**                $  8,119      $ 99,277      $ 11,829      $ 28,453
IDEX JCC Balanced            $ 50,820      $139,247      $ 13,490      $106,223
IDEX JCC Flexible
 Income                      $    186      $ 95,242      $ 17,675      $ 41,410
IDEX AEGON Income
 Plus**                             0             0             0             0
IDEX AEGON Tax
 Exempt**                    $ 10,071      $155,172      $ 19,367      $123,530

------------------------------
 * No information is included for the IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth or IDEX T. Rowe Price Small Cap as they did not commence operations until March 1, 1999.
** Prior to March 1, 1999, ISI served as investment adviser to these funds.


Janus Capital Corporation ("JCC"), 100 Fillmore Street, Denver, CO 80206, serves as sub-adviser to the IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced and IDEX JCC Flexible Income pursuant to an Investment Counsel Agreement dated June 25, 1998 with IMI.

Fred Alger Management, Inc. ("Alger"), 1 World Trade Center, Suite 9333, New York, NY 10048, serves as sub-adviser to IDEX Alger Aggressive Growth pursuant to an Investment Counsel Agreement dated September 30, 1994 with IMI.

Luther King Capital Management Corporation ("LKCM"), 301 Commerce Street, Suite 1600, Fort Worth, TX 76102, serves as sub-adviser to IDEX LKCM Strategic Total Return pursuant to an Investment Counsel Agreement dated as of September 30, 1994.

Dean Investment Associates ("Dean"), a Division of C.H. Dean and Associates, Inc., 2480 Kettering Tower, Dayton, Ohio 45423-2480 serves as sub-adviser to IDEX Dean Asset Allocation pursuant to an Investment Counsel Agreement dated as of June 30, 1995.

C.A.S.E. Management, Inc. ("C.A.S.E."), 5355 Town Center Road, Suite 701, Boca Raton, FL 33486, serves as sub-adviser to IDEX C.A.S.E. Growth pursuant to an Investment Counsel Agreement dated November 15, 1995.

NWQ Investment Management Company, Inc. ("NWQ"), 2049 Century Park East, 4th Floor,Los Angeles, CA 90067, serves as sub-adviser to IDEX NWQ Value Equity pursuant to an Investment Counsel Agreement dated October 30, 1996.

Scottish Equitable Investment Management Limited ("SEIM"), Edinburgh Park, Edinburgh EH12 9SE, Scotland, and GE Investment Management Inc. ("GEIM"), 3003 Summer Street, Stamford, CT 06905, serve as sub-advisers to the IDEX GE/Scottish Equitable International Equity pursuant to respective Investment Counsel Agreements dated February 1, 1997.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 E. Pratt Street, Baltimore, MD 21202 serves as sub-adviser to the IDEX T. Rowe Price Dividend Growth and IDEX T. Rowe Price Small Cap pursuant to an Investment Counsel Agreement dated March 1, 1999.

Salomon Brothers Asset Management Inc. ("SBAM"), 7 World Trade Center, New York, NY 10048 serves as sub-adviser to IDEX Salomon All Cap pursuant to an Investment Counsel Agreement dated March 1, 1999.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") 825 Dupportrail, Wayne, PA 19087 serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth pursuant to an Investment Counsel Agreement dated March 1, 1999.

Goldman Sachs Asset Management ("GSAM") One New York Plaza, New York, NY 10004 serves as sub-adviser to the IDEX Goldman Sachs Growth pursuant to an Investment Counsel Agreement dated March 1, 1999.

AEGON USA Investment Management, Inc. ("AIMI"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, serves as sub-adviser to IDEX AEGON Tax Exempt and IDEX AEGON Income Plus pursuant to an Investment Counsel Agreement dated April 22, 1992.


The sub-advisers also serve as sub-advisers to certain portfolios of the WRL Series Fund, Inc., a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."


FUND                                     SUB-ADVISER                              SUB-ADVISORY FEE
----                                     -----------                              ----------------
IDEX GE/Scottish Equitable        GE Investment Management           50% of the fees received by IMI under the
 International Equity             Incorporated and Scottish          Advisory Agreement, less 50% of any amount
                                  Equitable Investment Manage-       reimbursed pursuant to its expense limitation
                                  ment Limited

IDEX JCC Global                   Janus Capital Corporation          0.50% of the first $750 million of average daily
                                                                     net assets; 0.45% of the next $250 million in
                                                                     assets; and 0.4250% of assets in excess of $1
                                                                     billion

IDEX T. Rowe Price Small Cap      T. Rowe Price Associates, Inc.     0.35% of average daily net assets

IDEX Pilgrim Baxter Mid Cap       Pilgrim Baxter & Associates,       0.50% of the first $100 million of average daily
                                  Ltd.                               net assets; 0.40% of assets in excess of $100
                                                                     million (from first dollar)

IDEX JCC Capital Appreciation     Janus Capital Corporation          0.50% of the first $750 million of average daily
                                                                     net assets; 0.45% of the next $250 million in
                                                                     assets; and 0.4250% of assets in excess of $1
                                                                     billion, less 50% of any amount reimbursed
                                                                     pursuant to the fund's expense limitation*

IDEX C.A.S.E. Growth              C.A.S.E. Management, Inc.          50% of the fees received by IMI under the
                                                                     Advisory Agreement, less 50% of any amount
                                                                     reimbursed pursuant to its expense limitation

IDEX NWQ Value Equity             NWQ Investment Management          50% of the fees received by IMI under the
                                  Company, Inc.                      Advisory Agreement, less 50% of any amount
                                                                     reimbursed pursuant to its expense limitation

FUND                                     SUB-ADVISER                              SUB-ADVISORY FEE
----                                     -----------                              ----------------
IDEX Salomon All Cap             Salomon Brothers Asset             0.30% of the first $20 million of average daily
                                 Management Inc                     net assets; 0.50% of the next $20-$100 million
                                                                    of average daily net assets; and 0.40% of
                                                                    average daily net assets over $100 million

IDEX Alger Aggressive Growth     Fred Alger Management, Inc.        50% of the fees received by IMI under the
                                                                    Advisory Agreement, less 40% of any amount
                                                                    reimbursed pursuant to its expense limitation

IDEX JCC Growth                  Janus Capital Corporation          0.50% of the first $750 million of average daily
                                                                    net assets; 0.45% of the next $250 million; and
                                                                    0.4250% of assets in excess of $1 billion, less
                                                                    50% of any amount reimbursed pursuant to the
                                                                    fund's expense limitation*

IDEX Goldman Sachs Growth        Goldman Sachs Asset                0.50% of the first $50 million of average daily
                                 Management                         net assets; 0.45% of the next $50-$100 million
                                                                    in assets; and 0.40% of assets in excess of
                                                                    $100 million

IDEX T. Rowe Price Dividend      T. Rowe Price Associates, Inc.     0.50% of the first $100 million of average daily
 Growth                                                             net assets and 0.40% of assets over $100
                                                                    million (from first dollar)

IDEX Dean Asset Allocation       Dean Investment Associates         50% of the fees received by IMI under the
                                                                    Advisory Agreement, less 50% of any amount
                                                                    reimbursed pursuant to its expense limitation

IDEX LKCM Strategic Total        Luther King Capital                50% of the fees received by IMI under the
 Return                          Management Corporation             Advisory Agreement, less 50% of any amount
                                                                    reimbursed pursuant to its expense limitation

IDEX JCC Balanced                Janus Capital Corporation          0.50% of the first $750 million of average daily
                                                                    net assets; 0.45 of next $250 million in assets;
                                                                    and 0.4250% of assets in excess of $1 billion,
                                                                    less 50% of any amount reimbursed pursuant
                                                                    to the fund's expense limitation*

IDEX JCC Flexible Income         Janus Capital Corporation          0.45% of the first $100 million of average daily
                                                                    net assets; 0.40% of the next $150 million in
                                                                    assets; and 0.35% of assets in excess of $250
                                                                    million, less 50% of any amount reimbursed
                                                                    pursuant to the fund's expense limitation*

IDEX AEGON Income Plus           AEGON USA Investment               50% of the fees received by IMI under the
                                 Management, Inc.                   Advisory Agreement, less 50% of any amount
                                                                    reimbursed pursuant to its expense limitation

IDEX AEGON Tax Exempt            AEGON USA Investment               50% of the fees received by IMI under the
                                 Management, Inc.                   Advisory Agreement, less 50% of any amount
                                                                    reimbursed pursuant to its expense limitation

--------------



* Janus has voluntarily agreed to reduce each sub-advisory fee as follows: IDEX JCC Growth, IDEX JCC Balanced and IDEX JCC Capital Appreciation: first $100 million - none, next $400 million ($100 - $500 million) 0.0125%, next $250 million ($500 - $750 million) 0.0625%, next $250 million ($750 million - $1 billion) 0.0125%, above $1 billion 0.0125%; IDEX JCC Flexible Income:
  0.0125% of sub-advisory fee based on average daily net assets.

                             SUB-ADVISORY FEES PAID*
                            (NET OF FEES REIMBURSED)


                                                              OCTOBER 31                      SEPTEMBER 30
                                               ------------------------------------------     ------------
FUND                                              1998            1997            1996            1996
----                                           ----------      ----------      ----------     ------------
 IDEX Alger Aggressive Growth                  $  137,607      $   52,325      $    2,065      $   22,704
 IDEX GE/Scottish Equitable International
  Equity                                       $        0               0             N/A             N/A
 IDEX JCC Capital Appreciation                 $   83,575      $   22,536      $    3,751      $    9,675
 IDEX JCC Global                               $1,953,531      $1,112,031      $   63,428      $  565,378
 IDEX JCC Growth                               $6,769,684      $5,838,319      $  476,498      $2,729,990
 IDEX C.A.S.E. Growth                          $   14,450               0               0               0
 IDEX NWQ Value Equity                         $   18,456               0             N/A             N/A
 IDEX LKCM Strategic Total Return              $  152,109      $   50,944      $      456      $    2,236
 IDEX Dean Asset Allocation                    $  130,114      $   48,349      $    1,193      $   21,417
 IDEX JCC Balanced                             $  103,368               0               0               0
 IDEX JCC Flexible Income                      $   75,745      $   30,372               0      $   66,517
 IDEX AEGON Income Plus                        $  220,956      $  208,464      $   17,666      $  207,011
 IDEX AEGON Tax Exempt                         $   68,241               0               0      $   17,985

------------------------------
* No information is included for the IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap as they did not commence operations until March 1, 1999.


AUSA Holding Company ("AUSA") owns 100% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

Janus Capital has agreed that it will, until June 25, 2000, provided that it continues to serve as sub-adviser to the funds it currently sub-advises, compensate ISI for its services in connection with promotion, marketing, and distribution in an amount equal to 0.0375% of the average daily net assets of each of IDEX JCC Capital Appreciation, IDEX JCC Growth, IDEX JCC Balanced and IDEX JCC Flexible Income at certain levels.


Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                  DISTRIBUTOR


IDEX Mutual Funds has entered into an Underwriting Agreement with InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the Investment Advisory Agreements discussed above. A discussion of ISI's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.


                           UNDERWRITING COMMISSIONS*

                                                    COMMISSIONS RECEIVED
                                    ---------------------------------------------------
                                                 OCTOBER 31                SEPTEMBER 30
                                    ------------------------------------   ------------
FUND                                    1998          1997        1996         1996
----                                ----------    ----------    --------   ------------
IDEX Alger Aggressive Growth        $  449,078    $  330,689    $ 25,967    $  479,802
IDEX GE/Scottish Equitable
 International Equity               $   64,324    $   48,603       N/A          N/A
IDEX JCC Capital Appreciation       $  164,358    $  271,016    $ 47,565    $  395,205
IDEX JCC Global                     $2,784,651    $2,336,372    $150,015    $  938,340
IDEX JCC Growth                     $2,848,238    $2,541,907    $191,780    $2,033,743
IDEX C.A.S.E. Growth                $   70,063    $   69,637    $  4,356    $   36,903
IDEX NWQ Value Equity               $  172,567    $  105,441       N/A          N/A
IDEX LKCM Strategic Total Return    $  419,778    $  260,944    $ 19,972    $  234,546
IDEX Dean Asset Allocation          $  186,182    $  208,715    $ 22,282    $  200,817
IDEX JCC Balanced                   $  344,872    $  174,256    $ 13,157    $  128,544
IDEX JCC Flexible Income            $   40,463    $   28,133    $  2,509    $   36,139
IDEX AEGON Income Plus              $  165,033    $   99,411    $  7,845    $  167,267
IDEX AEGON Tax Exempt               $   30,201    $   25,760    $  2,189    $   50,307

                                                 COMMISSIONS RETAINED
                                   ---------------------------------------------
                                             OCTOBER 31             SEPTEMBER 30
                                    ------------------------------  ------------
FUND                                  1998       1997       1996        1996
----                                --------   --------   -------   ------------
IDEX Alger Aggressive Growth        $ 64,099   $ 47,828   $ 3,677     $ 65,924
IDEX GE/Scottish Equitable
 International Equity               $  9,250   $  7,335     N/A         N/A
IDEX JCC Capital Appreciation       $ 26,358   $ 42,668   $ 8,052     $ 60,768
IDEX JCC Global                     $401,257   $353,015   $20,964     $139,197
IDEX JCC Growth                     $424,803   $396,160   $28,146     $296,565
IDEX C.A.S.E. Growth                $  9,325   $ 10,625   $   642     $  5,443
IDEX NWQ Value Equity               $ 25,433   $ 15,512   $   N/A       N/A
IDEX LKCM Strategic Total Return    $ 67,470   $ 41,330   $ 3,617     $ 35,552
IDEX Dean Asset Allocation          $ 28,499   $ 34,415   $ 2,742     $ 30,970
IDEX JCC Balanced                   $ 34,919   $ 27,931   $ 2,118     $ 20,474
IDEX JCC Flexible Income            $  1,530   $  4,862   $   444     $  5,837
IDEX AEGON Income Plus              $ 21,369   $ 17,322   $ 1,393     $ 29,744
IDEX AEGON Tax Exempt               $  5,356   $  4,591   $   410     $  8,771


                                      NET UNDERWRITING     COMPENSATION ON
                                        DISCOUNTS AND      REDEMPTIONS AND      BROKERAGE         OTHER
FUND                                     COMMISSIONS         REPURCHASES       COMMISSIONS     COMPENSATION
----                                  -----------------   -----------------   -------------   -------------
IDEX Alger Aggressive Growth              $ 64,099             $12,460             -0-          $  173,265
IDEX GE/Scottish Equitable
 International Equity                        9,250               2,520             -0-              22,215
IDEX JCC Capital Appreciation               26,358               6,522             -0-              99,498
IDEX JCC Global                            401,257              35,608             -0-           1,343,341
IDEX JCC Growth                            424,803              29,057             -0-           1,766,004
IDEX C.A.S.E. Growth                         9,325               7,348             -0-              38,334
IDEX NWQ Value Equity                       25,433               5,644             -0-              71,951
IDEX LKCM Strategic Total Return            67,470              12,563             -0-             180,953
IDEX Dean Asset Allocation                  28,499              22,720             -0-             197,410
IDEX JCC Balanced                           34,919               5,585             -0-             104,253
IDEX JCC Flexible Income                     1,530               4,657             -0-              52,529
IDEX AEGON Income Plus                      21,369               4,122             -0-             214,585
IDEX AEGON Tax Exempt                        5,356               1,679             -0-              61,155

--------------
* No information is included for the IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap as they did not commence operations until March 1, 1999.

                            ADMINISTRATIVE SERVICES

IMI is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with IMI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. IMI has entered into an Administrative Services Agreement ("Administrative Agreement") with ISI applicable to each fund. Under each Administrative Agreement, ISI carries out and supervises all of the administrative functions of the funds and incurs IMI's expenses related to such functions.


The administrative duties of ISI with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

                              ADMINISTRATIVE FEES

                                   ADMINISTRATIVE FEES FOR PERIOD ENDED
FUND                                         OCTOBER 31, 1998
----                              -------------------------------------
IDEX JCC Capital Appreciation                   $  137,506
IDEX JCC Global                                 $1,953,531
IDEX JCC Growth                                 $6,812,504
IDEX JCC Balanced                               $  128,778
IDEX JCC Flexible Income                        $   75,838

                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of IMI and AIMI. Each fund pays the transfer agent an annual per-account charge of $15.55 for each of its shareholder accounts in existence, $2.71 for each new account opened and $1.62 for each closed account.

DST Systems Inc. ("DST"), provider of data processing and recordkeeping services for the Fund's transfer agent, is a partially-owned subsidiary of Kansas City Southern Industries ("KCSI") and, thus, is an affiliate of Janus Capital. Each fund may use another affiliate of DST as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 1997 and 1998 and September 30, 1996.

                             TRANSFER AGENCY FEES*


                                      FEES AND EXPENSES NET OF BROKERAGE CREDITS
                                      ------------------------------------------
                                                      OCTOBER 31                     SEPTEMBER 30
FUND                                     1998            1997             1996           1996
----                                  ----------      ----------      ----------     ------------
IDEX Alger Aggressive Growth          $  311,310      $  217,941      $   15,460      $  141,668
IDEX GE/Scottish Equitable
 International Equity                 $   25,385      $   11,583      $      N/A             N/A
IDEX JCC Capital Appreciation         $  128,201      $  133,515      $    9,740      $   61,086
IDEX JCC Global                       $1,032,225      $  628,833      $   46,880      $  379,409
IDEX JCC Growth                       $2,628,305      $2,811,027      $  273,000      $1,537,321
IDEX C.A.S.E. Growth                  $   46,730      $   32,500      $    2,660      $    8,930
IDEX NWQ Value Equity                 $   71,985      $   20,957             N/A             N/A
IDEX LKCM Strategic Total Return      $  145,685      $   89,918      $    5,772      $   40,189
IDEX Dean Asset Allocation            $  107,100      $   71,335      $    6,084      $   25,499
IDEX JCC Balanced                     $   81,805      $   48,876      $    3,500      $   26,374
IDEX JCC Flexible Income              $   32,859      $   48,615      $    8,624      $   51,078
IDEX AEGON Income Plus                $  119,036      $   86,126      $   10,000      $  113,654
IDEX AEGON Tax Exempt                 $   21,690      $   34,786      $    4,250      $   40,367

------------------------------
* No information is included for the IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap as they did not commence operations until March 1, 1999.


                        FUND TRANSACTIONS AND BROKERAGE


Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Advisory Agreement and Investment Counsel Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser considers a number of factors, including but not limited to:


      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

      The nature of the security being traded;

      The size and type of the transaction;


      The nature and character of the markets for the security to be purchased or sold;

      The desired timing of the trade;

      The activity existing and expected in the market for the particular security;

      The quality of the execution, clearance and settlement services;

      Financial stability;

      The existence of actual or apparent operational problems of any broker or dealer; and
      Research products and services provided.


In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:


      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.


A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, ISI or the sub-adviser, including DST Securities, Inc., or Fred Alger & Company, Incorporated. It is anticipated that Fred Alger & Company, Incorporated, an affiliate of Alger, will serve as IDEX Alger Aggressive Growth's broker in effecting substantially all of IDEX Alger Aggressive Growth's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.


For the fiscal year ended October 31, 1998, IDEX Alger Aggressive Growth paid the following commissions to Fred Alger & Company, Incorporated:

COMMISSIONS PAID:
-----------------
Fiscal 1998                                       $154,866
Fiscal 1998 Percentages:
Commissions with affiliates to
   total commissions                                   99%
Value of brokerage transactions
   with affiliates to value of total
   brokerage transactions                              98%


As of October 31, 1998, IDEX JCC Balanced owned $1,001,510 and IDEX JCC Capital Appreciation owned $380,959 of the common stock of Charles Schwab Corp. Charles Schwab Corp. is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX JCC Balanced and IDEX JCC Capital Appreciation during the fiscal year ended October 31, 1998.


As of October 31, 1998, IDEX LKCM Strategic Total Return owned a total of $291,500 of the common stock of Merrill Lynch and Company, Inc., which is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from IDEX LKCM Strategic Total Return during fiscal year ended October 31, 1998.

                             BROKERAGE COMMISSIONS


                                    IDEX ALGER      IDEX GE/SCOTTISH       IDEX JCC
BROKERAGE COMMISSIONS PAID          AGGRESSIVE       INTERNATIONAL          CAPITAL
(INCLUDING AFFILIATED BROKERAGE)      GROWTH             EQUITY          APPRECIATION
--------------------------------   ------------     ----------------    --------------
October 31, 1998                     $155,668           $17,998            $ 89,687
October 31, 1997                     $ 79,346           $ 6,337            $108,748
October 31, 1996                     $  5,156             N/A              $ 14,114
September 30, 1996                   $ 43,591             N/A              $109,526

AFFILIATED BROKERAGE PAID
-------------------------
October 31, 1998                     $154,866           $     0            $      0
October 31, 1997                     $ 78,761                 0                   0
October 31, 1996                     $  4,711             N/A                     0
September 30, 1996                   $ 42,819             N/A                     0


                                                                               IDEX NWQ
BROKERAGE COMMISSIONS PAID          IDEX JCC     IDEX JCC    IDEX C.A.S.E.       VALUE
(INCLUDING AFFILIATED BROKERAGE)     GLOBAL       GROWTH         GROWTH         EQUITY
--------------------------------   ---------- ------------- --------------- --------------
October 31, 1998                    $954,707    $  843,937      $38,910        $15,539
October 31, 1997                    $119,665    $1,301,654      $34,840        $10,553
October 31, 1996                    $  9,638    $   34,732      $ 3,469           N/A
September 30, 1996                  $109,328    $  314,230      $50,714           N/A

AFFILIATED BROKERAGE PAID
-------------------------
October 31, 1998                    $      0    $        0      $     0        $     0
October 31, 1997                           0             0            0              0
October 31, 1996                           0             0            0           N/A
September 30, 1996                         0             0            0           N/A



                                        IDEX LKCM       IDEX DEAN                  IDEX JCC     IDEX AEGON
BROKERAGE COMMISSIONS PAID              STRATEGIC         ASSET       IDEX JCC     FLEXIBLE       INCOME      IDEX AEGON
(INCLUDING AFFILIATED BROKERAGE)      TOTAL RETURN     ALLOCATION     BALANCED      INCOME         PLUS       TAX EXEMPT
--------------------------------     --------------   ------------   ----------   ----------   -----------   -----------
October 31, 1998                         $39,334         $43,487       $46,796      $ 23,653        $0            $0
October 31, 1997                         $26,187         $48,786       $42,482      $101,213         0             0
October 31, 1996                         $ 2,089         $ 2,800       $ 1,291             0         0             0
September 30, 1996                       $16,340         $34,335       $37,881      $ 27,515         0             0

AFFILIATED BROKERAGE PAID
-------------------------
October 31, 1998                         $     0         $     0       $     0      $      0        $0            $0
October 31, 1997                               0               0             0             0         0             0
October 31, 1996                               0               0             0             0         0             0
September 30, 1996                             0               0             0             0         0             0


During the fiscal year ended October 31, 1998, IDEX JCC Growth, IDEX JCC Global, IDEX JCC Balanced, IDEX JCC Capital Appreciation, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity and IDEX GE/Scottish Equitable International Equity had transactions in the amounts of $38,886,874, $21,547,796, $1,115,105, $898,856, $8,557,008,
$5,241,623.28, $26,946,774, $2,177,187.65 and $70,607.25, respectively, which resulted in brokerage commission of $44,804, $36,315, $1,449, $760, $10,851,
$9,327, $14,537, $2,871 and $157, respectively, that were directed to brokers for brokerage and research services provided.

                             TRUSTEES AND OFFICERS


The Fund is run by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the funds' assets by the investment adviser and sub-advisers. Information about the Trustees and officers of the Fund is as follows:


PETER R. BROWN (DOB 05/10/28), 1475 Belcher Road, South Largo, FL 33771.
   Trustee of IDEX Mutual Funds; Director of WRL Series Fund, Inc. (investment company); Chairman of the Board of Peter Brown Construction Co., Largo, FL (construction, contractors and engineers); Rear Admiral (Retired), U.S. Navy Reserve, Civil Engineer Corps.

DANIEL CALABRIA (DOB 03/05/36), 7068 S. Shore Drive S.,South Pasadena, FL
   33707-4605.Trustee of IDEX Mutual Funds; Trustee (1993 - present) and President (1993 - 1995) of The Florida Tax Free Funds (mutual funds); Director (1996 - present) of ASM Fund (mutual fund); currently retired; formerly President and Director (1995) of Sun Chiropractic Clinics, Inc. (medical services); Executive Vice President (1993 - 1995) of William R. Hough & Co. (investment adviser, municipal bond and underwriting firm); President/CEO (1986 - 1992) of Templeton Funds Management, Inc. (investment advisers); and Vice President (1986 - 1992) of all U.S. Templeton Funds (mutual funds).

JAMES L. CHURCHILL (DOB 05/07/30), 15 Hawthorne Road, Bluffington, SC
   29910-4901. Trustee of IDEX Mutual Funds; currently retired 1990 to present.


THOMAS E. PIERPAN (1)((2)(DOB 10/18/43), Vice President, Associate General
   Counsel and Secretary (December 1997 - present), of IDEX Mutual Funds; Vice President, Associate General Counsel and Secretary (December 1997 - present), Assistant Secretary (March 1995 - December 1997) of WRL Series Fund, Inc. (investment company); Assistant Vice President, Counsel and Assistant Secretary of InterSecurities, Inc. (November 1997 - present) (broker-dealer); Vice President (November 1993 - present), Associate General Counsel and Assistant Secretary (February 1995 - present), Assistant Vice President (November 1992 - November 1993) Western Reserve Life Assurance Co. of Ohio (life insurance).


CHARLES C. HARRIS (DOB) 07/15/30), 35 Winston Drive, Clearwater, FL 33756.
   Trustee of IDEX Mutual Funds; Director (March 1994 - present) of WRL Series Fund, Inc. (investment company); currently retired (1988 - present).


G. JOHN HURLEY(1)(2) (DOB 09/12/48), President and Chief Executive Officer (September 1990 to present) and Trustee (June 1990 to present) of IDEX Mutual Funds; Executive Vice President (June 1993 to present) and Director (March 1994 to present) of WRL Series Fund, Inc. (investment company); Chairman of the Board (July 1999 to present); President, Chief Executive Officer and Director (May 1988 to July 1999) of InterSecurities, Inc. (broker-dealer); President (September 1992 to present) of ISI Insurance Agency, Inc.; Executive Vice President (April 1993 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance); President, Chief Executive Officer and Director (September 1990 to present) and Executive Vice President and Director (May 1988 to September 1990) of Idex Management, Inc. (investment adviser); President and Director (May 1988 to present) of Idex Investor Services, Inc. (transfer agent).

JOHN E. KENNEY(1)(2) (DOB 02/08/38), Trustee (1987 to present) and Chairman
   (December 1989 to present), of IDEX Mutual Funds; Chairman of the Board (1986 to present) of WRL Series Fund, Inc. (investment company); Director (December 1990 to present) of Idex Management, Inc. (investment adviser); Chairman (1988 to July 1999) and Director (1985 to July 1999) of InterSecurities, Inc. (broker-dealer); Director (October 1992 to present) of ISI Insurance Agency, Inc.; Chairman, President and Chief Executive Officer (1992 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance); Senior Vice President (May 1992 to present) of AEGON USA, Inc. (financial services holding company). Mr. Kenney is also the brother-in-law of Jack Zimmerman, a Trustee of the Fund.


JULIAN A. LERNER (DOB 11/12/24), One Spurling Plaza, Suite 208, 12850 Spurling
   Road, Dallas, TX 75230. Trustee of IDEX Mutual Funds; currently retired; Trustee of American Skandia Trust; Director of American Skandia Advisory Funds; Trustee of American Skandia Master Trust; Director of Atlas Assets, Inc. (mutual funds); Trustee of Atlas Insurance Trust (variable annuity); formerly Investment Consultant (1995 - 1996) and Sr. Vice President (1987 -
   1995) of Aim Capital Management (investment adviser).


THOMAS R. MORIARTY(1)(2) (DOB 05/03/51), Senior Vice President (March 1995 to present), Treasurer and Principal Financial Officer (December 1996 to present) and Vice President and Principal Accounting Officer (November 1990 to March 1995) of IDEX Mutual Funds; Director, Chief Executive Officer and President (July 1999 to present) Senior Vice President (June 1991 to July
   1999) of InterSecurities, Inc. (broker-dealer); Senior Vice President (September 1992 to present) of ISI Insurance Agency, Inc.; President (November 1990 to present) of PW Securities, Inc. (broker-dealer); Senior Vice President (June 1991 to present) of Idex Investor Services, Inc. (transfer agent); Vice President (November 1990 to present) of Idex Management, Inc. (investment adviser); Vice President (June 1993 to present) of Western Reserve Life Assurance Co. of Ohio (life insurance).

CHRISTOPHER G. ROETZER(1)(2) (DOB 01/11/63), Vice President, Assistant
   Treasurer and Principal Accounting Officer (March 1997 to Present); Principal Accounting Officer (March 1995 to March 1997) and Assistant Vice President (November 1990 to March 1997) of IDEX Mutual Funds; Assistant Vice President and Controller (May 1988 to present) of InterSecurities, Inc. (broker-dealer); Assistant Vice President (September 1992 to present) of ISI Insurance Agency, Inc.; Assistant Vice President and Controller (May 1988 to present) of Idex Investor Services, Inc. (transfer agent); Assistant Vice President (November 1990 to present) of Idex Management, Inc. (investment adviser).


WILLIAM W. SHORT, JR. (DOB 02/25/36), 12420 73rd Court, Largo, FL 33773.
   Trustee of IDEX Mutual Funds; President and sole shareholder of Shorts, Inc. (men's retail apparel); Chairman of Southern Apparel

   Corporation and S.A.C. Apparel Corporation and S.A.C. Distributors (nationwide wholesale apparel distributors), Largo, Florida; Member of Advisory Board of Barnett Banks of Pinellas County; Trustee of Morton Plant Hospital Foundation; former Chairman of Advisory Board of First Florida Bank, Pinellas County, Florida.

JACK E. ZIMMERMAN (DOB 02/03/28), 507 Saint Michel Circle, Kettering, OH 45429.
   Trustee of IDEX Mutual Funds; Director (1987 to present), Western Reserve Life Assurance Co. of Ohio (life insurance); currently retired; formerly, Director, Regional Marketing (September 1986 to January 1993) Martin Marietta Corporation, Dayton (aerospace industry).

--------------
(1) The principal business address of each person listed, unless otherwise indicated, is P.O. Box 9015, Clearwater, FL 33758-9015.
(2) Interested Person (as defined in the 1940 Act) of the Fund.


The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, IMI or their affiliates. Disinterested Trustees (I.E., Trustees who are not affiliated with ISI, IMI or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $13,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $2,250 and incidental expenses per meeting attended. Three of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $250 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of IMI or ISI are paid by IMI and/or ISI and not by the funds.


Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or WRL Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 1998.

                              COMPENSATION TABLE


                                         AGGREGATE             PENSION OR RETIREMENT      TOTAL COMPENSATION PAID TO
                                     COMPENSATION FROM      BENEFITS ACCRUED AS PART OF       TRUSTEES FROM FUND
NAME OF PERSON, POSITION            IDEX MUTUAL FUNDS *            FUND EXPENSES                  COMPLEX**
------------------------            -------------------     ---------------------------   --------------------------
                                  FOR YEAR ENDED 10/31/98          AS OF 10/31/98                  10/31/98
Peter R. Brown, Trustee                   $ 23,000                    $23,000                      $ 32,500
Daniel Calabria, Trustee                  $ 22,500                    $ 5,625                      $ 22,500
James L. Churchill, Trustee               $ 22,500                    $18,000                      $ 22,500
Charles C. Harris, Trustee                $ 23,000                    $   -0-                      $ 32,500
Julian A. Lerner, Trustee                 $ 22,500                    $   -0-                      $ 22,500
William W. Short, Jr., Trustee            $ 23,000                    $   -0-                      $ 23,000
Jack E. Zimmerman, Trustee                $ 22,500                    $22,500                      $ 22,500
Total                                     $159,000                    $69,125                      $178,000

--------------


* Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 1998 were as follows: Peter R. Brown, $29,368; Daniel Calabria, $6,682; James L. Churchill, $20,581; and Jack E. Zimmerman, $27,112.

** The Fund Complex consists of IDEX Mutual Funds (including IDEX Fund and IDEX
   Fund 3 prior to their reorganization into IDEX Mutual Funds on September
   20, 1996) and WRL Series Fund, Inc.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

The Fund has an Executive Committee whose members currently are John R. Kenney,
G. John Hurley and Peter R. Brown. The executive committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.

During the fiscal year ended October 31, 1998, the Fund paid $167,404 in trustees fees and expenses, and no trustee emeritus fees or expenses. As of January 30, 1999, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                              PURCHASE OF SHARES


As stated in the prospectus, each fund offers investors a choice of four classes of shares. (IDEX JCC Growth also includes a fifth class, Class T shares, which are not available for new investors.) Class A, Class B, Class C or Class M shares of a fund can be purchased through ISI or through broker-dealers or other financial institutions that have sales agreements with ISI. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A, Class M and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

                              DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. ISI keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, ISI will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by ISI, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

ISI may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                       CLASS A SHARE DEALER REALLOWANCES
      (all funds except IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX AEGON Tax Exempt)


                                    REALLOWANCE TO DEALERS AS A %
AMOUNT OF PURCHASE                        OF OFFERING PRICE
------------------                        -----------------
Under $50,000                                    4.75%
$50,000 to under $100,000                        4.00%
$100,000 to under $250,000                       2.75%
$250,000 to under $500,000                       2.25%
$500,000 to under $1,000,000                     1.75%
$1,000,000 to under $2,500,000                   1.00%
$2,500,000 to under $4,000,000                   0.75%
$4,000,000 to under $5,000,000                   0.50%
$5,000,000 and over                              0.25%

                       CLASS A SHARE DEALER REALLOWANCES
               (IDEX JCC Flexible Income, IDEX AEGON Income Plus
                           and IDEX AEGON Tax Exempt)


                                    REALLOWANCE TO DEALERS AS A %
AMOUNT OF PURCHASE                        OF OFFERING PRICE
------------------                        -----------------
Under $50,000                                    4.00%
$50,000 to under $100,000                        3.25%
$100,000 to under $250,000                       2.75%
$250,000 to under $500,000                       1.75%
$500,000 to under $1,000,000                     1.00%
$1,000,000 to under $2,500,000                   0.50%
$2,500,000 to under $4,000,000                   0.35%
$4,000,000 to under $5,000,000                   0.20%
$5,000,000 and over                              0.15%


                       CLASS B SHARE DEALER REALLOWANCES
    (All funds except IDEX JCC Flexible Income, IDEX AEGON Income Plus and
                         IDEX AEGON Tax Exempt funds)


AMOUNT OF PURCHASE                        DEALER REALLOWANCE %
------------------                        --------------------
Up to $250,000                                    4.00%
$250,000 to $500,000                              2.50%


               (IDEX JCC Flexible Income, IDEX AEGON Income Plus
                            IDEX AEGON Tax Exempt)


AMOUNT OF PURCHASE                        DEALER REALLOWANCE %
------------------                        --------------------
Up to $250,000                                    3.00%
$250,000 to $500,000                              2.00%

                       CLASS T SHARE DEALER REALLOWANCES
                               (IDEX JCC Growth)


                                  REALLOWANCE TO DEALERS AS A %
AMOUNT OF PURCHASE                      OF OFFERING PRICE
------------------                      -----------------
Under $10,000                                  7.00%
$10,000 to under $25,000                       6.25%
$25,000 to under $50,000                       5.50%
$50,000 to under $75,000                       5.00%
$75,000 to under $100,000                      4.25%
$100,000 to under $250,000                     3.75%
$250,000 to under $500,000                     2.50%
$500,000 to under $1,000,000                   1.00%
$1,000,000 and over                            1.00%

                               DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. CLASS T SHARES OF IDEX JCC GROWTH ARE NOT SUBJECT TO ANNUAL DISTRIBUTION AND SERVICE FEES.


In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of ISI that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to ISI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay ISI an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.


Under the Plans for Class C shares (the "Class C Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.


Under the Plans for Class M shares (the "Class M Plans"), a fund may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.


ISI may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:


      Compensation to employees of ISI;
      Compensation to and expenses of ISI and other
       selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;
      The costs of printing and distributing prospectuses,
       statements of additional information and reports for other than existing shareholders; and
      The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by ISI of the amounts expended by ISI in distributing and servicing Class A, Class B, Class C or Class M shares of the funds and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.


                               DISTRIBUTION FEES


Distribution related expenses incurred by ISI for the fiscal year ended October 31, 1998 are listed in the table below. These expenses have been partially reimbursed to ISI by a 12b-1 arrangement with the funds.



                                      IDEX ALGER             IDEX GE/SCOTTISH EQUITABLE
                                  AGGRESSIVE GROWTH             INTERNATIONAL EQUITY
                           -------------------------------- ----------------------------
                                A          B         M*          A         B       M*
                             SHARES     SHARES     SHARES     SHARES    SHARES   SHARES
                           ---------- ---------- ---------- ---------- -------- --------
Advertising                 $  7,897   $ 2,634    $ 1,469    $ 1,075    $  410   $  139
Printing/mailing
 prospectuses to
 other than current
 shareholders               $ 29,161   $ 9,372    $ 6,281    $ 4,134    $1,466   $  702
Compensation to
 underwriters               $ 48,327   $ 4,225    $ 5,769    $ 7,401    $  233   $  646
Compensation to dealers     $ 49,265   $ 4,188    $ 5,466    $ 2,368    $  165   $  496
Compensation to sales
 personnel                  $ 17,469   $ 5,923    $ 2,966    $ 2,366    $  952   $  296
Interest or other finance
 charges                    $      0   $     0    $     0    $     0    $    0   $    0
Travel                      $  3,473   $ 1,155    $   613    $   474    $  193   $   73
Office expenses             $ 14,557   $ 4,708    $ 2,954    $ 2,011    $  755   $  330
Administrative processing
 costs                      $  5,884   $ 2,510    $ 2,010    $ 1,685    $1,534   $1,480
TOTAL                       $909,355   $34,715    $27,528    $21,514    $5,708   $4,162

                                      IDEX JCC
                                CAPITAL APPRECIATION                IDEX JCC GLOBAL
                           ------------------------------ -----------------------------------
                                A          B        M*          A            B         M*
                             SHARES     SHARES    SHARES      SHARES      SHARES     SHARES
                           ---------- ---------- -------- ------------- ---------- ----------
Advertising                 $ 3,204    $   746    $  220   $   54,953    $ 40,053   $ 19,737
Printing/mailing
 prospectuses to
 other than current
 shareholders               $13,343    $ 2,664    $  863   $  197,285    $129,515   $ 76,772
Compensation to
 underwriters               $38,127    $ 2,359    $2,486   $  295,263    $ 13,642   $ 32,628
Compensation to dealers     $18,640    $ 2,723    $1,542   $  369,223    $ 31,236   $ 79,303
Compensation to sales
 personnel                  $ 6,792    $ 1,680    $  478   $  121,003    $ 91,326   $ 40,644
Interest or other finance
 charges                    $     0    $     0    $    0   $        0    $      0   $      0
Travel                      $ 1,440    $   330    $  100   $   22,844    $ 16,513   $  7,587
Office expenses             $ 6,469    $ 1,344    $  432   $   96,227    $ 65,071   $ 35,639
Administrative processing
 costs                      $ 3,304    $ 1,905    $1,667   $   15,335    $  5,884   $  4,198
TOTAL                       $91,319    $13,751    $7,788   $1,172,133    $393,240   $296,508

--------------

* All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999, each fund began offering a new Class C share that has different fees and expenses than the previous Class C share. Information is not included for the new Class C share because the Fund began offering those shares on November 1, 1999.

                                                 IDEX JCC GROWTH*                IDEX C.A.S.E. GROWTH
                                        ----------------------------------- ------------------------------
                                              A            B         M**         A          B        M**
                                            SHARES      SHARES     SHARES     SHARES     SHARES    SHARES
                                        ------------- ---------- ---------- ---------- ---------- --------
Advertising                               $   77,405    $ 11,673   $ 19,518   $ 1,400    $   658    $  320
Printing/mailing prospectuses to other
 than current shareholders                $  280,860    $ 32,758   $ 41,586   $ 5,787    $ 2,940    $1,859
Compensation to underwriters              $  757,228    $ 11,998   $ 26,389   $ 5,961    $   765    $1,149
Compensation to dealers                   $1,042,306    $ 10,067   $ 21,834   $ 5,260    $ 2,597    $3,309
Compensation to sales personnel           $  169,895    $ 27,606   $ 48,270   $ 3,202    $ 1,442    $  605
Interest or other finance charges         $        0    $      0   $      0   $     0    $     0    $    0
Travel                                    $   32,301    $  4,779   $  7,581   $   753    $   337    $  157
Office expenses                           $  136,860    $ 17,364   $ 24,079   $ 3,058    $ 1,457    $  821
Administrative processing costs           $   36,001    $  3,720   $  3,307   $ 1,943    $ 1,691    $1,576
TOTAL                                     $2,532,856    $119,965   $192,564   $27,364    $11,887    $9,796



                                             IDEX NWQ VALUE EQUITY
                                        -------------------------------
                                             A          B        M**
                                          SHARES     SHARES     SHARES
                                        ---------- ---------- ---------
Advertising                               $ 2,032    $ 1,487    $   611
Printing/mailing prospectuses to other
 than current shareholders                $ 9,573    $ 6,341    $ 3,314
Compensation to underwriters              $12,245    $ 1,414    $ 3,864
Compensation to dealers                   $ 6,590    $ 1,103    $ 1,501
Compensation to sales personnel           $ 3,986    $ 3,131    $ 1,221
Interest or other finance charges         $     0    $     0    $     0
Travel                                    $   899    $   655    $   320
Office expenses                           $ 4,483    $ 2,983    $ 1,553
Administrative processing costs           $ 2,125    $ 1,826    $ 1,645
TOTAL                                     $41,933    $18,940    $14,029



                                         IDEX LKCM STRATEGIC TOTAL RETURN    IDEX DEAN ASSET ALLOCATION
                                         -------------------------------- --------------------------------
                                              A          B         M**         A          B         M**
                                           SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                         ---------- ---------- ---------- ---------- ---------- ----------
 Advertising                              $  6,160   $ 2,587    $ 1,783    $ 3,036    $ 3,274    $ 2,067
 Printing/mailing prospectuses to other
  than current shareholders               $ 25,647   $10,979    $ 9,069    $12,382    $13,879    $ 9,786
 Compensation to underwriters             $ 48,644   $ 4,375    $ 8,564    $26,061    $10,044    $11,881
 Compensation to dealers                  $ 18,621   $ 2,134    $ 3,600    $ 8,878    $ 6,582    $ 4,314
 Compensation to sales personnel          $ 12,640   $ 5,389    $ 3,350    $ 6,414    $ 6,755    $ 4,281
 Interest or other finance charges        $      0   $     0    $     0    $     0    $     0    $     0
 Travel                                   $  2,556   $ 1,132    $   759    $ 1,319    $ 1,370    $ 1,030
 Office expenses                          $ 12,047   $ 5,223    $ 4,027    $ 5,951    $ 6,430    $ 4,775
 Administrative processing costs          $  3,166   $ 2,082    $ 1,913    $ 2,357    $ 2,088    $ 1,847
 TOTAL                                    $128,481   $33,901    $33,065    $66,398    $50,422    $39,981



                                                IDEX JCC BALANCED
                                         -------------------------------
                                              A          B        M**
                                           SHARES     SHARES     SHARES
                                         ---------- ---------- ---------
 Advertising                              $ 4,556    $ 4,219    $ 1,509
 Printing/mailing prospectuses to other
  than current shareholders               $17,283    $11,366    $ 5,778
 Compensation to underwriters             $32,505    $ 2,083    $ 2,917
 Compensation to dealers                  $10,388    $ 1,745    $ 3,232
 Compensation to sales personnel          $ 9,677    $ 9,935    $ 3,100
 Interest or other finance charges        $     0    $     0    $     0
 Travel                                   $ 1,806    $ 1,643    $   525
 Office expenses                          $ 8,090    $ 5,952    $ 2,508
 Administrative processing costs          $ 2,395    $ 1,772    $ 1,648
 TOTAL                                    $86,700    $38,715    $21,217



                                           IDEX JCC FLEXIBLE INCOME         IDEX AEGON INCOME PLUS
                                        ------------------------------ --------------------------------
                                             A         B        M**         A          B         M**
                                          SHARES    SHARES    SHARES     SHARES     SHARES     SHARES
                                        ---------- -------- ---------- ---------- ---------- ----------
Advertising                              $ 1,438    $  864   $   920       6,829   $ 1,731    $ 1,324
Printing/mailing prospectuses to other
 than current shareholders               $ 5,415    $2,168   $ 2,758    $ 25,783   $ 5,070    $ 6,169
Compensation to underwriters             $24,302    $  545   $   916    $104,696   $ 1,435    $ 4,879
Compensation to dealers                  $12,267    $  697   $ 1,862    $ 60,733   $ 1,076    $ 6,383
Compensation to sales personnel          $ 3,184    $2,041   $ 2,281    $ 15,071   $ 3,956    $ 2,576
Interest or other finance charges        $     0    $    0   $     0    $      0   $     0    $     0
Travel                                   $   649    $  321   $   456    $  3,051   $   681    $   564
Office expenses                          $ 2,721    $1,139   $ 1,583    $ 12,859   $ 2,631    $ 2,853
Administrative processing costs          $ 2,108    $1,490   $ 1,518    $  3,438   $ 1,584    $ 1,649
TOTAL                                    $52,084    $9,265   $12,294    $232,460   $18,164    $26,397



                                            IDEX AEGON TAX EXEMPT
                                        -----------------------------
                                             A         B       M**
                                          SHARES    SHARES    SHARES
                                        ---------- -------- ---------
Advertising                              $ 2,211    $  204   $  513
Printing/mailing prospectuses to other
 than current shareholders               $ 9,432    $  491   $1,777
Compensation to underwriters             $31,751    $  260   $1,184
Compensation to dealers                  $25,800    $  318   $1,331
Compensation to sales personnel          $ 5,034    $  500   $1,110
Interest or other finance charges        $     0    $    0   $    0
Travel                                   $ 1,192    $   86   $  199
Office expenses                          $ 4,887    $  288   $  857
Administrative processing costs          $ 1,962    $1,440   $1,481
TOTAL                                    $82,269    $3,587   $8,452

------------------------------


* Class T shares of IDEX JCC Growth are not subject to annual distribution and service fees.

** All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999, each fund began offering a new Class C share that has different fees and expenses than the previous Class C share. Information is not included for the new Class C share because the Fund began offering those shares on November 1, 1999.


No expenses are listed for IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, or IDEX T. Rowe Price Small Cap as these funds commenced operations March 1, 1999.

                         NET ASSET VALUE DETERMINATION


Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or
(iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by dividing the total value of the fund's securities, receivables and other assets allocable to that class by the total number of shares outstanding of that class. The public offering price of a Class A, Class B, Class C, Class M or Class T share of a fund is the net asset value per share plus, the applicable sales charge in the case of Class A, Class M or Class T shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith. (No information is included in the chart below for IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth or IDEX T. Rowe Price Small Cap as these funds commenced operations March 1, 1999.)


                OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS:

                                     NET ASSET VALUE PER SHARE            ADD MAXIMUM        AMOUNT OF SALES     OFFERING PRICE
AS OF OCTOBER 31, 1998            (NET ASSETS/SHARES OUTSTANDING)     SELLING COMMISSION          CHARGE           PER SHARE
------------------------------   ---------------------------------   --------------------   -----------------   ---------------
IDEX Alger Aggressive Growth
 Class A                                       $22.24                        5.50%                 $1.29              $23.53
 Class B                                       $21.93                        0.00%                 $0.00              $21.93
 Class M*                                      $21.98                        1.00%                 $0.22              $22.20
IDEX GE/Scottish Equitable
 International Equity
 Class A                                       $10.77                        5.50%                 $0.63              $11.40
 Class B                                       $10.71                        0.00%                 $0.00              $10.71
 Class M*                                      $10.72                        1.00%                 $0.11              $10.83
IDEX JCC Capital Appreciation
 Class A                                       $16.97                        5.50%                 $0.99              $17.96
 Class B                                       $16.72                        0.00%                 $0.00              $16.72
 Class M*                                      $16.76                        1.00%                 $0.17              $16.93
IDEX JCC Global
 Class A                                       $24.09                        5.50%                 $1.40              $25.49
 Class B                                       $23.62                        0.00%                 $0.00              $23.62
 Class M*                                      $23.56                        1.00%                 $0.24              $23.80
IDEX JCC Growth
 Class A                                       $29.35                        5.50%                 $1.71              $31.06
 Class B                                       $28.63                        0.00%                 $0.00              $28.63
 Class M*                                      $28.74                        1.00%                 $0.29              $29.03
 Class T                                       $29.74                        8.50%                 $2.76              $32.50
IDEX C.A.S.E. Growth
 Class A                                       $10.14                        5.50%                 $0.59              $10.73
 Class B                                       $10.02                        0.00%                 $0.00              $10.02
 Class M*                                      $10.04                        1.00%                 $0.10              $10.14
IDEX NWQ Value Equity
 Class A                                       $11.09                        5.50%                 $0.65              $11.74
 Class B                                       $10.98                        0.00%                 $0.00              $10.98
 Class M*                                      $11.00                        1.00%                 $0.11              $11.11

                                      NET ASSET VALUE PER SHARE          ADD MAXIMUM      AMOUNT OF SALES   OFFERING PRICE
AS OF OCTOBER 31, 1998             (NET ASSETS/SHARES OUTSTANDING)   SELLING COMMISSION        CHARGE          PER SHARE
--------------------------------- --------------------------------- -------------------- ----------------- ----------------
IDEX LKCM Strategic Total Return
 Class A                                        $16.18                       5.50%               $0.94            $17.12
 Class B                                        $16.17                       0.00%               $0.00            $16.17
 Class M*                                       $16.17                       1.00%               $0.16            $16.33
IDEX Dean Asset Allocation
 Class A                                        $13.14                       5.50%               $0.76            $13.90
 Class B                                        $13.13                       0.00%               $0.00            $13.13
 Class M*                                       $13.13                       1.00%               $0.13            $13.26
IDEX JCC Balanced
 Class A                                        $14.75                       5.50%               $0.86            $15.61
 Class B                                        $14.74                       0.00%               $0.00            $14.74
 Class M*                                       $14.74                       1.00%               $0.15            $14.89
IDEX JCC Flexible Income
 Class A                                        $ 9.84                       4.75%               $0.49            $10.33
 Class B                                        $ 9.83                       0.00%               $0.00            $ 9.83
 Class M*                                       $ 9.84                       1.00%               $0.10            $ 9.94
IDEX AEGON Income Plus
 Class A                                        $10.43                       4.75%               $0.52            $10.95
 Class B                                        $10.42                       0.00%               $0.00            $10.42
 Class M*                                       $10.42                       1.00%               $0.11            $10.53
IDEX AEGON Tax Exempt
 Class A                                        $11.94                       4.75%               $0.60            $12.54
 Class B                                        $11.94                       0.00%               $0.00            $11.94
 Class M*                                       $11.94                       1.00%               $0.12            $12.06

--------------

* All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999, each fund began offering a new Class C share that has different fees and expenses than the previous Class C share. Information is not included for the new Class C share because the Fund began offering those shares on November 1, 1999.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class M shares of a fund are anticipated to be lower than the per share income dividends on Class A shares of that fund (and Class T shares of IDEX JCC Growth), as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.

                              SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts isset forth in the prospectus.

                                RETIREMENT PLANS


The Fund offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. IFTC, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of IFTC and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. IDEX AEGON Tax Exempt is not well-suited as an investment vehicle for tax-deferred retirement plans which cannot benefit from tax-exempt income and whose distributed earnings are taxable to individual recipients as ordinary income. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.


                             REDEMPTION OF SHARES


Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. CLASS B SHARE AND CLASS M SHARE AND CERTAIN CLASS A AND CLASS T SHARE PURCHASES ARE ALSO SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE UPON CERTAIN REDEMPTIONS. THE PROSPECTUS DESCRIBES THE REQUIREMENTS AND PROCEDURES FOR THE REDEMPTION OF SHARES.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.


Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.


The CDSC is waived on redemptions of Class B and Class M shares in the circumstances described below:

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a Class B or M shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserves the right to change the terms and conditions of the SWP and the ability to offer the SWP.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of Class B or M shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

A fund will waive the CDSC on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account (e.g., attainment of age 591/2, separation from service, death, disability, loans, hardships, withdrawals of excess contributions pursuant to applicable IRS rules or withdrawals based on life expectancy under applicable IRS rules). This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.


                                     TAXES


Each fund has qualified (except IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap which all intend to qualify), and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code.


A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

If IDEX AEGON Tax Exempt invests in any instruments that generate taxable income, distributions of the interest earned thereon will be taxable to that fund's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that fund realizes capital gains as a result of market transactions, any distributions of that gain also will be taxable to its shareholders.


Proposals may be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of municipal securities for investment by IDEX AEGON Tax Exempt and the value of its portfolio securities would be affected. In that event, IDEX AEGON Tax Exempt will re-evaluate its investment objective and policies.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of IDEX JCC Global's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it.


Pursuant to the election, a fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to: (1) include in gross income, and treat as paid by him, his proportionate share of those taxes; (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources; and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. IDEX JCC Global will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


Each fund, except IDEX AEGON Tax Exempt, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss). This will occur even if they are not distributed to the fund and those amounts would be subject to the distribution requirements described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A fund, however, may qualify for, and may make, an election permitted under
Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the fund to foreign countries (which taxes relate primarily to investment income). A fund may make an election under
Section 853 of the Code, provided that more than 50% of the value of the fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the fund satisfies applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code. In addition, another election is available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized although any such gains recognized will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the PFIC rules would be eliminated, but a fund could, in limited circumstances, incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's election with respect to PFIC stock.


The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

If a fund satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each fund intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the fund's hedging transactions. To the extent this treatment is not available, a fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the fund to continue to qualify as a RIC.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                            PRINCIPAL SHAREHOLDERS

To the knowledge of the Fund, as of September 30, 1999, no shareholders owned beneficially or of record 5% or more of the outstanding shares of beneficial interest of IDEX Alger Aggressive Growth, IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX AEGON Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, or IDEX T. Rowe Price Small Cap. National Heritage Foundation for the benefit of VORA, Falls Church,
Virginia, owns approximately   % of the outstanding shares of beneficial
interest of the IDEX GE/Scottish Equitable International Equity; Donaldson, Lufkin & Jenrette Securities Corporation, Jersey City, New Jersey, owns
approximately   % of the outstanding shares of beneficial interest of the IDEX
GE/Scottish Equitable International Equity, and ISI owned beneficially or of
record approximately   % of the IDEX GE/Scottish Equitable International Equity
and   % of IDEX C.A.S.E. Growth. As of September 30, 1999 certain affiliates of
AIMI were the record owners of shares of beneficial interest of IDEX AEGON
Income Plus, AUSA Life Insurance Company owned beneficially or of record   % of
the outstanding shares. As of September 30, 1999, State Street Bank and Trust Company as Trustee for the ConAgra Retirement Income Savings Plan, Boston,
Massachusetts, owned approximately   % of the outstanding shares of beneficial
interest of IDEX JCC Growth.

As of           , 1999, G. John Hurley, as Trustee of the Lydia A. Bickerton
Charitable Trust ("Charitable Trust"), dated 1-18-84, Clearwater, Florida owned
   % of Class A outstanding shares of beneficial interest of the IDEX Goldman Sachs Growth fund, and ISI, the Fund's principal underwriter, owned
beneficially or of record approximately   % of Class A outstanding shares of
beneficial interest of the IDEX Goldman Sachs fund. Mr. Hurley, as Chairman of the Board of ISI and as Trustee of the Charitable Trust, may be deemed to have "control" of the IDEX Goldman Sachs Growth fund as defined by the 1940 Act.


                                 MISCELLANEOUS

ORGANIZATION

Each fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

On October 1, 1993, in a tax-free reorganization, IDEX JCC Flexible Income acquired all of the assets and assumed all of the liabilities of IDEX Total Income Trust ("IDEX Total") in exchange for shares of IDEX JCC Flexible Income which were then distributed to IDEX Total shareholders. All historical financial and performance information set forth in this SAI relates to IDEX Total prior to the date it was reorganized into the IDEX JCC Flexible Income.

On September 20, 1996 in a tax-free reorganization, IDEX JCC Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX JCC Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.


The shares of beneficial interest of each fund are divided into four classes, Class A, Class B, Class C and Class M shares; IDEX JCC Growth includes a fifth class, Class T shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed within 24 months of purchase; Class B shares are subject to a CDSC, or back-end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed within 18 months of purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class T shares of the IDEX JCC Growth are subject to an initial sales charge and are subject to a CDSC if redeemed with 24 months of purchase. Class T shares have no annual distribution and service fees. Class T shares are NOT available to new investors; only existing Class T shareholders (who were shareholders of IDEX Fund or IDEX Fund 3 on September 20, 1996) may purchase additional Class T shares. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.


LEGAL COUNSEL AND AUDITORS

Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110 serves as independent accountants for the Fund.

REGISTRATION STATEMENT


This SAI and the prospectus for the Fund does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                            PERFORMANCE INFORMATION


Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                P(1 + T)n = ERV


(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each fund's expenses on an annual basis, and assume that the maximum sales load (Class A, M and Class T shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares. (No information is included for the new Class C shares as the Fund began offering those shares on November 1, 1999.)

                          AVERAGE ANNUAL TOTAL RETURN



                                                                         IDEX GE/SCOTTISH EQUITABLE
                                       IDEX ALGER AGGRESSIVE GROWTH         INTERNATIONAL EQUITY
AS OF OCTOBER 31, 1998                            CLASS                            CLASS
----------------------               -------------------------------- --------------------------------
                                          A          B        M***         A          B        M***
                                     ---------- ---------- ---------- ---------- ---------- ----------
Inception Date                         12/02/94   10/01/95   12/02/94   02/01/97   02/01/97   02/01/97
Sales Charge                              5.50%          *      1.00%      5.50%          *      1.00%
12b-1 Fee                                 0.35%      1.00%      0.90%      0.35%      1.00%      0.90%

Average Annual Total Return Including
 Sales Charges:
 1 year                                  15.74%     17.04%     20.89%    (3.07)%    (3.11)%      0.97%
 5 years                                    N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A        N/A        N/A
 Inception                               25.31%     11.87%     26.45%     1.50 %     1.92 %      3.68%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                  22.48%     22.04%     22.11%     2.58 %     1.89 %      1.99%
 5 years                                    N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A        N/A        N/A
 Inception                               27.13%     12.37%     26.78%      4.85%      4.17%      4.28%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                  22.48%     22.04%     22.11%     2.58 %     1.89 %      1.99%
 5 years                                    N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A        N/A        N/A
 Inception                              156.14%     43.32%    153.33%     8.59 %     7.36 %      7.55%



                                      IDEX JCC CAPITAL APPRECIATION
AS OF OCTOBER 31, 1998                            CLASS
----------------------               --------------------------------
                                          A          B         M***
                                     ---------- ----------  ---------
Inception Date                         12/02/94   10/01/95   12/02/94
Sales Charge                              5.50%          *      1.00%
12b-1 Fee                                 0.35%      1.00%      0.90%

Average Annual Total Return Including
 Sales Charges:
 1 year                                   3.83%      4.35%      8.34%
 5 years                                    N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A
 Inception                               16.00%     10.37%     16.89%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                   9.87%      9.35%      9.43%
 5 years                                    N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A
 Inception                               17.69%     10.90%     17.19%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                   9.87%      9.35%      9.43%
 5 years                                    N/A        N/A        N/A
 10 years                                   N/A        N/A        N/A
 Inception                               89.29%     37.59%     86.17%



                                             IDEX JCC GLOBAL                       IDEX JCC GROWTH
AS OF OCTOBER 31, 1998                            CLASS                                 CLASS
----------------------               -------------------------------- -------------------------------------------
                                          A          B        M***          A          B        M***        T**
                                     ---------- ---------- ----------  ---------- ---------- ----------  --------
Inception Date                         10/01/92   10/01/95   10/01/93    05/08/86   10/01/95   10/01/93   6/04/85
Sales Charge                              5.50%          *      1.00%       5.50%          *      1.00%     8.50%
12b-1 Fee                                 0.35%      1.00%      0.90%       0.35%      1.00%      0.90%        0%

Average Annual Total Return Including
 Sales Charges:
 1 year                                   5.17%      5.93%      9.97%      27.77%     29.96%     32.65%    24.01%
 5 years                                 15.66%        N/A     16.33%      18.08%        N/A     18.84%    17.81%
 10 years                                   --%        N/A        N/A      18.81%        N/A        N/A    18.77%
 Inception                               19.59%     18.18%     17.69%      17.35%     22.46%     18.50%    17.65%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                  11.30%     10.93%     11.08%      35.21%     34.96%     35.00%    35.53%
 5 years                                 16.98%        N/A     16.33%      19.43%        N/A     19.07%    19.92%
 10 years                                   --%        N/A        N/A      19.48%        N/A        N/A    19.83%
 Inception                               20.71%     18.64%     17.92%      17.89%     22.88%     18.74%    18.44%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                  11.30%     10.93%     11.08%      35.21%     34.96%     35.00%    35.53%
 5 years                                119.02%        N/A    115.20%     142.96%        N/A    139.38%   147.99%
 10 years                                   N/A        N/A        N/A     493.06%        N/A        N/A   510.64%
 Inception                              213.98%     69.41%    131.08%     679.92%     88.79%    139.35%   866.59%

                                         IDEX C.A.S.E. GROWTH            IDEX NWQ VALUE EQUITY
AS OF OCTOBER 31, 1998                          CLASS                            CLASS
----------------------             -------------------------------- --------------------------------
                                        A          B        M***         A          B        M***
                                   ---------- ---------- ---------- ---------- ---------- ----------
Inception Date                       02/01/96   02/01/96   02/01/96   02/01/97   02/01/97   02/01/97
Sales Charge                            5.50%          *      1.00%      5.50%          *      1.00%
12b-1 Fee                               0.35%      1.00%      0.90%      0.35%      1.00%      0.90%

Average Annual Total Return
 Including Sales Charges:
 1 year                              (19.51)%   (19.63)%   (17.00)%   (10.18)%   (10.27)%    (7.34)%
 5 years                                  N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A        N/A        N/A        N/A
 Inception                              3.18%      3.67%      4.40%      2.96%      3.51%      5.22%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                              (14.83)%   (15.40)%   (15.31)%    (4.96)%    (5.55)%    (5.46)%
 5 years                                  N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A        N/A        N/A        N/A
 Inception                              5.33%      4.69%      4.79%      6.37%      5.74%      5.83%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                              (14.83)%   (15.40)%   (15.31)%    (4.96)%    (5.55)%    (5.46)%
 5 years                                  N/A        N/A        N/A        N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A        N/A        N/A        N/A
 Inception                             15.32%     13.41%     13.70%     11.33%     10.18%     10.36%

                                   IDEX LKCM STRATEGIC TOTAL RETURN
AS OF OCTOBER 31, 1998                          CLASS
----------------------             --------------------------------
                                        A          B         M***
                                   ---------- ----------  ---------
Inception Date                       12/02/94   10/01/95   12/02/94
Sales Charge                            5.50%          *      1.00%
12b-1 Fee                               0.35%      1.00%      0.90%

Average Annual Total Return
 Including Sales Charges:
 1 year                                 1.52%      1.74%      4.78%
 5 years                                  N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A
 Inception                             15.07%     14.03%     15.83%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                 7.43%      6.74%      6.85%
 5 years                                  N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A
 Inception                             16.74%     14.52%     16.12%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                 7.43%      6.74%      6.85%
 5 years                                  N/A        N/A        N/A
 10 years                                 N/A        N/A        N/A
 Inception                             83.40%     51.95%     79.61%



                                        IDEX DEAN ASSET ALLOCATION           IDEX JCC BALANCED
AS OF OCTOBER 31, 1998                            CLASS                            CLASS
----------------------               -------------------------------- -------------------------------
                                          A          B        M***         A         B        M***
                                     ---------- ---------- ---------- ---------- --------- ----------
Inception Date                         10/01/95   10/01/95   10/01/95   12/02/94   10/1/95   12/02/94
Sales Charge                              5.50%          *      1.00%      5.50%         *      1.00%
12b-1 Fee                                 0.35%      1.00%      0.90%      0.35%     1.00%      0.90%

Average Annual Total Return Including
 Sales Charge:
 1 year                                   1.35%      1.56%      4.60%      8.38%     8.97%     11.94%
 5 years                                    N/A        N/A        N/A        N/A       N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A       N/A        N/A
 Inception                               10.71%     11.52%     11.78%     17.68%    18.40%     18.45%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                   7.25%      6.56%      6.67%     14.69%    13.97%     14.08%
 5 years                                    N/A        N/A        N/A        N/A       N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A       N/A        N/A
 Inception                               12.75%     12.04%     12.15%     19.39%    18.85%     18.76%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                   7.25%      6.56%      6.67%     14.69%    13.97%     14.08%
 5 years                                    N/A        N/A        N/A        N/A       N/A        N/A
 10 years                                   N/A        N/A        N/A        N/A       N/A        N/A
 Inception                               44.83%     42.01%     42.44%    100.23%    70.36%     96.12%

                                        IDEX JCC FLEXIBLE INCOME
AS OF OCTOBER 31, 1998                            CLASS
----------------------               --------------------------------
                                          A          B         M***
                                     ---------- ----------  ---------
Inception Date                         06/29/87   10/01/95   10/01/93
Sales Charge                              4.75%          *      1.00%
12b-1 Fee                                 0.35%      1.00%      0.90%

Average Annual Total Return Including
 Sales Charge:
 1 year                                   2.32%      1.74%      4.77%
 5 years                                  6.21%        N/A      6.44%
 10 years                                 7.74%        N/A        N/A
 Inception                                7.99%      7.75%      6.50%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                   7.43%      6.74%      6.84%
 5 years                                  7.25%        N/A      6.65%
 10 years                                 8.27%        N/A        N/A
 Inception                                8.45%      8.30%      6.71%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                   7.43%      6.74%      6.84%
 5 years                                 41.88%        N/A     38.00%
 10 years                               121.34%        N/A        N/A
 Inception                              150.96%     27.89%     39.11%

                                            IDEX AEGON INCOME PLUS                 IDEX AEGON TAX EXEMPT
AS OF OCTOBER 31, 1998                              CLASS                                  CLASS
----------------------               ------------------------------------   ------------------------------------
                                          A            B          M***           A            B           M***
                                     ----------   ----------   ----------   ----------   ----------    ---------
Inception Date                          6/14/85     10/01/95     10/01/93     04/01/85     10/01/95     10/01/93
Sales Charge                              4.75%            *        1.00%        4.75%            *        1.00%
12B-1 Fee                                 0.35%        1.00%        0.90%        0.35%        1.00%        0.60%

Average Annual Total Return
 Including Sales Charges:
 1 year                                 (1.38)%      (2.13)%        0.94%        2.10%        1.50%        4.85%
 5 years                                 6.16 %          N/A        6.28%        4.84%          N/A        5.39%
 10 years                                9.31 %          N/A          N/A        6.51%          N/A          N/A
 Inception                               9.79 %       7.05 %        6.42%        7.77%        6.06%        5.36%

Average Annual Total Return Without
 Deduction of Sales Charge:
 1 year                                  3.54 %       2.87 %        2.97%        7.19%        6.50%        6.92%
 5 years                                 7.19 %          N/A        6.49%        5.87%          N/A        5.60%
 10 years                                9.84 %          N/A          N/A        7.03%          N/A          N/A
 Inception                              10.19 %       7.62 %        6.63%        8.15%        6.63%        5.57%

Cumulative Total Return Without
 Deduction of Sales Charge:
 1 year                                  3.54 %       2.87 %        2.97%        7.19%        6.50%        6.92%
 5 years                                41.53 %          N/A       36.97%       33.00%          N/A       31.32%
 10 years                              155.67 %          N/A          N/A       97.29%          N/A          N/A
 Inception                             266.15 %      25.39 %       38.59%      189.91%       21.89%       31.69%

------------------------------

* The contingent deferred sales charge on redemption of Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. The Class A, M and T shares are subject to a 1% contingent deferred sales charge.
 ** Performance of Class T Shares of IDEX JCC Growth is based on the historical performance of IDEX Fund from its inception on June 4, 1985 until the reorganization of IDEX Fund and IDEX Fund 3 into Class T Shares of IDEX Series Fund Growth Portfolio on September 20, 1996; and the historical performance of Class T Shares of IDEX JCC Growth thereafter.
*** Effective March 1, 1999, Class C shares became Class M shares.


No information is included for IDEX Goldman Sachs Growth, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Dividend Growth, IDEX T. Rowe Price Small Cap and IDEX Salomon All Cap as they did not commence operations until March 1, 1999.


The current yield for a particular class of shares of each of IDEX JCC Flexible Income, IDEX AEGON Tax Exempt, IDEX AEGON Income Plus, IDEX JCC Balanced, IDEX AEGON Income Plus, IDEX Dean Asset Allocation or IDEX LKCM Strategic Total Return is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.

                                  CURRENT YIELD


                                           30 DAY PERIOD
                                           ENDED 10/31/98
                                          ---------------
  IDEX LKCM STRATEGIC TOTAL RETURN
   Class A                                     1.06%
   Class B                                     0.52%
   Class M*                                    0.60%
  IDEX JCC BALANCED
   Class A                                     1.81%
   Class B                                     1.31%
   Class M*                                    1.41%
  IDEX JCC FLEXIBLE INCOME
   Class A                                     4.95%
   Class B                                     4.55%
   Class M*                                    4.66%
  IDEX AEGON TAX EXEMPT
   Class A                                     3.33%
   Class B                                     2.85%
   Class M*                                    3.25%
  IDEX AEGON INCOME PLUS
   Class A                                     5.57%
   Class B                                     5.20%
   Class M*                                    5.29%
  IDEX DEAN ASSET ALLOCATION
   Class A                                     1.31%
   Class B                                     0.78%
   Class M*                                    0.87%

------------------------------
* All shares designated as Class C shares prior to March 1, 1999 were renamed as Class M shares on that date. Effective November 1, 1999, each fund began offering a new Class C share that has different fees and expenses than the previous Class C share. Information is not included for the new Class C share because the Fund began offering those shares on November 1, 1999.

The tax equivalent yield of IDEX AEGON Tax Exempt is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. The tax equivalent yield of IDEX AEGON Tax Exempt Class A, Class B and Class M shares based on a 30-day period ended October 31, 1998 was 4.63%, 3.96% and 4.51%, respectively.

From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as WALL STREET JOURNAL, BOSTON GLOBE, NEW YORK TIMES, LOS ANGELES TIMES, CHRISTIAN SCIENCE MONITOR, USA TODAY, TAMPA TRIBUNE, ST. PETERSBURG TIMES, FINANCIAL TIMES, HARTFORD CURRENT, INTERNATIONAL HERALD TRIBUNE, INVESTOR'S BUSINESS DAILY, BOSTON HERALD, WASHINGTON POST, KIPLINGER'S WASHINGTON LETTER, KIPLINGER'S TAX REPORT, KIPLINGER'S PERSONAL FINANCE MAGAZINE, BARRON'S, BUSINESS WEEK, FINANCIAL SERVICES WEEK, NATIONAL UNDERWRITER, TIME, NEWSWEEK, PENSIONS & INVESTMENTS, U.S. NEWS AND WORLD REPORT, MORNINGSTAR MUTUAL FUND VALUES, ECONOMIST, BANK LETTER, BOSTON BUSINESS JOURNAL, RESEARCH RECOMMENDATIONS, FACS OF THE WEKK, MONEY, MODERN MATURITY, FORBES, FORTUNE, FINANCIAL PLANNER, AMERICAN BANKER, U.S. BANKER, ABA BANKING JOURNAL, INSTITUTIONAL INVESTOR (U.S./EUROPE), REGISTERED REPRESENTATIVE, INDEPENDENT AGENT, AMERICAN DEMOGRAPHICS, TRUSTS & ESTATES, CREDIT UNION MANAGEMENT, PERSONAL INVESTOR, NEW ENGLAND BUSINESS, BUSINESS MONTH, GENTLEMEN'S QUARTERLY, EMPLOYEE RESEARCH REPORT, EMPLOYEE BENEFIT PLAN REVIEW, ICI MUTUAL FUND NEWS, SUCCEED, JOHNSON CHARTS, WEISENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND QUARTERLY, FINANCIAL WORLD MAGAZINE, CONSUMER REPORTS, BABSON-UNITED MUTUAL FUND SELECTOR AND MUTUAL FUND ENCYCLOPEDIA (DEARBORN FINANCIAL PUBLISHING). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A, Class M and Class T shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A, Class M and Class T shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A, Class M and Class T shares. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods. The Fund or the Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to IDEX AEGON Tax Exempt or otherwise.

                              FINANCIAL STATEMENTS

Audited financial statements for IDEX Alger Aggressive Growth, IDEX GE/Scottish Equitable International Equity, IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX AEGON Tax Exempt for the fiscal year ended October 31, 1998 are incorporated by reference from the Fund's Annual Report dated October 31, 1998. No information is included for IDEX Goldman Sachs Growth, IDEX T. Towe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth or IDEX T. Towe Price Small Cap as they did not commence operations until March 1, 1999.

                                  APPENDIX A

               CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST

I. MUNICIPAL OBLIGATIONS IN WHICH IDEX AEGON TAX EXEMPT MAY INVEST

A. MUNICIPAL BONDS


GENERAL INFORMATION. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works, and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general expenses and obtaining funds to lend to other public institutions and facilities.

The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but are not supported by the issuer's power to levy general taxes. Most industrial development bonds are in this category.

There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend, among other things, upon general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligations and rating of the issue.


INDUSTRIAL DEVELOPMENT BONDS AND PRIVATE ACTIVITY BONDS. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, such as airports or pollution control facilities. PABs generally are such bonds issued after August 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid thereon is exempt from federal income tax in the option of the bond counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed.


PURCHASES ON "WHEN-ISSUED" OR "DELAYED DELIVERY" BASIS. Sometimes the IDEX AEGON Tax Exempt may buy municipal bonds on a "when-issued" or "delayed delivery" basis. This means that when it agrees to buy, the terms of the bonds and the price it will pay are fixed, but it does not purchase and take delivery of the bonds until a later date (the "settlement date"), which is usually within one month. The IDEX AEGON Tax Exempt pays no money and receives no interest before the settlement date. The commitment to purchase securities on a when-issued or delayed delivery basis involves the risk that the market value of such securities may fall below cost prior to the settlement date. While the IDEX AEGON Tax Exempt may sell the municipal bonds before the settlement date, it will ordinarily do so only for investment management reasons. Ordinarily, the IDEX AEGON Tax Exempt purchases municipal bonds that it has agreed to buy on a when-issued or delayed delivery basis. Gains or losses on sales prior to the settlement date are not tax-exempt.

A municipal bond purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date. The IDEX AEGON Tax Exempt will direct the fund's custodian to segregate cash, U.S. government securities or other appropriate debt obligations owned by the fund that are at least equal in value to the amount the IDEX AEGON Tax Exempt will have to pay on the settlement date. If necessary, additional assets will be placed in the account daily so that the value of the account will at least equal the fund's purchase commitment.


B. MUNICIPAL NOTES


The IDEX AEGON Tax Exempt may invest in the following types of municipal notes, subject to the quality requirements described in the prospectus:

PROJECT NOTES. Project notes ("PNs") are issued on behalf of local authorities at auctions conducted by the United States Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. PNs are backed by the full faith and credit of the federal government through agreements with the local authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the PNs. Ordinarily, PNs are repaid by rolling over the notes or from the proceeds of new bonds or other securities which are issued to provide permanent financing.


BOND ANTICIPATION NOTES. Bond anticipation notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

TAX ANTICIPATION NOTES. Tax anticipation notes ("TANs") are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

REVENUE ANTICIPATION NOTES. Revenue anticipation notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

CONSTRUCTION LOAN NOTES. Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

BANK NOTES. Bank notes are notes issued by local governmental bodies and agencies as those described above to commercial banks as evidence of borrowings. Banks on occasion sell such notes to purchasers such as the IDEX AEGON Tax Exempt. The purposes for which the notes are issued vary, but bank notes are frequently issued to meet short-term working-capital or capital-project needs. These notes typically are redeemed with revenue from taxes or from long-term financing proceeds, and may have risks similar to the risks associated with TANs and RANs.

C. MUNICIPAL COMMERCIAL PAPER


Municipal commercial paper (also called "short-term discount notes") represents short-term obligations of state and local governments and their agencies issued typically to meet seasonal working capital or interim construction financing requirements. Municipal commercial paper is often issued at a discount, with shorter maturities than municipal notes. Such obligations are repayable from general revenues of the issuer or refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending or note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

While the various types of municipal notes and municipal commercial paper described above as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the IDEX AEGON Tax Exempt may invest in such other types of notes to the extent permitted under its investment objective and policies. Such short-term obligations may be issued for different purposes and with different security than those mentioned above.


D. FLOATING RATE AND VARIABLE RATE OBLIGATIONS


IDEX AEGON Tax Exempt may purchase floating rate and variable rate obligations, including participation interests therein (see section E below). Investments in floating or variable rate securities normally will include IDBs which provide that the rate of interest is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank, and that the fund can demand payment of the obligation on short notice at par value plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have flexible rates that change whenever there is a change in the designated base interest rate. Frequently, such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor (i.e., the corporation utilizing the IDBs financing) or the bank, as the case may be, must be equivalent to the municipal obligation ratings required for purchases for the IDEX AEGON Tax Exempt.


E. PARTICIPATION INTERESTS

IDEX AEGON Tax Exempt may invest in participation interests purchased from banks in variable rate tax-exempt securities (such as IDBs) owned by the banks. A participation interest gives the purchaser an undivided interest in the tax-exempt security in the proportion that the fund's participation interest bears to the total principal amount of the tax-exempt security, and permits demand repurchase as described in section D above. Participations are frequently backed by an irrevocable letter of credit or guarantee of the bank offering the participation which the sub-adviser, under the supervision of the Board of Trustees, has determined meets the prescribed quality standards for the IDEX AEGON Tax Exempt. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on 7 days' notice for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise its demand rights under the letter of credit only (1) upon a default under the terms of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) upon a drop in the rating or the sub-adviser's evaluation of the underlying security. Banks charge a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the yield negotiated between the fund and the bank at which the instruments were purchased by the IDEX AEGON Tax Exempt. The sub-adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by the IDEX AEGON Tax Exempt, including the IDBs supported by bank letters of credit or guarantee, on the basis of published financial information, reports or rating agencies and other bank analytical services. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.


Obligations of issuers of municipal bonds, municipal notes and municipal commercial paper are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities' power to levy taxes. There is also the possibility that litigation or other conditions may materially affect the power or ability of an issuer to pay, when due, the principal of and interest on its municipal obligations.


II. OBLIGATIONS IN WHICH EACH FUND MAY INVEST
    (UNLESS OTHERWISE NOTED)

The funds may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

A. U.S. GOVERNMENT OBLIGATIONS


As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.


TREASURY BILLS. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.


TREASURY NOTES. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.


TREASURY BONDS. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

B. OBLIGATIONS OF FEDERAL AGENCIES, INSTRUMENTALITIES AND AUTHORITIES


Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and

Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.


C. CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

D. COMMERCIAL PAPER

Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

E. BANKERS' ACCEPTANCES

A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. A fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

F. REPURCHASE AGREEMENTS FOR U.S. GOVERNMENT SECURITIES


Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.


At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss.

III. OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

A. CORPORATE DEBT SECURITIES

A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

B. INTERNATIONAL AGENCY OBLIGATIONS


A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


C. BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS

Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.

D. VARIABLE OR FLOATING RATE SECURITIES

Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

E. PREFERRED STOCKS

Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

F. CONVERTIBLE SECURITIES

Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

G. COMMON STOCKS

Subject to its investment restrictions, a fund may invest in common stocks. IDEX JCC Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION

PART C

ITEM 23.          EXHIBITS

    List all exhibits filed as part of the Registration Statement.

         (a)  Restatement of Declaration of Trust (1)

         (b)  Bylaws, as amended (1)

         (c)  Not Applicable

         (d)  (1) Management and Investment Advisory Agreement
                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) IDEX GE/Scottish Equitable International Equity (1)
                  (cc) Agreement for IDEX JCC Capital Appreciation,
                       Global, Growth, Balanced and Flexible Income (6)
                  (dd) IDEX C.A.S.E. Growth (3)
                  (ee) IDEX NWQ Value Equity (2)
                  (ff) IDEX LKCM Strategic Total Return (1)
                  (gg) IDEX Dean Asset Allocation (1)
                  (hh) IDEX AEGON Income Plus (1)
                  (ii) IDEX AEGON Tax Exempt (1)
                  (jj) Form of Agreement for IDEX Goldman  Sachs Growth,
                       IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap. (6)

              (2) Investment Counsel Agreement
                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) (i) IDEX GE/Scottish Equitable International Equity
                           (2) (ii) IDEX GE/Scottish Equitable International Equity (2)
                  (cc) Agreement for IDEX JCC Capital Appreciation, Global,
                       Growth, Balanced and Flexible Income (6)
                  (dd) IDEX C.A.S.E. Growth (3)
                  (ee) IDEX NWQ Value Equity (5)
                  (ff) IDEX LKCM Strategic Total Return (1)
                  (gg) IDEX Dean Asset Allocation (4)
                  (hh) IDEX AEGON Income Plus (1)
                  (ii) IDEX AEGON Tax Exempt (1)
                  (jj) Form of Agreement for IDEX Goldman Sachs Growth (6)
                  (kk) Form of Agreement for IDEX T. Rowe Price Dividend Growth
                       and Small Cap (6)
                  (ll) Form of Agreement for IDEX Salomon All Cap (6)
                  (mm) Form of Agreement for IDEX Pilgrim Baxter Mid Cap
                       Growth (6)

         (e)   Administrative Services Agreement
                 (1) IDEX JCC Capital Appreciation (1)
                 (2) IDEX JCC Global (1)
                 (3) IDEX JCC Growth (1)
                 (4) IDEX JCC Balanced (1)
                 (5) IDEX JCC Flexible Income (1)

                  (6) Form of Agreement for IDEX Alger Aggressive Growth, IDEX
                      GE/Scottish Equitable International Equity, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX AEGON Income Plus and IDEX AEGON Tax Exempt. (6)

                  (7) Form of Agreement for IDEX Goldman Sachs Growth, IDEX T.
                      Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap. (6)

         (f)  Underwriting Agreement (5)
                  (1) Dealer's Sales Agreement
                  (2) Service Agreement
                  (3) Wholesaler's Agreement (3)


         (g) Trustees/Directors Deferred Compensation Plan (2)

         (h) Custody Agreement (2)

         (i) Transfer Agency Agreement with Idex Investor Services, Inc. (1)

         (j) Opinion of Counsel (8)

         (k) (1)  Consent of PricewaterhouseCoopers LLP (8)

             (2) Consent of Sutherland Asbill & Brennan, LLP (8)

         (l) Not Applicable

         (m) Investment Letter from Sole Shareholder (1)

         (n) (1) Plan of Distribution under Rule 12b-1 - Class A Shares
                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) IDEX GE/Scottish Equitable International Equity (1)
                  (cc) IDEX JCC Capital Appreciation (1)
                  (dd) IDEX JCC Global (1)
                  (ee) IDEX JCC Growth (1)
                  (ff) IDEX C.A.S.E. Growth (3)
                  (gg) IDEX NWQ Value Equity (1)
                  (hh) IDEX LKCM Strategic Total Return (1)
                  (ii) IDEX Dean Asset Allocation (5)
                  (jj) IDEX JCC Balanced (1)
                  (kk) IDEX JCC Flexible Income (1)
                  (ll) IDEX AEGON Income Plus (1)
                  (mm) IDEX AEGON Tax Exempt (1)
                  (nn) Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo) Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp) Form of Plan for IDEX Salomon All Cap (6)
                  (qq) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                  (rr) Form of Plan for IDEX T. Rowe Price Small Cap (6)

             (2) Plan of Distribution under Rule 12b-1 - Class B Shares
                  (aa) IDEX Alger Aggressive Growth (1)

                  (bb) IDEX GE/Scottish Equitable International Equity (1)
                  (cc) IDEX JCC Capital Appreciation (1)
                  (dd) IDEX JCC Global (1)
                  (ee) IDEX JCC Growth (1)
                  (ff) IDEX C.A.S.E. Growth (4)
                  (gg) IDEX NWQ Value Equity (1)
                  (hh) IDEX LKCM Strategic Total Return (1)
                  (ii) IDEX Dean Asset Allocation (5)
                  (jj) IDEX JCC Balanced (1)
                  (kk) IDEX JCC Flexible Income (1)
                  (ll) IDEX AEGON Income Plus (1)
                  (mm) IDEX AEGON Tax-Exempt (1)
                  (nn) Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo) Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp) Form of Plan for IDEX Salomon All Cap (6)
                  (qq) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                  (rr) Form of Plan for IDEX T. Rowe Price Small Cap (6)

              (3) Plan of Distribution under Rule 12b-1 - Class C Shares
                  (aa) IDEX Alger Aggressive Growth
                  (bb) IDEX GE/Scottish Equitable International Equity
                  (cc) IDEX JCC Capital Appreciation
                  (dd) IDEX JCC Global
                  (ee) IDEX JCC Growth
                  (ff) IDEX C.A.S.E. Growth
                  (gg) IDEX NWQ Value Equity
                  (hh) IDEX LKCM Strategic Total Return
                  (ii) IDEX Dean Asset Allocation
                  (jj) IDEX JCC Balanced
                  (kk) IDEX JCC Flexible Income
                  (ll) IDEX AEGON Income Plus
                  (mm) IDEX AEGON Tax Exempt
                  (nn) IDEX Goldman Sachs Growth
                  (oo) IDEX T. Rowe Price Dividend Growth
                  (pp) IDEX Salomon All Cap
                  (qq) IDEX Pilgrim Baxter Mid Cap Growth
                  (rr) IDEX T. Rowe Price Small Cap

              (4) Plan of Distribution under Rule 12b-1 - Class M Shares
                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) IDEX GE/Scottish Equitable International Equity (1)
                  (cc) IDEX JCC Capital Appreciation (1)
                  (dd) IDEX JCC Global (1)
                  (ee) IDEX JCC Growth (1)
                  (ff) IDEX C.A.S.E. Growth (4)
                  (gg) IDEX NWQ Value Equity (1)
                  (hh) IDEX LKCM Strategic Total Return (1)
                  (ii) IDEX Dean Asset Allocation (5)
                  (jj) IDEX JCC Balanced (1)
                  (kk) IDEX JCC Flexible Income (1)
                  (ll) IDEX AEGON Income Plus (1)
                  (mm) IDEX AEGON Tax Exempt (1)
                  (nn) Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo) Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp) Form of Plan for IDEX Salomon All Cap (6)
                  (qq) Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)

                  (rr) Form of Plan for IDEX T. Rowe Price Small Cap (6)

         (o)  Financial Data Schedule (8)

         (p)  Multiple Class Shares

----------
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)
(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).
(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).
(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).
(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

(8)  To be filed by amendment.


ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     To the knowledge of the Registrant, IDEX GE/Scottish Equitable International Equity, IDEX Alger Aggressive Growth, IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX AEGON Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25  INDEMNIFICATION

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

          (a). IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Alger Aggressive Growth, IDEX GE/Scottish Equitable International Equity, IDEX CA.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation,, IDEX AEGON Income Plus, IDEX AEGON Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth and IDEX T. Rowe Price Small Cap:

        The only business of Idex Management, Inc. ("IMI") is to serve as the investment adviser to each Fund of IDEX Series Fund.

                                      * * *

        Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the WRL Series Fund and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series, Chairman, CEO, Director and President of the Sub-Adviser Director of Janus Distributors, Inc., and Chairman and Director of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc. and Janus Capital Corporation. James P. Craig, Executive Vice President and Trustee of Janus Investment Fund and Janus Aspen Series, Director, Vice Chairman and Chief Investment Officer of Janus Capital Corporation, has no substantial business, profession, vocation or employment other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland, a Director of Janus Capital, President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series, Vice President of Finance, Treasurer and Chief Financial officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc., Director of Janus Distributors, Inc., Janus Service Corporation, and Idex Management, Inc. and Vice President of Finance of Janus Capital International Ltd., Margie G. Hurd, Vice President and Chief Operations Officer of Janus Capital, Director and President of Janus Service Corporation. Mark B. Whiston, Vice President and Chief Marketing Officer of Janus Capital, Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht, Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

                                      * * *

         Fred Alger Management, Inc. ("Alger Management"), the Sub-Adviser to IDEX Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

        Fred M. Alger III, serves as Chairman of the Board, David D. Alger serves as President and Director, Gregory S. Duch serves as Treasurer and Mary Marsden-Cochran serves as Secretary of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Mary Marsden-Cochran also serves as Secretary of ARI, The Alger Fund, Spectra Fund, The Alger American Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 1 World Trade Center, Suite 9333, New York, NY 10048. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

                                      * * *

        Scottish Equitable Investment Management Limited ("Scottish Equitable") serves as a Co-Sub-Adviser to IDEX GE/Scottish Equitable International Equity. See "Management of the Fund - The Co-Sub-Advisers" in the Prospectus and Statement of Additional Information regarding the business of Scottish Equitable. Scottish Equitable is a wholly-owned subsidiary of Scottish Equitable Asset Management plc.

        The Directors and Officers of Scottish Equitable are listed below. Unless otherwise indicated, each Director and Officer has a principal business address of Edinburgh Park, Edinburgh EH12 9SE: William W. Stewart, Chairman of the Board and Executive Director, Strategy; Russell Hogan, Investment Development Director; Roy Patrick, Director and Company Secretary; Paul N. Ritchie, Director and Investment Administration Manager; Otto Thoresen, Director, International Business.

       None of these Directors or Officers has any substantial business, profession, vocation or employment other than their positions with Scottish Equitable, Scottish Equitable plc and other group companies.

       GE Investment Management Incorporated ("GEIM") also serves as a Co-Sub-Adviser for IDEX GE/Scottish Equitable International Equity. GEIM is a wholly-owned subsidiary of General Electric Company ("GE"). GEIM's principal officers and directors serve in similar capacities with respect to General Electric Investment Corporation ("GEIC," and, together with GEIM, collectively referred to as "GE Investments"), which like GEIM is a wholly-owned subsidiary of GE. The directors and executive officers of GEIM are: John H. Myers, President and Director, Michael J. Cosgrove, Executive Vice President and Director, Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director, Ralph R. Layman, Executive Vice President and Director, Thomas J. Szkutak, Executive Vice President, Chief Financial Officer and Director and Geoffrey R. Norman, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEIC and its affiliates.

                                      * * *

        C.A.S.E. Management, Inc. ("C.A.S.E".), sub-adviser to IDEX C.A.S.E. Growth, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E., Inc. C.A.S.E., Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of C.A.S.E. C.A.S.E. provides investment management services to financial institutions, high net worth individuals, and other professional money managers.

        William E. Lange is the President, Chief Executive Officer and Founder; Robert G. Errigo, Executive Vice President; John Gordon, Senior Vice President; and Bruce H. Jordan, Senior Vice President. Officers of C.A.S.E. have no other business, professions, vocations or employments of a substantial nature. The business address of each of the officers is 5355 Town Center Road, Suite 702, Boca Raton, FL 33486.

                                      * * *

         NWQ Investment Management Company, Inc. ("NWQ") serves as Sub-Adviser for IDEX NWQ Value Equity. NWQ is a Massachusetts corporation and is a wholly-owned subsidiary of United Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

        The directors and officers of NWQ are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at NWQ's principal business address of 2049 Century Park East, 4th Floor, Los Angeles, CA 90067: David A. Polak, President, Chief Investment Officer; Edward C. Friedel, Jr., Managing Director; Jon D. Bosse, Executive Managing Director (Feb. 1999)/Director Equity Research; James
H. Galbreath (Denver), Managing Director; Mary-Gene Slaven, Secretary/Treasurer & Managing Director; James P. Owen, Managing Director; Michael C. Mendez (Scottsdale, AZ), Executive Managing Director (Feb. 1999); Phyllis G. Thomas, Managing Director; Louis T. Chambers (Atlanta), Vice President, Justin T. Clifford, Managing Director; Jeffrey M. Cohen, Vice President; Ronald R. Halverson (Minneapolis, MN), Vice President; Thomas J. Laird, Managing Director, Karen S. McCue, Vice President; Martin Pollack, Vice President; Ronald R. Sternal (Minneapolis, MN), Vice President and Michael Wood (San Fransisco), Vice President.

                                                    *     *     *
        Luther King Capital Management Corporation, the Sub-Adviser to the IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

        Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the Sub-Adviser, Paul W. Greenwell, Robert M. Holt, Jr., Scot C. Hollmann, David L. Dowler, Joan M. Maynard, Vincent
G. Melashenko, Steven R. Purvis, Timothy E. Harris, and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                      * * *

        Dean Investment Associates ("Dean"), the Sub-Adviser to IDEX Dean Asset Allocation, is a division of C.H. Dean and Associates, Inc. Dean is the money management division of C.H. Dean and Associates, Inc. Dean became a registered investment adviser in October, 1972 and will assume all of the investment advisory functions. C.H. Dean and Associates is a Nevada corporation (6/30/95) which was an Ohio corporation originally incorporated on March 28, 1975.

        Chauncey H. Dean is the Chairman and Chief Executive Officer; Robert D. Dean is President; Frank H. Scott is Senior Vice President; John C. Riazzi is Vice President and Director of Consulting Services; Richard M. Luthman is Senior Vice President. The business address of each of the Officers of the Sub-Adviser is 2480 Kettering Tower, Dayton, Ohio 45423-2480.

                                      * * *

        AEGON USA Investment Management, Inc. ("AIMI"), the Sub-Adviser to IDEX AEGON Income Plus and IDEX AEGON Tax Exempt, is an Iowa corporation which was incorporated on April 12, 1989. AIMI became a registered investment adviser on March 16, 1992 and has assumed all of the investment advisory functions of AEGON USA Securities, Inc. ("AEGON Securities"). AIMI and AEGON Securities are wholly-owned subsidiaries of First AUSA Holding Company which is a wholly-owned subsidiary of AEGON USA, Inc.

         AIMI also serves as sub-adviser to WRL Series Fund's WRL AEGON Balanced and WRL AEGON Bond. Douglas C. Kolsrud is Director, Chairman of the Board and President of AIMI; Director, Senior Vice President, Chief Investment Officer and Corporate Actuary of Life Investors Insurance Company of America ("LIICA"), Bankers United Life Assurance Company ("Bankers United"), PFL Life Insurance Company ("PFL Life"); First AUSA Life Insurance Company ("First AUSA") and Monumental Life Insurance Company ("Monumental Life"); Director, Chief Investment Officer and Vice President of Monumental General Casualty Company ("Monumental General") and Commonwealth General Corporation; Senior Vice President, Chief Investment Officer and Corporate Actuary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"); Director and President of AIMI; Executive Vice President of AEGON USA, Inc.; Chief Investment Officer of Diversified Financial Products Inc., and Director of United Financial Services, Inc., Realty Information Systems, Inc., AEGON USA Realty Advisors Inc., Southlife, Inc.and Quantra Corporation; Brenda K. Clancy, Director, Treasurer, Vice President and Chief Financial Officer of LIICA and Monumental Life; Treasurer, Vice President and Chief Financial Officer of Bankers United and PFL Life; Director, Treasurer and Vice President of First AUSA and Investors Warranty of America, Inc.; Director, Treasurer and Cashier of Massachusetts Fidelity Trust Company; Director and Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company and Pension Life Insurance Company of America; Director and Vice President of Veterans Life Insurance Company; Treasurer and Vice President of Money Services, Inc. and Commonwealth General Corporation; Director and Treasurer of Zahorik Company, Inc.; Vice President of Western Reserve, Commonwealth General Assignment Corporation; Monumental Agency Group, Inc. and AEGON Assignment Corporation of Kentucky; Director of AEGON USA Securities, Inc., AEGON USA Investment Management, Inc. and AEGON USA Realty Advisors Inc.; Treasurer of AUSA Life and AUSA Holding Company; Assistant Secretary of Benefit Plans, Inc.; Senior Vice President and Treasurer of AEGON USA, Inc.; Assistant Treasurer of Diversified Financial Products, Inc., Independence Automobile Association, Inc. and Independence Automobile Club, Inc. and Senior Vice President, Treasurer and Controller of Cadet Holding Corp.; Craig D. Vermie, Director of AIMI; Director, Secretary, Vice President and General Counsel of LIICA, Bankers United, PFL Life, and First AUSA; Director, Vice President, General Counsel and Assistant Secretary of Monumental Life; Vice President, Corporate Counsel and Assistant Secretary of Western Reserve; Director, Vice President and Assistant Secretary of Monumental General Casualty Company and Zahorik Company, Inc.; Director, Secretary and Vice President of Investors Warranty of America, Inc.; Secretary, Vice President and General Counsel of AEGON USA, Inc.; Director, Counsel, Assistant Secretary of Commonwealth General Corporation; Director and Vice President of The Whitestone Corporation; Director and Secretary of Peoples Benefit Life Assurance Company, Veterans Life Insurance Company, Massachusetts Fidelity Trust Company, AUSA Holding Company, Cadet Holding Corp., AEGON Management Company and AEGON USA Charitable Foundation, Inc.; Director and Assistant Secretary of Academy Life Insurance Company, Providian Auto & Home Insurance Company, Providian Life Insurance Company, Providian Property & Casualty Insurance Company, Monumental Agency Group, Inc., Creditor Resources, Inc., Great American Insurance Agency, Inc. and Monumental General Mass Marketing, Inc.; Director, Pension Life

Insurance Company of America, Monumental General Insurance Group, Inc, United Financial Services, Inc., AEGON Financial Services Group, Inc., AIMI, Southlife, Inc., Durco Agency, Inc., Executive Management & Consultant Services, Inc., Monumental General Administrators, Inc., AUSA Financial Markets, Inc., Short Hills Management Company, Corpa Reinsurance Company, AEGON Special Markets Group and Monumental General Mass Marketing, Inc.; Secretary, AUSA Life Insurance Company , Inc., Money Services, Inc., Supplemental Insurance Division, Inc.; Assistant Secretary, Bankers Financial Life Insurance Company, ZCI, Inc.; Clifford A. Sheets, Executive Vice President, Director of Securities of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Veterans Life Insurance Company Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Eric B. Goodman, Executive Vice President and Head of Portfolio Management of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; William S. Cook, Executive Vice President and Head of Portfolio Management of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; David R. Ludke, Executive Vice President of AIMI Chief Actuary and Vice President of Diversified Financial Products Inc., Second Vice President of Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty insurance Company; David M. Carney, Senior Vice President and Chief Financial Officer of AIMI, Vice President of Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company, Bankers United Life Assurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, PFL Life Insurance Company, Western Reserve Life Insurance Co. of Ohio, AUSA Life Insurance Company, Inc. Veterans Life Insurance Company, Monumental General Insurance Group, Inc., Monumental General Casualty Company, Monumental Life Insurance Company, Commonwealth General Corporation and Investors Warranty of America, Inc.; Ralph M. O'Brian, Senior Vice President of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company and AEGON USA Managed Portfolios, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Trust Officer of Massachusetts Fidelity Trust Company; David R. Halfpap, Senior Vice President of AIMI, Vice President and Assistant Secretary of AEGON USA Managed Portfolios, Inc.; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company, Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company. Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Steven P. Opp, Senior Vice President of AIMI; Kirk W. Buese, Senior Vice President of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company, PB Investment Advisors, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Gregory W. Theobald, Vice President and Assistant Secretary of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company,

Monumental Life Insurance Company, Vice President of Money Services, Inc., Secretary of AEGON USA Managed Portfolios, Inc.; Lewis O. Funkhouser, Vice President of AIMI; Jon D. Kettering, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Robert L. Hanson, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Bradley Beman, Vice President of AIMI, Michael B. Simpson, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Douglas A. Dean, Vice President of AIMI; Stephanie M. Phelps, Vice President of AIMI; Jon L. Skaags, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Daniel P. Fox, Vice President of AIMI; Robert S. Jett III, Secretary of AIMI, Assistant Secretary of AUSA Life Insurance Company, Money Services, Inc. and AUSA Financial Markets, Inc.; and Counsel and Vice President of Investors Warranty of America, Inc. and Blaine E. Rolland, Treasurer of AIMI.

                                      * * *

        Goldman Sachs Asset Management ("GSAM"), located at One New York Plaza, New York, NY 10004, serves as sub-adviser to the IDEX Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

                                      * * *

         Salomon Brothers Asset Management Inc ("SBAM"), 7 World Trade Center, New York, NY, 10048 serves as sub-adviser to IDEX Salomon All Cap. Michael S. Hyland, President and Managing Director, also serves as Managing Director of Salomon Brothers Inc., New York, NY, Director and Chairman of Salomon Brothers Asset Management Limited, London, England; Director of Salomon Brothers Asset Management Japan Limited, Tokyo, Japan, and Chairman of Salomon Brothers Asset Management (Ireland) Limited ; Vilas V. Gadkari, Managing Director, also serves as Managing Director and Chief Investment Officer of Salomon Brothers Asset Management Limited, London England, Managing Director of Salomon Brothers Inc., New York, NY, and Salomon Brothers International Limited, London, England ; Zacharay Snow, Secretary also serves as Managing Director of Salomon Brothers Inc, New York, NY; Alan M. Mandel, Vice President and Chief Operating Officer, serves as Director of Salomon Brothers Inc., New York, NY; Mutual Funds; Mitchel
E. Schulman, Director and Chief Operating Officer - Mutual Funds also serves as Director and Chief Operating Officer of Salomon Brothers Inc., New York, NY; Marcus A. Peckman, Director, Vice President and Chief Financial Officer also serves as Director of Salomon Brothers, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Michael F. Rosenbaum, Chief Legal Officer, also serves as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong, Corporate Secretary of The Travelers Investment Management Company, New York, NY, and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors; and Thomas W. Jasper, Treasurer, also serves as Managing Director of Salomon Brothers Inc, New York, NY.

                                      * * *

        T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Dividend Growth and IDEX T. Rowe Price Small Cap. James E. Halbkat, Jr., Director of T. Rowe. Mr. Halbkat is President of 9U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925; Richard L. Menschel, Director of T. Rowe. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004. Robert L. Strickland, Director of T. Rowe. Mr. Strickland retired as Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies, as of January 31, 1998 and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is: 2000 W. First Street, Suite 604, Winston-Salem, North Carolina 27104. Philip C. Walsh, Director of T. Rowe is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, New Jersey 07977. Anne Marie Whittemore, Director of T. Rowe. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219. Henry H. Hopkins Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of
T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Director of
T. Rowe Price Insurance Agency, Inc.; Vice President of Price-Fleming, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. LaPorte, Jr., Director and Managing Director of T. Rowe; William
T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc. T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-Fleming, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc., Director of Price-Fleming, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe, Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-Fleming; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Edward C. Bernard, Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Investment Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Alvin M. Younger, Jr., Chief Financial Officer, Managing Director, Secretary and Treasurer of T. Rowe; Director, Vice President, Treasurer, and Secretary of TRP Suburban Second, Inc. and TRP Suburban, Inc.; Director of TRP Finance, Inc.; Secretary and Treasurer for Price-Fleming, T. Rowe Price (Canada), Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Treasurer and Clerk of T. Rowe Price Insurance Agency of Massachusetts, Inc.; Preston G. Athey, Managing Director of T. Rowe; Brian W.H. Berghuis, Managing Director of T. Rowe; Stephen
W. Boesel, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of
T. Rowe Price Trust Company; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-Fleming; Vice

President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of
T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Pan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-Fleming; William J. Stromberg, Managing Director of T. Rowe; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-Fleming and T. Rowe Price Trust Company.

                                      * * *

          Pilgrim Baxter & Associates, Ltd., ("Pilgrim") 825 Duportail Road, Wayne, PA 19087, serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc., Director and Chairman of PBHG Insurance Series Fund, Inc., Trustee of PBHG Fund Services, and Chairman and Director of The PBGH Funds, Inc. and PBHG Advisor Funds, Inc.; Gary L. Pilgrim, Chief Investment Officer, President and Director, Director and President of Pilgrim Baxter Value Investors, Inc., Trustee of PBHG Fund Services, and President of PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer, is Chief Financial Officer and Treasurer of Pilgrim Baxter Value Investors, Inc., and Chief Financial Officer of PBHG Fund Services and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer, is Chief Compliance Officer of PBHG Fund Distributors, Pilgrim Baxter Value Investors, Inc., and is Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary, also serves as General Counsel and Secretary of Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, PBHG Fund Services, and as Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

         Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                      * * *

ITEM 27  PRINCIPAL UNDERWRITER

InterSecurities, Inc.

          (a) The Registrant has entered into an Underwriting Agreement with InterSecurities, Inc. ("ISI"), whose address is P.O. Box 9053, Clearwater, FL 33758-9053, to act as the principal underwriter of Fund shares.

          (b)  Directors and Officers of Principal Underwriter

    NAME                   POSITIONS AND OFFICES WITH UNDERWRITER                 POSITIONS AND OFFICES WITH REGISTRANT
    ----                   --------------------------------------                 -------------------------------------
G. John Hurley               Chairman and Director                           President, Chief Executive
                                                                             Officer and Trustee

Larry G. Brown               Vice President                                  N/A

William H. Geiger            Director and Secretary                          Vice President and Assistant
                                                                             Secretary

Thomas R. Moriarty           President and Chief Executive Officer           Senior Vice President, Treasurer and
                                                                             Principal Financial Officer

Cynthia L. Remley            Vice President and Associate                    N/A
                             General Counsel

A. Kenneth Fine              Vice President and Counsel                      N/A

Herbert Pontzer              Vice President - Compliance                     N/A

Stanley R. Orr               Vice President                                  N/A

William G. Cummings          Vice President and Treasurer                    N/A

Gary Richardson              Vice President                                  N/A

Kimberly Scouller            Vice President and Counsel                      N/A

Michael V. Williams          Vice President                                  N/A

Kristy L. Dowd               Vice President                                  N/A

Terry L. Garvin              Vice President                                  N/A

Christopher G. Roetzer       Assistant Vice President                        Vice President, Assistant Treasurer
                                                                             And Principal Accounting Officer

Nathan Anguiano              Assistant Vice President                        N/A

Stephen Breininger           Assistant Vice President                        N/A

Donna Craft                  Assistant Vice President                        N/A

Michael Lane                 Assistant Vice President                        N/A

                                       12

Scott M. Lenhart             Assistant Vice President                        N/A

Teresa Rooney                Assistant Vice President                        N/A

Scott Russell                Assistant Vice President                        N/A

Frank Wollett                Assistant Vice President                        N/A

Diane Rogers                 Assistant Vice President                        N/A

Russell W. Crooks            Assistant Vice President                        N/A

Greg Limardi                 Assistant Vice President                        N/A

Christine M. Goodwin         Assistant Vice President                        N/A

Stuart Walsky                Assistant Vice President                        N/A

Duncan H. Cameron            Assistant Vice President                        N/A

Tracey Creighton             Assistant Secretary                             N/A

Meg Cullem-Fiore             Assistant Secretary                             N/A

Jayne Flood                  Assistant Secretary                             N/A

Kristina Mackowiak           Assistant Secretary                             N/A

Carol Ann MacLean            Assistant Secretary                             N/A

Laura Hunt                   Assistant Secretary                             N/A


ITEM 28  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

          (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105-1307.

ITEM 29  MANAGEMENT SERVICES

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by IMI, ISI, Alger Management, Scottish Equitable, GEIM, Janus Capital, C.A.S.E., NWQ, Luther King, Dean Investment, AEGON Management GSAM, T. Rowe Price, SBAM and Pilgrim pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.

ITEM 30  UNDERTAKINGS

                 Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 31st August, 1999.


                                      IDEX Mutual Funds

                                      By: /s/ G. JOHN HURLEY
                                          ------------------------
                                          G. John Hurley
                                          President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




/s/ JOHN R. KENNEY                         Chairman and Trustee                 August 31, 1999
---------------------------------
John R. Kenney


/s/ G. JOHN HURLEY                         President and Trustee                August 31, 1999
---------------------------------          (Principal Executive Officer)
G. John Hurley


/s/ THOMAS R. MORIARTY                     Senior Vice President                August 31, 1999
---------------------------------          Treasurer and Principal
Thomas R. Moriarty                         Financial Officer



/s/ CHRISTOPHER G. ROETZER                 Vice President, Assistant            August 31, 1999
---------------------------------          Treasurer and Principal
Christopher G. Roetzer                     Accounting Officer



/s/ PETER R. BROWN *                       Trustee                              August 31, 1999
---------------------------------
Peter R. Brown *


/s/ DANIEL CALABRIA*                       Trustee                              August 31, 1999
---------------------------------
Daniel Calabria *


/s/ JAMES L. CHURCHILL *                   Trustee                              August 31, 1999
---------------------------------
James L. Churchill *



/s/ CHARLES C. HARRIS *                    Trustee                              August 31, 1999
 --------------------------------
Charles C. Harris*


/s/ JULIAN A. LERNER*                      Trustee                              August 31, 1999
---------------------------------
Julian A. Lerner *


/s/ WILLIAM W. SHORT, JR. *                Trustee                              August 31, 1999
---------------------------------
William W. Short, Jr. *


/s/ JACK E. ZIMMERMAN *                    Trustee                              August 31, 1999
---------------------------------
Jack E. Zimmerman *



/s/ G. JOHN HURLEY
---------------------------------
*Signed by G. John Hurley
 Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 31 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A
                                IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX

EXHIBIT NO.                 DESCRIPTION OF EXHIBIT
-----------                 ----------------------

23. (f) (1)                 Dealers Sales Agreement

    (f) (2)                 Service Agreement

    (n) (3)                 Plan of Distribution under Rule 12b-1
                            Class C Shares

    (o)                     Multiple Class Shares